                                                      Registration Nos. 33-13053
                                                                        811-5091

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-3

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 15

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 17

                 THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                 --------------------------------------------
                             FOR VARIABLE ANNUITIES
                             ----------------------
                           (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                        -------------------------------
                          (Name of Insurance Company)

                 ONE TOWER SQUARE, HARTFORD, CONNECTICUT  06183
                 ----------------------------------------------
          (Address of Insurance Company's Principal Executive Offices)

   Insurance Company's Telephone Number, including Area Code: (860) 277-0111
                                                              --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
                      The Travelers Timed Aggressive Stock
                         Account for Variable Annuities
                                One Tower Square
                          Hartford, Connecticut  06183
                          ----------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
                                               -------------------

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485.
----
 X       on  May 1, 1998  pursuant to paragraph (b) of Rule 485.
----
         60 days after filing pursuant to paragraph (a)(1) of Rule 485.
----
         on ___________ pursuant to paragraph (a)(1) of Rule 485.
----
         75 days after filing pursuant to paragraph (a)(2).
----
         on ___________ pursuant to paragraph (a)(2) of Rule 485.
----

If appropriate check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             Cross-Reference Sheet

                                    Form N-3

ITEM
NO.                                                    CAPTION IN PROSPECTUS
---                                                    ---------------------
1.    Cover Page                                       The Travelers Timed Aggressive Stock
                                                            Account for Variable Annuities
2.    Definitions                                      Glossary of Special Terms
3.    Synopsis                                         Prospectus Summary
4.    Condensed Financial Information                  Condensed Financial Information
5.    General Description of Registrant                The Insurance Company and the Separate
         and Insurance Company                              Accounts; The Travelers Timed Aggressive
                                                            Stock Account for Variable Annuities
6.    Management                                       Managed Separate Accounts: Management
                                                            and Advisory Services
7.    Deductions and Expenses                          Charges and Deductions; Fee Table
8.    General Description of Variable                  The Variable Annuity Contract; Miscellaneous
         Annuity Contracts
9.    Annuity Period                                   The Annuity Period
10.   Death Benefit                                    Death Benefit; Payout Options
11.   Purchases and Contract Value                     The Variable Annuity Contract
12.   Redemptions                                      Surrenders and Redemptions; Right to Return
13.   Taxes                                            Premium Tax; Federal Tax Considerations
14.   Legal Proceedings                                Legal Proceedings and Opinions
15.   Table of Contents of Statement                   Appendix A
         of Additional Information


                                                       CAPTION IN STATEMENT OF ADDITIONAL
                                                       INFORMATION
                                                       ---------------------------------------

16.   Cover Page                                       The Travelers Timed Aggressive Stock
                                                            Account for Variable Annuities
17.   Table of Contents                                Table of Contents
18.   General Information and History                  Description of The Travelers and the
                                                            Separate Accounts
19.   Investment Objectives and                        Investment Restrictions
         Policies
20.   Management                                       The Board of Managers
21.   Investment Advisory and Other Services           Investment Management and Advisory Services;
                                                       Securities Custodian; Independent Accountants
22.   Brokerage Allocation                             Investment Management and Advisory Services
23.   Purchase and Pricing of Securities               Valuation of Separate Account Assets
         Being Offered
24.   Underwriters                                     Distribution and Management Services
25.   Calculation of Performance Data                  Performance Data
26.   Annuity Payments                                 Inapplicable
27.   Financial Statements                             Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

             TRAVELERS UNIVERSAL ANNUITY VARIABLE CONTRACT PROFILE


                                  MAY 1, 1998



THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND "THE COMPANY" REFER TO TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.



1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a non-qualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed (Flexible Annuity) Account. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may gain or lose money in the funding options.



The Contract, like all deferred variable annuity contracts has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments (annuity payments) from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive income payments from the Fixed Account or the variable funding options. If you want to receive regular payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select) if you should die during that period; Option 3 -- payments for your life with a cash refund with the guarantee that, upon your death, your beneficiary will receive the balance as a lump sum payment; Option 4 -- Joint and Last Survivor Life Annuity in which payments are made for your life and the life of another person (usually your spouse). This option can also be elected with payments continuing at a reduced rate after the death of one payee. There are also Income Options available: Income Option
1 -- Fixed Amount -- the Cash Surrender Value of your Contract will be paid to you in equal payments for a fixed period; or Option 2 -- Fixed Period -- the Cash Surrender Value will be used to make payments for a fixed time period. If you should die prior to the end of the Fixed Period, the remaining amount will go to your beneficiary.



Once you make an election of an annuity option or an income option and income payments begin, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease. Once the annuity or income payments begin, the selection of funding options may be changed only with the permission of the Company.



3. PURCHASE. You may purchase a tax-qualified Contract with an initial payment of at least $20, except in the case of an individual retirement annuity (IRA) where the minimum initial payment is $1,000. Additional payments to tax-qualified Contract of at least $20 may be made. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter.

WHO MAY PURCHASE THIS CONTRACT?



The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRA) or IRA Rollover pursuant to Section 408 of the Internal Revenue Code of 1986, as amended; and (3) qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), 408(b) or 457 of the Internal Revenue Code.



4. INVESTMENT OPTIONS. You can direct your money into the Fixed (Flexible Annuity) Account and/or to any or all of the following variable funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.



                           MANAGED SEPARATE ACCOUNTS



Travelers Growth and Income Stock Account
  ("Account GIS")


Travelers Money Market Account
  ("Account MM")


Travelers Quality Bond Account
  ("Account QB")


Travelers Timed Aggressive Stock Account
  ("Account TAS")


Travelers Timed Growth and Income Stock
  Account ("Account TGIS")


Travelers Timed Short-Term Bond Account
  ("Account TSB")



                    TRAVELERS FUND U FOR VARIABLE ANNUITIES



Capital Appreciation Fund


Dreyfus Stock Index Fund


High Yield Bond Trust


Managed Assets Trust


AMERICAN ODYSSEY FUNDS, INC.


  Core Equity Fund


  Emerging Opportunities Fund


  Global High-Yield Bond Fund


  Intermediate-Term Bond Fund


  International Equity Fund


  Long-Term Bond Fund


DREYFUS VARIABLE INVESTMENT FUND


  Small Cap Portfolio


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND


  VIP Equity Income Portfolio


  VIP Growth Portfolio


  VIP High Income Portfolio


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II


  VIP II Asset Manager Portfolio


TEMPLETON VARIABLE PRODUCTS SERIES FUND


  Templeton Asset Allocation Fund
    (Class 1)


  Templeton Bond Fund (Class 1)


  Templeton Stock Fund (Class 1)


TRAVELERS SERIES FUND, INC.


  Alliance Growth Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


  Smith Barney High Income Portfolio


  Smith Barney International Equity Portfolio


  Smith Barney Large Cap Value Portfolio


THE TRAVELERS SERIES TRUST


  Disciplined Mid Cap Stock Portfolio


  Social Awareness Stock Portfolio


  U.S. Government Securities Portfolio


  Utilities Portfolio


5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each.


For each contract we deduct a semi-annual administrative charge of $15. There is also an annual insurance charge of 1.25% of the amounts you direct to the variable Funding Options.



Each Funding Option has an investment charge (total fund charge), which includes the management fee, any applicable asset allocation fee and other expenses (and which reflects any expense reimbursements or fee waivers). The charge ranges from .32% to 2.11% annually, of the average daily net asset balance of the Funding Option, depending on the Funding Option selected.



If you withdraw amounts from the Contract, we may deduct a withdrawal charge (of 5% for five years) of the purchase payments you made to the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, the Company may be required by your state to deduct a premium tax of 0% - 5%.



The following table is designed to help you understand the Contract charges. The column "Total Annual Insurance Charge" shows the total of the $15 semi-annual contract charge (which is represented as 0.167% below) and the insurance charge of 1.25%. The investment charges for each portfolio are also shown. Each of the American Odyssey Portfolios is listed twice, once with the optional CHART asset allocation fee of 1.25% reflected, and once without the optional asset allocation fee. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. The examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money (a) at the end of year one and (b) at the end of year 10. For year 1, the Total Annual Charges are assessed as well as the withdrawal charges. For year 10, the examples shows the aggregate of all the annual charges assessed during that time, but no withdrawal charge is shown. For these examples, the premium tax is assumed to be 0%. Please refer to the Fee Table in the prospectus for more details.





                                                                      TOTAL                EXAMPLES: TOTAL
                                                           TOTAL      ANNUAL               ANNUAL EXPENSES
                                                          ANNUAL     FUNDING     TOTAL       AT END OF:
                                                         INSURANCE    OPTION    ANNUAL    -----------------
                    PORTFOLIO NAME                        CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
-----------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
    Account GIS........................................    1.40%       0.62%     2.02%     $70       $234
    Account MM.........................................    1.40%       0.32%     1.72%      67        203
    Account QB.........................................    1.40%       0.32%     1.72%      67        203
    Account TAS........................................    1.40%       1.60%     3.00%      80        331
    Account TB* (Travelers Timed Bond Account).........    1.40%       1.75%     3.15%      82        345
    Account TGIS.......................................    1.40%       1.57%     2.97%      80        329
    Account TSB........................................    1.40%       1.57%     2.97%      80        329
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund..............................    1.40%       0.84%     2.24%      73        257
Dreyfus Stock Index Fund...............................    1.40%       0.28%     1.68%      67        198
High Yield Bond Trust..................................    1.40%       0.84%     2.24%      73        257
Managed Assets Trust...................................    1.40%       0.63%     2.03%      71        235
AMERICAN ODYSSEY FUNDS, INC.(1)
    Core Equity Fund...................................    1.40%       0.65%     2.05%      71        238
    Emerging Opportunities Fund........................    1.40%       0.86%     2.26%      73        259
    Global High-Yield Bond Fund........................    1.40%       0.68%     2.08%      71        241
    Intermediate-Term Bond Fund........................    1.40%       0.63%     2.03%      71        235
    International Equity Fund..........................    1.40%       0.77%     2.17%      72        250
    Long-Term Bond Fund................................    1.40%       0.62%     2.02%      70        234
AMERICAN ODYSSEY FUNDS, INC.(2)
    Core Equity Fund...................................    1.40%       1.90%     3.30%      83        359
    Emerging Opportunities Fund........................    1.40%       2.11%     3.51%      85        378
    Global High-Yield Bond Fund........................    1.40%       1.93%     3.33%      84        362
    Intermediate-Term Bond Fund........................    1.40%       1.88%     3.28%      83        357
    International Equity Fund..........................    1.40%       2.02%     3.42%      84        370
    Long-Term Bond Fund................................    1.40%       1.87%     3.27%      83        356
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio................................    1.40%       0.78%     2.18%      72        251
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
    Equity Income Portfolio............................    1.40%       0.58%     1.98%      70        230
    Growth Portfolio...................................    1.40%       0.69%     2.09%      71        242
    High Income Portfolio..............................    1.40%       0.71%     2.11%      71        244
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio............................    1.40%       0.65%     2.05%      71        238
TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Templeton Asset Allocation Fund....................    1.40%       0.78%     2.18%      72        251
    Templeton Bond Fund................................    1.40%       0.68%     2.08%      71        241
    Templeton Stock Fund...............................    1.40%       0.88%     2.28%      73        261
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio..........................    1.40%       0.82%     2.22%      72        255
    G.T. Global Strategic Income Portfolio*............    1.40%       1.07%     2.47%      75        280
    MFS Total Return Portfolio.........................    1.40%       0.86%     2.26%      73        259
    Putnam Diversified Income Portfolio................    1.40%       0.88%     2.28%      73        261
    Smith Barney High Income Portfolio.................    1.40%       0.70%     2.10%      71        243



* Not currently available to new Contract Owners in most states.



 (1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation Program.



 (2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation Program.

                                                                      TOTAL                EXAMPLES: TOTAL
                                                           TOTAL      ANNUAL               ANNUAL EXPENSES
                                                          ANNUAL     FUNDING     TOTAL       AT END OF:
                                                         INSURANCE    OPTION    ANNUAL    -----------------
                    PORTFOLIO NAME                        CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
-----------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC., CONTINUED
    Smith Barney International Equity Portfolio........    1.40%       1.01%     2.41%      74        274
    Smith Barney Large Cap Value Portfolio
      (formerly Smith Barney Income and Growth
      Portfolio).......................................    1.40%       0.69%     2.09%      71        242
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio................    1.40%       0.95%     2.35%      74        268
    Social Awareness Stock Portfolio...................    1.40%       0.98%     2.38%      74        271
    U.S. Government Securities Portfolio...............    1.40%       0.58%     1.98%      70        231
    Utilities Portfolio................................    1.40%       1.06%     2.46%      75        279



6. TAXES. The payments you make to the Contract during the accumulation phase are made with before-tax dollars or after-tax dollars. You may be taxed on your purchase payments and will be taxed on any earnings when you make a withdrawal or begin receiving payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.



For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, the Company can calculate and pay you the minimum distribution amount required by federal law.



7. ACCESS TO YOUR MONEY. You can take withdrawals at any time during the accumulation phase. A withdrawal charge (a deferred sales charge) may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made. After the first contract year, you may withdraw up to 10% of the cash value (as of the end of the previous contract year) without a deferred sales charge. You may also have to pay income taxes, a federal tax penalty or premium taxes on any money you take out.



You may choose to receive monthly, quarterly, semi-annual or annual ("systematic") withdrawals of at least $50 if your Contract's cash value is $5,000 or more. All applicable sales charges and premium taxes will be deducted.


8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the Funding Options you choose. The following chart shows total returns for each Funding Option for the time periods shown. The rate of return reflects the insurance charges, administrative charge, investment charges and all other expenses of the Funding Option. The rate of return does not reflect any withdrawal charge, which, if applied, would reduce such performance. Past performance is not a guarantee of future results.


LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):


--------------------------------------------------------------------------------------------------------------------------------
        PORTFOLIO NAME            1997       1996       1995       1994       1993       1992       1991       1990       1989
--------------------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS:
    Account GIS...............   31.38%      21.20%    35.26%     -1.56%      7.34%       0.57%    27.41%      -4.99%     26.13%
    Account MM................    3.96%       3.77%     4.25%      2.46%      1.36%       1.98%     4.42%       6.64%      7.70%
    Account QB................    6.43%       3.22%    14.31%     -2.71%      7.77%       6.32%    12.86%       7.01%      9.43%
    Account TAS...............   29.04%      16.26%    31.89%     -7.45%     12.83%       8.27%    31.31%      -4.72%     11.99%
    Account TGIS..............   29.65%      19.87%    33.37%     -4.90%      4.65%       2.58%    17.78%      -4.09%     30.34%
    Account TSB...............    2.67%       1.91%     2.98%      1.04%      5.28%      -4.33%     2.96%       5.74%      7.68%
UNDERLYING FUNDING OPTIONS:
Capital Appreciation Fund.....   24.43%      26.44%    34.49%     -6.25%     13.30%      15.81%    33.09%      -7.42%     13.77%
Dreyfus Stock Index Fund......   31.17%      20.83%    34.90%     -0.66%      7.63%      --         --         --         --
High Yield Bond Trust.........   14.97%      14.43%    13.90%     -2.78%     12.24%      11.38%    24.31%     -10.17%     -0.14%
Managed Assets Trust..........   19.66%      12.19%    25.35%     -3.76%      7.67%       3.47%    19.95%       0.94%     25.29%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund..........   28.56%      19.95%    35.01%     -3.72%        --          --        --          --         --
    Emerging Opportunities
      Fund....................    4.24%      -5.76%    28.81%      6.70%        --          --        --          --         --

------------------------------  --------
        PORTFOLIO NAME            1988

MANAGED SEPARATE ACCOUNTS:
    Account GIS...............   16.10%
    Account MM................    5.96%
    Account QB................    5.42%
    Account TAS...............    4.23%
    Account TGIS..............   10.49%
    Account TSB...............    5.83%
UNDERLYING FUNDING OPTIONS:
Capital Appreciation Fund.....    8.37%
Dreyfus Stock Index Fund......    --
High Yield Bond Trust.........   12.88%
Managed Assets Trust..........    7.56%
AMERICAN ODYSSEY FUNDS, INC.*
    Core Equity Fund..........       --
    Emerging Opportunities
      Fund....................       --

--------------------------------------------------------------------------------------------------------------------------------
        PORTFOLIO NAME            1997       1996       1995       1994       1993       1992       1991       1990       1989
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC. CONTINUED
    Global High-Yield Bond
      Fund**..................    3.36%       1.06%     7.95%     -2.90%        --          --        --          --         --
    Intermediate-Term Bond
      Fund....................    4.72%       1.20%    12.01%     -5.54%        --          --        --          --         --
    International Equity
      Fund....................    2.28%      18.71%    15.89%     -9.54%        --          --        --          --         --
    Long-Term Bond Fund.......    9.16%      -1.36%    19.27%     -8.38%        --          --        --          --         --
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund..........   29.94%      21.44%    36.66%     -2.53%        --          --        --          --         --
    Emerging Opportunities
      Fund....................    5.44%      -4.52%    30.42%      8.02%        --          --        --          --         --
    Global High-Yield Bond
      Fund**..................    4.66%       2.33%     9.30%     -1.67%        --          --        --          --         --
    Intermediate-Term Bond
      Fund....................    6.03%       2.47%    13.41%     -4.34%        --          --        --          --         --
    International Equity
      Fund....................    3.62%      20.19%    17.34%     -8.42%        --          --        --          --         --
    Long-Term Bond Fund.......   10.51%      -0.13%    20.75%     -7.22%        --          --        --          --         --
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND:
    Equity Income Portfolio...   26.38%      12.68%    33.23%      5.45%     16.46%         --        --          --         --
    Growth Portfolio..........   21.80%      13.10%    33.51%     -1.55%     17.54%         --        --          --         --
    High Income Portfolio.....   16.06%      12.44%    18.93%     -3.06%     18.67%         --        --          --         --
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II:
    Asset Manager Portfolio...   19.01%      13.01%    15.33%     -7.55%     19.19%         --        --          --         --
TEMPLETON VARIABLE PRODUCTS
  SERIES FUND
    Templeton Asset Allocation
      Fund....................   13.94%      17.21%    20.84%     -4.46%     24.21%         --        --          --         --
    Templeton Bond Fund.......    1.09%       7.91%    13.31%     -6.35%      9.74%         --        --          --         --
    Templeton Stock Fund......   10.35%      20.73%    23.51%     -3.71%     31.99%         --        --          --         --
TRAVELERS SERIES FUND, INC.:
    Alliance Growth
      Portfolio...............   27.32%      27.60%       --         --         --          --        --          --         --
    MFS Total Return
      Portfolio...............   19.54%      12.86%       --         --         --          --        --          --         --
    Putnam Diversified Income
      Portfolio...............    6.21%       6.72%       --         --         --          --        --          --         --
    Smith Barney High Income
      Portfolio...............   12.29%      11.58%       --         --         --          --        --          --         --
    Smith Barney International
      Equity Portfolio........    1.20%      16.02%       --         --         --          --        --          --         --
    Smith Barney Large Cap
      Value Portfolio
      (formerly Smith Barney
      Income and Growth
      Portfolio)..............   24.92%      18.14%       --         --         --          --        --          --         --
THE TRAVELERS SERIES TRUST:
    Social Awareness Stock
      Portfolio...............   25.56%      18.31%    31.56%     -4.12%      5.84%         --        --          --         --
    U.S. Government Securities
      Portfolio...............   11.09%       0.01%    22.75%     -7.11%      7.80%         --        --          --         --
    Utilities Portfolio.......   23.59%       5.95%    27.51%        --         --          --        --          --         --

------------------------------  --------
        PORTFOLIO NAME            1988
-------------------------------------------------
AMERICAN ODYSSEY FUNDS, INC. C
    Global High-Yield Bond
      Fund**..................       --
    Intermediate-Term Bond
      Fund....................       --
    International Equity
      Fund....................       --
    Long-Term Bond Fund.......       --
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund..........       --
    Emerging Opportunities
      Fund....................       --
    Global High-Yield Bond
      Fund**..................       --
    Intermediate-Term Bond
      Fund....................       --
    International Equity
      Fund....................       --
    Long-Term Bond Fund.......       --
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND:
    Equity Income Portfolio...       --
    Growth Portfolio..........       --
    High Income Portfolio.....       --
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II:
    Asset Manager Portfolio...       --
TEMPLETON VARIABLE PRODUCTS
  SERIES FUND
    Templeton Asset Allocation
      Fund....................       --
    Templeton Bond Fund.......       --
    Templeton Stock Fund......       --
TRAVELERS SERIES FUND, INC.:
    Alliance Growth
      Portfolio...............       --
    MFS Total Return
      Portfolio...............       --
    Putnam Diversified Income
      Portfolio...............       --
    Smith Barney High Income
      Portfolio...............       --
    Smith Barney International
      Equity Portfolio........       --
    Smith Barney Large Cap
      Value Portfolio
      (formerly Smith Barney
      Income and Growth
      Portfolio)..............       --
THE TRAVELERS SERIES TRUST:
    Social Awareness Stock
      Portfolio...............       --
    U.S. Government Securities
      Portfolio...............       --
    Utilities Portfolio.......       --



 * Includes CHART fee of 1.25% annually.



** Formerly the American Odyssey Short-Term Bond Fund. The name, investment objectives and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.



Those funding options not illustrated above do not yet have one full year of performance history.



9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. If you die before you reach age 75, the death benefit equals the greatest of (1), (2) or (3) below:


     (1) the Cash Value; or

     (2) the total Purchase Payments made under the Contract; or

     (3) the Cash Value on the most recent fifth multiple of the contract year anniversary immediately preceding the date on which the Company receives due proof of death.

If you die on or after age 75 and prior to the maturity date, the death benefit is equal to the Cash Value determined as of the date the Company receives due proof of death.



In all cases described above, any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Contract Prospectus.


10. OTHER INFORMATION

RIGHT TO RETURN


If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore, the Cash Value returned to you may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity (IRA), and is returned within the first seven days after Contract delivery, your full purchase payment will be refunded. During the remainder of the IRA free look period, the Cash Value (including charges) will be refunded. The Cash Value will be determined as of the close of business on the day we receive a written request for a refund.



You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At the minimum, we would always allow at least one transfer every six months.


ADDITIONAL FEATURES

This Contract has other features you may be interested in. These include:


DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time as compared to a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee a profit nor prevent loss in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.



MARKET TIMING PROGRAM. If allowed, you may elect to enter into a separate market timing services agreement with registered investment advisers who provide market timing services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the Cash Value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase Payments are allocated to the following Funding Options when you participate in the Market Timing Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Market Timing Program and applicable fees are fully disclosed in a separate Disclosure Statement.


ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all Purchase Payments among the American Odyssey Funds. The CHART Program and applicable fees are fully disclosed in a separate Disclosure Statement.


11. INQUIRIES. If you need more information, please contact us at (800) 842-9368 or:


    Travelers Insurance Company
    Annuity Services
    One Tower Square


    Hartford, CT 06183-5030

                               UNIVERSAL ANNUITY
                                   PROSPECTUS
--------------------------------------------------------------------------------


This prospectus describes the individual and group variable annuity Contracts (the "Contracts") to which purchase payments may be made as either a single payment or on a flexible basis. The Contracts are issued by The Travelers Insurance Company. Purchase payments may be allocated to one or more of the following funding options:



                           MANAGED SEPARATE ACCOUNTS



Travelers Growth and Income Stock Account   ("Account GIS")


Travelers Money Market Account
  ("Account MM")


Travelers Quality Bond Account
  ("Account QB")


Travelers Timed Aggressive Stock Account   ("Account TAS")


Travelers Timed Growth and Income Stock
  Account ("Account TGIS")


Travelers Timed Short-Term Bond Account   ("Account TSB")



                    TRAVELERS FUND U FOR VARIABLE ANNUITIES



Capital Appreciation Fund


Dreyfus Stock Index Fund


High Yield Bond Trust


Managed Assets Trust


AMERICAN ODYSSEY FUNDS, INC.


  Core Equity Fund


  Emerging Opportunities Fund


  Global High-Yield Bond Fund


  Intermediate-Term Bond Fund


  International Equity Fund


  Long-Term Bond Fund


DREYFUS VARIABLE INVESTMENT FUND


  Small Cap Portfolio


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND


  VIP Equity Income Portfolio


  VIP Growth Portfolio


  VIP High Income Portfolio


FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II


  VIP II Asset Manager Portfolio


TEMPLETON VARIABLE PRODUCTS SERIES FUND


  Templeton Asset Allocation Fund
    (Class 1)


  Templeton Bond Fund (Class 1)


  Templeton Stock Fund (Class 1)


TRAVELERS SERIES FUND, INC.


  Alliance Growth Portfolio


  MFS Total Return Portfolio


  Putnam Diversified Income Portfolio


  Smith Barney High Income Portfolio


  Smith Barney International Equity Portfolio


  Smith Barney Large Cap Value Portfolio


TRAVELERS SERIES TRUST


  Disciplined Mid Cap Stock Portfolio


  Social Awareness Stock Portfolio


  U.S. Government Securities Portfolio


  Utilities Portfolio



This prospectus sets forth the information that you should know before investing. Please read it and retain it for future reference. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. A copy may be obtained, without charge, by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, by calling 1-800-842-9368, or by accessing the SEC's website (http://www.sec.gov). The Table of Contents of the SAI appears in Appendix B of this prospectus.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF FUND U'S UNDERLYING FUNDS. BOTH THIS PROSPECTUS AND EACH OF THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998

                               TABLE OF CONTENTS


FEE TABLE.......................................    3
CONDENSED FINANICAL INFORMATION.................    5
THE VARIABLE ANNUITY CONTRACT...................    6
  PURCHASE PAYMENTS.............................    6
    Application of Purchase Payments............    6
    Accumulation Units..........................    7
  THE FUNDING OPTIONS...........................    7
    Fund U:.....................................    7
    Managed Separate Accounts...................    7
  TRANSFERS.....................................    7
    Dollar-Cost Averaging (Automated
      Transfers)................................    7
    Asset Allocation Advice.....................    8
  MARKET TIMING SERVICES........................    8
    Market Timing Risks.........................    9
  WITHDRAWALS AND REDEMPTIONS...................    9
    Systematic Withdrawals......................   10
  DEATH BENEFIT.................................   10
  CHARGES AND DEDUCTIONS........................   10
    Withdrawal Charge...........................   10
    Free Withdrawal Allowance...................   12
    Premium Tax.................................   12
    Administrative Charge.......................   12
    Mortality and Expense Risk Charge...........   12
    Reduction or Elimination of Contract
      Charges...................................   13
    Investment Advisory and Subadvisory Fees....   13
    Market Timing Services Fees.................   14
THE ANNUITY PERIOD..............................   14
    Maturity Date...............................   14
    Allocation of Annuity.......................   14
    Determination of First Annuity Payment......   15
    Determination of Second and Subsequent
      Annuity Payments..........................   15
  PAYOUT OPTIONS................................   15
    Election of Options.........................   15
    Annuity Options.............................   16
    Income Options..............................   17
MISCELLANEOUS CONTRACT PROVISIONS...............   17
    Termination of Individual Contract..........   17
    Termination of Group Contract or Account....   17
    Distribution from One Account to Another
      Account...................................   19
    Required Reports............................   19
    Right to Return.............................   19
    Change of Contract..........................   19
    Assignment..................................   20
    Suspension of Payments......................   20
    Voting Rights...............................   20
      Fund U....................................   20
      Accounts GIS, QB, MM, TGIS, TSB, TAS and
        TB......................................   20
OTHER INFORMATION...............................   21
    Distribution of Variable Annuity
      Contracts.................................   21
    Conformity with State and Federal Laws......   21
    Legal Proceedings and Opinions..............   21
THE INSURANCE COMPANY AND SEPARATE ACCOUNTS.....   22
  THE INSURANCE COMPANY.........................   22
    IMSA........................................   22
    Year 2000 Compliance........................   22
    The Separate Accounts.......................   22
    Substitution of Investments.................   23
    The Funding Options.........................   23
    Managed Separate Accounts: Management and
      Investment Advisory Services..............   26
    Performance Information.....................   26
FEDERAL TAX CONSIDERATIONS......................   27
    General Taxation of Annuities...............   27
    Types of Contracts: Qualified or
      Nonqualified..............................   27
    Investor Control............................   28
    Mandatory Distributions for Qualified
      Plans.....................................   28
    Nonqualified Annuity Contracts..............   28
    Qualified Annuity Contracts.................   29
    Penalty Tax for Premature Distributions.....   29
    Diversification Requirements................   29
THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
  FOR VARIABLE ANNUITIES (ACCOUNT GIS)..........   30
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE
  ANNUITIES
  (ACCOUNT QB)..................................   31
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE
  ANNUITIES
  (ACCOUNT MM)..................................   33
THE TRAVELERS TIMED GROWTH AND INCOME STOCK
  ACCOUNT FOR VARIABLE ANNUITIES (ACCOUNT
  TGIS).........................................   35
THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR
  VARIABLE ANNUITIES (ACCOUNT TSB)..............   37
THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR
  VARIABLE ANNUITIES (ACCOUNT TAS)..............   39
THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE
  ANNUITIES
  (ACCOUNT TB)..................................   41
APPENDIX A......................................  A-1
APPENDIX B (CONDENSED FINANCIAL INFORMATION)....  B-1
APPENDIX C......................................  C-1


                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.


Accumulation Units..............................    7
Annuitant.......................................   14
Annuity Payments................................   14
Annuity Unit....................................    7
Cash Surrender Value............................    9
Cash Value......................................    6
Contract Date...................................    6
Contract Owner (You, Your or Owner).............    6
Contract Year...................................    6
Funding Option(s)...............................    7
Income Payments.................................   17
Individual Account..............................    6
Managed Separate Account........................    7
Maturity Date...................................   14
Owner's Account.................................    6
Participant.....................................    6
Participant's Interest..........................    6
Plan............................................    6
Purchase Payment................................    6
Underlying Funds................................    7
Written Request.................................    6

                                   FEE TABLE
--------------------------------------------------------------------------------
                  ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB
                        FUND U AND ITS UNDERLYING FUNDS


CONTRACT CHARGES AND EXPENSES



     CONTINGENT DEFERRED SALES CHARGE (as a percentage of
      purchase payments withdrawn)
        If withdrawn within 5 years after the purchase
        payment is made.....................................   5.00%
        If withdrawn 5 or more years after the purchase
        payment is made.....................................      0%
     SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE..............       $15
ANNUAL SEPARATE ACCOUNT EXPENSES
     MORTALITY AND EXPENSE RISK CHARGE (as a percentage of
       average net assets of
        Managed Separate Accounts and Fund U)...............   1.25%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding
  option as of December 31, 1997, unless otherwise noted.)



                                                                               MARKET          ANNUAL
                 INVESTMENT ALTERNATIVE                   MANAGEMENT FEE   TIMING FEE(1)     EXPENSES(2)
---------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
    Account GIS.........................................       0.62%             n/a            0.62%
    Account MM..........................................       0.32%             n/a            0.32%
    Account QB..........................................       0.32%             n/a            0.32%
    Account TAS.........................................       0.35%            1.25%           1.60%
    Account TB*.........................................       0.50%            1.25%           1.75%
    Account TGIS........................................       0.32%            1.25%           1.57%
    Account TSB.........................................       0.32%            1.25%           1.57%



 * Travelers Timed Bond Account. Not currently available to new Contract Owners in most states.



                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                                                          REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund...............................       0.75%            0.09%           0.84%
Dreyfus Stock Index Fund................................       0.25%            0.03%           0.28%
High Yield Bond Trust...................................       0.50%            0.34%           0.84%
Managed Assets Trust....................................       0.50%            0.13%           0.63%
AMERICAN ODYSSEY FUNDS, INC.
    Core Equity Fund....................................       0.57%            0.08%(3)        0.65%
    Emerging Opportunities Fund.........................       0.60%            0.26%(3)        0.86%
    Global High-Yield Bond Fund.........................       0.43%            0.25%(4)        0.68%
    Intermediate-Term Bond Fund.........................       0.50%            0.13%(3)        0.63%
    International Equity Fund...........................       0.65%            0.12%(3)        0.77%
    Long-Term Bond Fund.................................       0.50%            0.12%(3)        0.62%
AMERICAN ODYSSEY FUNDS, INC.**
    Core Equity Fund....................................       0.57%            1.33%(3)        1.90%
    Emerging Opportunities Fund.........................       0.60%            1.51%(3)        2.11%
    Global High-Yield Bond Fund.........................       0.43%            1.50%(4)        1.93%
    Intermediate-Term Bond Fund.........................       0.50%            1.38%(3)        1.88%
    International Equity Fund...........................       0.65%            1.37%(3)        2.02%
    Long-Term Bond Fund.................................       0.50%            1.37%(3)        1.87%
DREYFUS VARIABLE INVESTMENT FUND
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
    Equity Income Portfolio.............................       0.50%            0.08%(5)        0.58%
    Growth Portfolio....................................       0.60%            0.09%(5)        0.69%
    High Income Portfolio...............................       0.59%            0.12%(5)        0.71%

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                                                          REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio.............................       0.55%            0.10%(5)        0.65%
TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Templeton Asset Allocation Fund.....................       0.60%            0.18%(6)        0.78%
    Templeton Bond Fund.................................       0.50%            0.18%           0.68%
    Templeton Stock Fund................................       0.69%            0.19%(6)        0.88%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...........................       0.80%            0.02%(8)        0.82%
    G.T. Global Strategic Income Portfolio*.............       0.80%            0.27%(9)        1.07%
    MFS Total Return Portfolio..........................       0.80%            0.06%(8)        0.86%
    Putnam Diversified Income Portfolio.................       0.75%            0.13%(8)        0.88%
    Smith Barney High Income Portfolio..................       0.60%            0.10%(8)        0.70%
    Smith Barney International Equity Portfolio.........       0.90%            0.11%(8)        1.01%
    Smith Barney Large Cap Value Portfolio
      (formerly Smith Barney Income and Growth
      Portfolio)........................................       0.65%            0.04%(8)        0.69%
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(7)        0.95%
    Social Awareness Stock Portfolio....................       0.65%            0.33%           0.98%
    U.S. Government Securities Portfolio................       0.32%            0.26%           0.58%
    Utilities Portfolio.................................       0.65%            0.41%           1.06%



NOTES:





The purpose of this Fee Table is to help individuals understand the various costs and expenses that a contract owner or a participant will bear, directly or indirectly, under the Contract. The information, except as noted, reflects expenses of the managed separate accounts as well as Fund U and its underlying funds for the fiscal year ending December 31, 1997. For additional information, including possible waivers or reductions of these expenses, see "Charges and Deductions." Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the Separate Account or fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



 * Not currently available to new Contract Owners in most states.



** Includes 1.25% CHART asset allocation fee.



(1) Contract Owners may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account.



(2) This figure does not include the mortality and expense risk charge which is deducted from the daily unit value of each of the managed separate accounts.



(3) These fees reflect an expense reimbursement arrangement with the Funds' investment adviser. Without reimbursement, Total Underlying Fund Expenses would have been 0.79% for the INTERNATIONAL EQUITY FUND and 0.67% for the CORE EQUITY FUND. The figures After Expense Reimbursement may be greater than the figures Before Expense Reimbursement because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.



(4) The Management Fees and Other Expenses for the GLOBAL HIGH-YIELD BOND FUND are estimates and are not based on actual 1997 Fund expenses. Prior to May 1, 1998, the Global High-Yield Bond Fund was named the "Short-Term Bond Fund" and had a substantially different investment objective and investment program. Information about the Short-Term Bond Fund is unlikely to be helpful to investors in the Global High-Yield Bond Fund.



(5) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Without these reductions, the Total underlying Fund Expenses presented in this table would have been 0.64% for ASSET MANAGER PORTFOLIO, 0.57% for EQUITY INCOME PORTFOLIO, 0.67% for GROWTH PORTFOLIO, and 0.71% for HIGH INCOME PORTFOLIO.



(6) Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Expenses during 1997 were lower.



(7) Other expenses reflect the current expense reimbursement management with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Funding Option Expenses for the Disciplined Mid Cap Stock Portfolio would have been 1.82%.



(8) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.



(9) Other expenses are as of October 31, 1997 and take into account the current expense limitations agreed to by the Portfolio's investment manager (the "Manager"). The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. Without such arrangements, the Total Expenses for the G.T. GLOBAL STRATEGIC INCOME PORTFOLIO would have been 1.38%.

EXAMPLE*


Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


--------------------------------------------------------------------------------



                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
         INVESTMENT ALTERNATIVE           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
MANAGED SEPARATE ACCOUNTS
   Account GIS..........................   $70      $113      $159       $234      $20       $63      $109       $234
   Account MM...........................    67       104       143        203       17        54        93        203
   Account QB...........................    67       104       143        203       17        54        93        203
   Account TAS..........................    80       143       208        331       30        93       158        331
   Account TB**.........................    82       147       215        345       32        97       165        345
   Account TGIS.........................    80       142       206        329       30        92       156        329
   Account TSB..........................    80       142       206        329       30        92       156        329
UNDERLYING FUNDING OPTIONS
Capital Appreciation Fund...............    73       120       170        257       23        70       120        257
Dreyfus Stock Index Fund................    67       103       141        198       17        53        91        198
High Yield Bond Trust...................    73       120       170        257       23        70       120        257
Managed Assets Trust....................    71       114       159        235       21        64       109        235
AMERICAN ODYSSEY FUNDS, INC.(1)
   Core Equity Fund.....................    71       114       160        238       21        64       110        238
   Emerging Opportunities Fund..........    73       121       171        259       23        71       121        259
   Global High-Yield Bond Fund..........    71       115       162        241       21        65       112        241
   Intermediate-Term Bond Fund..........    71       114       159        235       21        64       109        235
   International Equity Fund............    72       118       166        250       22        68       116        250
   Long-Term Bond Fund..................    70       113       159        234       20        63       109        234
AMERICAN ODYSSEY FUNDS, INC.(2)
   Core Equity Fund.....................    83       151       222        359       33       101       172        359
   Emerging Opportunities Fund..........    85       158       232        378       35       108       182        378
   Global High-Yield Bond Fund..........    84       152       223        362       34       102       173        362
   Intermediate-Term Bond Fund..........    83       151       221        357       33       101       171        357
   International Equity Fund............    84       155       228        370       34       105       178        370
   Long-Term Bond Fund..................    83       151       221        356       33       101       171        356
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio..................    72       118       167        251       22        68       117        251
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND
   Equity Income Portfolio..............    70       112       157        230       20        62       107        230
   Growth Portfolio.....................    71       115       162        242       21        65       112        242
   High Income Portfolio................    71       116       163        244       21        66       113        244
FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio..............    71       114       160        238       21        64       110        238
TEMPLETON VARIABLE PRODUCTS SERIES FUND
   Templeton Asset Allocation Fund......    72       118       167        251       22        68       117        251
   Templeton Bond Fund..................    71       115       162        241       21        65       112        241
   Templeton Stock Fund.................    73       121       172        261       23        71       122        261
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............    72       119       169        255       22        69       119        255
G.T. Global Strategic Income Portfolio**    75       127       181        280       25        77       131        280
   MFS Total Return Portfolio...........    73       121       171        259       23        71       121        259
   Putnam Diversified Income
     Portfolio..........................    73       121       172        261       23        71       122        261
   Smith Barney High Income Portfolio...    71       116       163        243       21        66       113        243
   Smith Barney International Equity
     Portfolio..........................    74       125       178        274       24        75       128        274
   Smith Barney Large Cap Value
     Portfolio
     (formerly Smith Barney Income and
     Growth Portfolio)..................    71       115       162        242       21        65       112        242
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio..........................    74       123       175        268       24        73       125        268
   Social Awareness Stock Portfolio.....    74       124       177        271       24        74       127        271
   U.S. Government Securities
     Portfolio..........................    70       112       157        231       20        62       107        231
   Utilities Portfolio..................    75       127       181        279       25        77       131        279



 * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $15 SEMIANNUAL CONTRACT FEE AS AN ANNUAL CHARGE OF .146% OF ASSETS.



** Not currently available to new Contract Owners in most states.



 (1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation Program.



 (2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation Program.


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


See Appendix B, page B-1.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Travelers Universal Annuity is a variable annuity designed to help contract owners and participants accumulate money for retirement. Certificates are issued to individual participants under a group contract. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. The Company promises to pay the owner or the participant, as provided in an employer's plan, an income, in the form of annuity or income payments, beginning on the maturity date (a future date chosen on which annuity payments begin). The purchase payments accumulate tax deferred in the funding options of your choice, or as provided in the plan under which the Contract is issued. You assume the risk of gain or loss according to the performance of the funding options. The cash value is the amount of purchase payments, plus or minus any investment experience. The cash value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the cash value will equal or exceed the total purchase payments made under the Contract, except as specified or elected under the death benefit provisions described in this prospectus. The date the Contract and its benefits became effective is referred to as the contract date. Each 12-month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account.


Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us. The following brief description of the key features of the Contract is subject to the specific terms of the Contract itself.

PURCHASE PAYMENTS

Purchase payments under tax-qualified retirement plans (except IRAs), that is, tax-sheltered annuities (i.e., 403(b)), corporate pension and profit-sharing, governmental and deferred compensation plans for governmental and tax-exempt organization employees, may be made under the Contract in amounts of $20 or more per participant, subject to the terms of the plan under which the contract is issued. The initial minimum purchase payment for IRAs is $1,000; for nonqualified Contracts, the initial minimum purchase payment is $1,000 and $100 thereafter. The initial purchase payment is due and payable before the Contract becomes effective.

Under a group Contract, if the participant dies before a payout begins, the Company will pay to the owner or beneficiary, as provided in the plan, the participant's interest. The participant's interest will be considered the cash value of that participant's individual account unless the Company is otherwise instructed by the owner. Under an individual Contract, if the owner dies before a payout begins, the amount due will be paid to the beneficiary.

APPLICATION OF PURCHASE PAYMENTS


Each purchase payment will be applied to the Contract to provide accumulation units of the funding options, as selected by the contract owner. A funding option is a fixed interest account, a managed separate account or available underlying fund to which assets under a variable annuity contract may be allocated. Such accumulation units will be credited to an owner's account or individual account, as directed or as provided in the plan. If the Contract application is in good order, the Company will apply the initial purchase payment within two business days of receipt of the purchase payment at the Company's Home Office. If the application is not in good order, the Company will attempt to secure the missing information within five business days. If the application is not complete at the end of this period, the Company will inform the applicant of the reason for the delay. The purchase payment will be returned immediately unless the applicant specifically consents to the Company keeping the purchase payment until the application is complete. Once it is complete, the purchase payment will be applied within two business days. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to the Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

FUND U

Fund U invests in a number of underlying funds as described in the chart on page
23. Each underlying fund has risks associated with it. Please read the accompanying prospectus for each carefully. Underlying funds may be added or withdrawn as permitted by applicable law. Additionally, some of the underlying funds may not be available in every state due to various insurance regulations or in every plan, due to plan restrictions.

MANAGED SEPARATE ACCOUNTS


For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act. See "The Insurance Company and The Separate Account" for more information regarding the investment objectives and policies and risk factors of these options.


Certain investment options are available through a market timing program, for which there is a fee. Certain risks may apply to those who allocate funds to these options outside of the market timing program. See "Market Timing Services Fees" for more information.

TRANSFERS


Up to 30 days before annuity or income payments begin, the owner or participant, if permitted, may transfer all or part of the contract value among available variable funding options without fee, penalty or charge. There are currently no restrictions on frequency of such transfers, but the Company reserves the right to limit transfers to one in any six-month period. Such restrictions do not apply to transfers by third party market timing services among timed funding options. During the annuity period, transfers are allowed, only with our consent. Please refer to Appendix A for information regarding transfers between the Fixed Account and the variable funding options.


Since the available funding options have different investment advisory fees, a transfer from one funding option to another could result in higher or lower investment advisory fees. (See "Investment Advisory Fees.")


We reserve the right to modify transfer privileges at any time and to assess a processing fee for this service upon 30 days' notice to the contract owner (where permitted by law).


DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

By written request, the owner or participant, if permitted, may elect automated transfers of contract values on a monthly or quarterly basis from specific funding options to other funding options. Certain minimums may apply to enroll in the program. He or she may stop or change participation in the Dollar Cost Averaging program at any time, provided the Company receives at least 30 days' written notice.

Automated transfers are subject to all Contract provisions, including those relating to the transfer of money between funding options. Certain minimums may apply to amounts transferred.

ASSET ALLOCATION ADVICE

Some contract owners or participants, if permitted, may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. Copeland provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. Under the CHART Program, purchase payments and cash values are allocated among the six American Odyssey Funds. Copeland's charge for this advisory service is equal to a maximum of 1.50% of the assets subject to the CHART Program. This fee is currently reduced by 0.25%, the amount of the fee paid to the investment manager of American Odyssey Funds, and it is further reduced for assets over $25,000. Another reduction is made for participants in plans subject to ERISA with respect to amounts allocated to the American Odyssey Intermediate-Term Bond Fund because that Fund has as its subadviser an affiliate of Copeland. A $30 initial fee is also charged. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the American Odyssey Funds. The Company will not treat these withdrawals as taxable distributions. The CHART Program may not be available in all marketing programs through which the Universal Annuity Contract is sold.

MARKET TIMING SERVICES

Accounts TGIS, TSB, TAS and TB ("Market Timed Accounts") are funding options available to individuals who have entered into market timing services agreements ("market timing agreements") with registered investment advisers who provide market timing services ("registered investment advisers"). Such agreements permit the registered investment advisers to act on behalf of the contract owner or participant by transferring all or a portion of the contract owner's units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

A contract owner or participant, if permitted, may transfer account values from any of the Market Timed Accounts to any of the other funding options available under the Contract. However, if an individual in a Market Timed Account transfers all current account values and directs all future allocations to a non-timed investment alternative, the market timing agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on behalf of that individual. Partial withdrawals from the Market Timed Accounts do not affect the market timing agreements.

Copeland, a registered investment adviser and an affiliate of the Company, provides market timing services for a fee equivalent to 1.25% of the current value of the assets subject to timing. Copeland also charges a $30 market timing application fee. If a person who has terminated his or her market timing agreement wishes to reenter a market timing agreement, the market timing fees will be reassessed, and a new $30 application fee will be charged by Copeland.

The market timing fee is deducted from the assets of the Market Timed Accounts pursuant to a payment method for which the Company, Accounts TGIS, TSB, TAS and TB, Tower Square Securities, Inc., the principal underwriter of the Contracts, and Copeland obtained an exemptive order from the SEC on February 7, 1990 ("asset charge payment method"). Pursuant to the asset charge payment method, the market timing agreements are between the contract owner or participant, as applicable and Copeland; however, the Company is a signatory to the agreements and is solely responsible for payment of the fee to Copeland. On each Valuation Date, the Company deducts the amount necessary to pay the fee from each of the Market Timed Accounts and, in turn, pays that amount to Copeland. This is the sole payment method available to those who enter into market timing agreements. Individuals in the Market Timed Accounts may use the services of unaffiliated market timing investment advisers if such advisers are acceptable to the

Company, and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Distribution and Management Agreements between each of the Market Timed Accounts and the Company authorize the Company to deduct the market timing fees in accordance with the asset charge payment method. Contract owners are asked to approve annually the terms of the Distribution and Management Agreement in order to continue the asset charge payment method. Because the market timing services are provided pursuant to individual agreements between contract owners or participants and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role with respect to these services or the fees charged therefor.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See "Federal Tax Considerations".)

MARKET TIMING RISKS

Those who allocate amounts to the Market Timed Accounts without a market timing agreement do so at their own risk and may bear a disproportionate amount of the expenses associated with Separate Account portfolio turnover. In addition, since the market timing fee is deducted by the Company as an asset charge from the Market Timed Accounts, those who allocate amounts to these Accounts without a market timing agreement will nevertheless have the fees deducted on a daily basis. Although the Company intends to identify such non-timed contract owners or participants and to restore to the non-timed contract owner's account, no less frequently than monthly, an amount equal to the deductions for the market timing fees, this restored amount will not reflect any investment experience that would have been attributable to such deductions.

Those who elect to participate in a market timing agreement may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers which provide market timing services; and (4) higher account expenses for depleting and, then, starting up the account. Actions by the registered investment advisers which provide market timing services may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if there is more than one market timing strategy utilizing a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one market timing strategy, and those funds are transferred either into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a disproportionate amount of the expense for the transfer.

WITHDRAWALS AND REDEMPTIONS


Under a group Contract, before a participant's maturity date, the Company will pay all or any portion of that participant's cash surrender value to the owner or participant, as provided in the plan. Under an Individual Contract, the contract owner may redeem all or any portion of the cash surrender value (that is, the cash value minus any withdrawal change) any time before the maturity date. The owner or participant must submit a written request for withdrawal. Withdrawals will be made pro rata from all the funding options unless he or she specifies the funding option(s) from which surrender is to be made. The cash surrender value will be determined as of the business day next following receipt of the owner's surrender request at the Company's Home Office. A Group contract owners' Account may be surrendered for cash as provided in the plan without the consent of any participant.


The Company may defer payment of any cash surrender value for a period of not more than seven days after the request is received in good order. The cash surrender value of an owner's account or individual account on any date will be equal to the cash value of the applicable Contract or account less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

For those participating in the Texas Optional Retirement Program, a withdrawal is available only upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.


Participants in Section 403(b) tax deferred annuity plans may not make withdrawals from certain salary reduction amounts prior to reaching age 59 1/2, unless due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")


SYSTEMATIC WITHDRAWALS

Each contract year, contract owners or participants, as applicable, may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time, provided the Company receives at least 30 days' written notice.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where permitted by law).



Each systematic withdrawal is subject to federal income tax on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawal.


DEATH BENEFIT


The following death benefit applies to all Contracts which include a death benefit.


If the participant or, for an individual Contract, the annuitant dies on or after age 75 and before annuity or income payments begin, the Company will pay to the beneficiary the participant's interest or cash value, for individual Contracts, as of the date it receives at its Home Office proof of death, less any premium tax incurred. If the participant or annuitant dies before age 75 and before annuity or income payments begin, after receipt of due proof of death, the Company will pay the greatest of (1), (2) or (3) below:


     1. the participant's interest or, for an individual Contract, the cash value, less any premium tax incurred or outstanding cash loans; or


     2. the total purchase payments allocated for that participant or contract owner, less any prior withdrawal or cash loans; or


     3. the participant's interest or, for an individual Contract, the cash value, on the fifth Certificate or contract year anniversary immediately preceding the date the Company receives due proof of death, less any applicable premium tax, outstanding cash loans or withdrawals made since such fifth year anniversary.


CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE


No sales charges are deducted at the time a purchase payment is applied under the Contract. A withdrawal charge (deferred sales charge) of 5% will be assessed if an amount is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn (not on growth). (For this calculation, the five years is measured from the first day of the calendar month of the payment date.)

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn. Unless the Company receives instructions to the contrary, the withdrawal charge will be deducted from the amount requested.


For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken in the following order:



     (a) from any purchase payments to which no withdrawal charge is applicable;



     (b) from any remaining free withdrawal allowance (as described below) after reduction by the amount of (a);



     (c) from any purchase payments to which withdrawal charges are applicable (on a first-in, first-out basis); and, finally



     (d) from any Contract earnings.



NOTE: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.



We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; or (2) upon election of an annuity payout (based upon life expectancy); or (3) due to a minimum distribution under our minimum distribution rules then in effect.


The withdrawal charge will be waived if:

- an annuity payout is begun;

- an income option of at least three years' duration (without right of withdrawal) is begun after the first contract year;

- the participant under a group Contract or annuitant under an individual Contract dies;

- the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;

- the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

- the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70 1/2, provided the certificate, has been in effect five years or more;

- the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59 1/2, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);

- the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service ("IRS") rules;

- for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a "public employer" in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or

- for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 ("ERISA") retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.


FREE WITHDRAWAL ALLOWANCE



There is a 10% free withdrawal allowance available for partial withdrawals taken during any Certificate year or Contract year, as applicable after the first. Such withdrawals will be free of charge until the annual free withdrawal amount is exceeded. Participants under IRA plans with Certificates or Contracts, as applicable, issued prior to May 1, 1994, are entitled to a 20% free withdrawal allowance annually after the first Certificate or Contract year. Free withdrawals from IRA plans are only available after the Participant has attained age 59 1/2. The free withdrawal amount that is available will be calculated as of the Contract anniversary date immediately preceding the surrender date. The free withdrawal allowance does not apply to full surrenders. For 403(b) plan participants, partial and full withdrawals (surrenders) may be subject to restrictions. (See "Federal Tax Considerations.")



Any withdrawal deemed to be taken from purchase payments to which no withdrawal charge applies will reduce any free withdrawal allowance available in that contract year. Any withdrawal deemed to be taken from the free withdrawal allowance will not reduce the amount of purchase payments to which withdrawal charges are applicable.


PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0% to 5% depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. The Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

ADMINISTRATIVE CHARGE

On all Contracts there will be a semiannual administrative charge of $15 for each participant or owner for which an account is maintained. The administrative charge will be deducted from the account in June and December of each year. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon withdrawal or termination of the Contract. This charge will not be assessed after an annuity payout has begun. The administrative charge will be deducted from the Contract value by canceling accumulation units in each funding option on a pro rata basis. The administrative charge will offset the actual expenses of the Company in administering the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force.

MORTALITY AND EXPENSE RISK CHARGE

There is an insurance charge against the assets of each separate account to cover the mortality and expense risks associated with guarantees which the Company provides under these variable annuity Contracts. This charge, on an annual basis, is 1.25% of the Separate Account value and is deducted on each business day at the rate of 0.003425% for each day in the period.

The mortality risk charge compensates the Company for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if the annuitant dies prior to the maturity date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The amount of the withdrawal charge, mortality and expense risk charge, and the administrative charge assessed under the Contract may be reduced or eliminated when sales or administration of the Contract result in savings or reduction of administrative or sales expenses and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made (the sales expenses for a larger group are generally less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts); (2) the total amount of purchase payments to be received (per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones); and (3) any prior or existing relationship with the Company (per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts). For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge.

There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales or administrative expenses. In no event will reduction or elimination of the withdrawal charge, mortality and expense risk charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.


INVESTMENT ADVISORY AND SUBADVISORY FEES



The Travelers Investment Management Company ("TIMCO") furnishes investment management and advisory services to Accounts, TGIS, TSB and TAS according to the terms of written agreements between TIMCO and each managed separate account. The fees are as follows:





               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
Account TAS..........................  0.35% of average daily net assets
Account TGIS.........................  0.3233% of average daily net assets
Account TSB..........................  0.3233% of average daily net assets



Travelers Asset Management International Corporation ("TAMIC") furnishes investment management and advisory services to Accounts, GIS, QB, MM and TB according to the terms of written agreements between TAMIC and each Account. The fees are as follows:





               ACCOUNT                        ANNUAL MANAGEMENT FEE
               -------                        ---------------------
                                       0.65% of the first $500,000,000,
Account GIS..........................  plus
                                       0.55% of the next $500,000,000,
                                         plus
                                       0.50% of the next $500,000,000,
                                         plus
                                       0.45% of the next $500,000,000,
                                         plus
                                       0.40% of amounts over
                                         $2,000,000,000
                                         (of Account GIS's aggregate net
                                         asset value)
                                       0.50% of the first $50,000,000,
Account TB...........................  plus
                                       0.40% of the next $100,000,000,
                                         plus
                                       0.30% of the next $100,000,000,
                                         plus
                                       0.25% of amounts over $250,000,000
                                         (of Account TB's aggregate net
                                         asset value)
Account QB...........................  0.3233% of average daily net assets
Account MM...........................  0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:



                                                       AGGREGATE
  ANNUAL                                               NET ASSET
SUBADVISORY                                            VALUE OF
    FEE                                               THE ACCOUNT
-----------                                           -----------
  0.45%                of the first               $  700,000,000 plus
  0.275%               of the next                $  300,000,000 plus
  0.25%                of the next                $  500,000,000 plus
  0.225%               of the next                $  500,000,000 plus
  0.20%                of amounts over            $     2,000,000,000


For information on the investment advisory fees of Fund U's underlying funds refer to the Fee Table and to the prospectuses for those funds.

MARKET TIMING SERVICES FEES

In connection with the market timing services provided to participants in Accounts TGIS, TSB, TAS and TB, Copeland receives a fee equivalent on an annual basis to 1.25% of the current value of the assets subject to timing. The Company deducts this fee daily from the assets of the Market Timed Accounts. Copeland also charges a $30 market timing application fee. Participants may discontinue market timing services at any time and thereby avoid any subsequent fees for those services by transferring to a non-timed account. (See "Market Timing Services.")

THE ANNUITY PERIOD

MATURITY DATE


The annuitant is designated in an individual Contract, and is the individual on whose life the maturity date and the amount of the monthly payments depend. Under a group Contract, annuity payments, that is, a series of payments, for a particular participant will ordinarily begin on that participant's maturity date as stated in that participant's certificate. For individual Contracts, it is the date stated in the Contract. However, a later maturity date may be elected. For qualified contracts, the maturity date must be before the individual's 70th birthday, unless the Company consents to a later date. For nonqualified contracts, unless otherwise elected, the maturity date will be the later of the annuitant's 75th birthday or 10 years after the contract date. The maturity date may be extended to any time prior to the annuitant's 85th birthday, or a later date when permitted by state law and only with our consent. Federal income tax law requires that certain minimum distribution payments be taken from pension, profit-sharing, Section 403(b), Section 457 and IRA plans after the individual reaches the age of 70 1/2. A number of payout options are available (see "Payout Options"). No withdrawal charge will be assessed if an annuity option is elected, or an income option of at least three years' duration (without right of withdrawal) is elected after the first certificate or contract year. Federal income tax law also requires that certain minimum distribution payments be taken upon the death of the contract owner of a nonqualified annuity contract and upon the death of the annuitant of a pension, profit-sharing, Section 403(b), Section 457, or IRA plan.


ALLOCATION OF ANNUITY

When annuity payments begin, the accumulated value in each funding option will be applied to provide an Annuity with the amount of annuity payments varying with the investment experience of that same funding option. If the owner or participant, as provided in the plan, wishes to have annuity payments which vary with the investment experience of a different funding option, transfers among accounts must be made at least 30 days before the date annuity payments begin. If the owner or participant wishes to have a fixed dollar annuity whose payments do not vary, the Company will exchange that participant's interest for a different contract or provide such other settlement agreements as are appropriate to effect the payment of such an Annuity.

Variable payout may not be available in all states; refer to your Contract. If a variable payout is not available, these contract owners or participants, as provided in the plan will automatically receive a fixed dollar annuity whose payments do not vary with the investment experience of variable funding option.


DETERMINATION OF FIRST ANNUITY PAYMENT

The Contract contains tables used to determine the first monthly annuity payment. The amount applied to effect an Annuity will be the cash value of the Contract as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected (see "Annuity Options -- Automatic Option,") and the adjusted age of the participant. A formula for determining the adjusted age is contained in the Contract. The tables are determined from the Progressive Annuity Table assuming births in the year 1900 and an assumed annual net investment rate of 3.5%. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The Company reserves the right to require proof of age before annuity payments begin.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS

The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option(s). The actual amounts of these payments are determined by multiplying the number of annuity units credited to the Contract in each funding option by the corresponding annuity unit value as of the date on which payment is due. The interest rate assumed in the annuity tables would produce a level annuity unit value and, therefore, level annuity payments if the net investment rate remained constant at the assumed rate. In fact, payments will vary up or down as the net investment rate varies up or down from the assumed rate, and there can be no assurance that a net investment rate will be as high as the assumed rate.

PAYOUT OPTIONS

ELECTION OF OPTIONS

On the maturity date, or other agreed-upon date, the Company will pay an amount payable under the Contract in one lump sum, or in accordance with the payment option selected by the contract owner. Election of an annuity option or an income option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the group Contract participant, or the annuitant under an individual Contract, must be made by the participant, as provided in the plan or the contract owner, as applicable. The terms of options elected may be restricted to meet the contract qualification requirements of
Section 401(a)(9) of the Internal Revenue Code. If, at the death of a participant, or annuitant under an individual Contract, there is no election in effect for that participant or annuitant, the beneficiary may elect an annuity option or income option in place of the Death Benefit. Income options differ from annuity options in that the amount of the payments made under income options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any income option. Moreover, except with respect to lifetime payments of investment income under Income Option 3, payments are unrelated to the actual life span of any person. Thus, the participant may outlive the payment period.

The minimum amount that can be placed under an annuity option or income option, as described below, is $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $20, the Company reserves the right to make payments at less frequent intervals. Annuity options and income options may be elected on a monthly, quarterly, semiannual or annual basis.

ANNUITY OPTIONS

AUTOMATIC OPTION -- Unless the Company is directed otherwise by the owner, if the participant is living and has a spouse and no election has been made, the Company will, on that participant's maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant as the primary payee and the participant's spouse in accordance with Option 5 below.

Unless the plan provides otherwise, if the participant is living and no election has been made and the participant has no spouse, the Company will, on the maturity date, pay to the participant the first of a series of annuity payments based on the life of the participant, in accordance with Option 2 with 120 monthly payments assured.

OPTION 1 -- LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS, NOR IS THERE A PROVISION FOR A DEATH BENEFIT FOR BENEFICIARIES.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED: The Company will make monthly annuity payments during the lifetime of the person on whose life payments are based, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

OPTION 3 -- UNIT REFUND LIFE ANNUITY: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. THERE IS NO ASSURANCE OF A MINIMUM NUMBER OF PAYMENTS, NOR IS THERE A PROVISION FOR A DEATH BENEFIT UPON THE SURVIVOR'S DEATH.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCES ON DEATH OF PRIMARY PAYEE: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- OTHER ANNUITY OPTIONS: The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Income payments are optional forms of periodic payments made by the Company which are not based on the life of the participant.

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT: The Company will make equal payments of the amount elected until the cash value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD: The Company will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash value applied under this option divided by the number of remaining payments.

OPTION 3 -- INVESTMENT INCOME: The Company will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash value under this option over the amount applied under this option. No payment will be made if the cash value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See "Federal Tax Considerations.") This option will generally be inappropriate under federal tax law for periods that exceed the Participant's attainment of age 70 1/2.

The cash value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash value of the Contract, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------


TERMINATION OF INDIVIDUAL CONTRACT



You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value less any applicable premium tax, and less any applicable administrative charge.



TERMINATION OF GROUP CONTRACT OR ACCOUNT


TERMINATION BY OWNER -- If an owner or a participant terminates an account, in whole or in part, while the contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant's interest either as instructed by the owner or the participant, or under one of the options described under "Options in the Event of Termination of a Participant."

TERMINATION BY PARTICIPANT -- If a participant terminates an individual account, in whole or in part, while the contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, the Company will pay or transfer the cash surrender value of the terminated account.

TERMINATION BY THE COMPANY AND TERMINATION AMOUNT -- If the cash value in a participant's individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, the Company reserves the right to terminate that account, and to move the cash value of that participant's individual account to the owner's account.

If the plan does not allow for this movement to the owner's account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

     1. there is no cash value in any participant's individual account, and


     2. the cash value of the owner's account, if any, is less than $500, and



     3. premium has not been paid for at least three years.


If this Contract is terminated, the cash value of the owner's account, if any, less any applicable premium tax not previously deducted will be paid to you.


Termination will not occur until 31 days after the Company has mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.



OPTIONS IN THE EVENT OF TERMINATION OF A PARTICIPANT -- In the event that, before a participant's maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant's interest may elect:



     1. If that participant is at least 50 years of age, to have that participant's interest applied to provide an annuity option or an income option.


     2. If the Contract is continued, to have that participant's interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

     3. To have the owner or that participant, as provided in the plan, receive that participant's interest in cash.

     4. If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant's interest to that group contract.

     5. To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner's account.

AUTOMATIC BENEFIT -- In the event of termination, unless otherwise provided in the Plan, a participant's interest will continue as a paid-up deferred annuity in accordance with option 2. above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the Owner or to that participant, as provided in the plan.

ANNUITY PAYMENTS -- Termination of this contract or the plan will not affect payments being made under any annuity option which began before the date of termination.

DISTRIBUTION FROM ONE ACCOUNT TO ANOTHER ACCOUNT

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner's account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner's account without a charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, the Company will furnish a report showing the number of accumulation units credited to the Contract in each funding option and the corresponding accumulation unit values as of the date of the report. The Company will keep all records required under federal or state laws.

RIGHT TO RETURN


For group Contracts issued in the state of New York, during the 20 days following the participant's receipt of a certificate, the participant may return the certificate to the Company, by mail or in person, if for any reason the participant has changed his or her mind. Upon return of the certificate, the Company will refund to the contract owner the sum of all purchase payments made under the Contract, and will make the separate accounts whole if the accumulation value has declined.


For all individual Contracts, the Contract may be returned for a full refund of the Contract's cash value (including charges) within ten days after the delivery of the Contract to the contract owner, unless state law requires a longer period. The contract owner bears the investment risk during the right to return period; therefore, the cash value returned may be greater or less than the purchase payment made under the Contract. However, if applicable state law so requires, or if the Contract was purchased in an Individual Retirement Annuity, the purchase payment will be returned in full. All cash values will be determined as of the valuation date next following the Company's receipt of the contract owner's written request for refund.

The right to return is not available to participants of the Texas Optional Retirement Program.

CHANGE OF CONTRACT

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see "Termination of Contract or Account"), the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners' accounts and individual accounts under the Contract, to only the owners' accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

ASSIGNMENT

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

SUSPENSION OF PAYMENTS

If a national stock exchange is closed (except for holidays or weekends), or trading is restricted due to an existing emergency as defined by the SEC so that disposal of the separate account's investments or determination of its net asset value is not reasonably practicable, or the Commission has ordered that the right of redemption (surrender) be suspended for the protection of contract owners, the Company may postpone all procedures (including making annuity payments) which require valuation of separate accounts until the stock exchange is reopened and trading is no longer restricted.

VOTING RIGHTS

The contract owner or participant, as applicable, has certain voting rights in the funding options. The number of votes which an owner or participant, as provided in the plan, may cast in the accumulation period is equal to the number of accumulation units credited to the account under the Contract. During the annuity period, the group participant or the individual contract owner may cast the number of votes equal to (i) the reserve related to the Contract divided by
(ii) the value of an accumulation unit. During the annuity period, the voting rights of a participant or, under an individual Contract, an annuitant, will decline as the reserve for the Contract declines.

Upon the death of the person authorized to vote under the Contract, all voting rights will vest in the beneficiary of the Contract, except in the case of nonqualified individual Contracts, where the surviving spouse may succeed to the ownership.

FUND U. In accordance with its view of present applicable law, the Company will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the mutual funds in its own right, it may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB, MM, TGIS, TSB, TAS AND TB. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB, TAS or TB will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners' approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contract in all jurisdictions where the Company is licensed to do business, except the Bahamas. The Contract may be purchased from agents who are licensed by state insurance authorities to sell variable annuity contracts issued by the Company, and who are also registered representatives of Tower Square Securities, Inc. ("Tower Square") and broker-dealers which have Selling Agreements with Tower Square. Tower Square, whose principal business address is One Tower Square, Hartford, Connecticut, serves as the principal underwriter for the variable annuity contracts described herein. The offering is continuous. Tower Square is a registered broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Tower Square is an affiliate of the Company and an indirect wholly owned subsidiary of Travelers Group Inc., and serves as principal underwriter pursuant to a Distribution and Management Agreement to which the Separate Accounts, the Company and Tower Square are parties. No amounts have been or will be retained by Tower Square for acting as principal underwriter for the Contracts. It is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.


Agents will be compensated for sales of the Contracts on a commission and service fee basis. The compensation paid to sales agents will not exceed 7.0% of the payments made under the Contract. In addition, certain production, persistency and managerial bonuses may be paid.

From time to time the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.


LEGAL PROCEEDINGS AND OPINIONS



There are no pending material legal proceedings affecting the separate accounts. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.



Legal matters in connection with federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law have been passed on by the General Counsel of the Company.


                  THE INSURANCE COMPANY AND SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



IMSA



The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.



YEAR 2000 COMPLIANCE



Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and results of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.



The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.



THE SEPARATE ACCOUNTS



Two different types of separate accounts serve as the funding vehicles for the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act, which means that Fund U's assets are invested exclusively in the shares of the underlying funds. The second type of separate account available under the Contract (the "managed separate accounts" -- Accounts GIS, QB, MM, TGIS, TSB, TAS and TB) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies, as described beginning on page 29.


The separate accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account
MM -- December 29, 1981; Accounts TGIS and TSB -- October 30, 1986; and Accounts TAS and TB -- January 2, 1987.

Under Connecticut law, the assets of the separate accounts will be held for the exclusive benefit of its owners. Income, gains and losses, whether or not realized, for assets allocated to the separate accounts, are in accordance with the applicable annuity contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets in the separate accounts are not chargeable with liabilities arising out of any other business which the Company may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

SUBSTITUTION OF INVESTMENTS

If any of the separate accounts or underlying funds become unavailable, or in the judgment of the Company become inappropriate for the purposes of the Contract, the Company may substitute another investment alternative without consent of contract owners. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without notice to contract owners and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law.


THE FUNDING OPTIONS



You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.



The current funding options are listed below, along with their investment advisors and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Corporation
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price in both rising and declining markets.               Corp.
Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.
High Yield Bond Trust        Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.
Managed Assets Trust         Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")
MANAGED SEPARATE ACCOUNTS
  Travelers Growth and       Seeks long-term accumulation of principal through         TAMIC
  Income Stock Account       capital appreciation and retention of net investment      Subadviser: (TIMCO)
                             income
  Travelers Money Market     Seeks preservation of capital, a high degree of           TAMIC
  Account                    liquidity and the highest possible current income
                             available from certain short-term money market
                             securities
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Account                    total return
  Travelers Timed            Seeks growth of capital by investing primarily in a       TIMCO
  Aggressive Stock Account   broadly diversified portfolio of common stocks
  Travelers Timed Growth     Seeks long-term accumulation of principal through         TIMCO
  and Income Stock           capital appreciation and retention of net investment
                             income
  Travelers Timed Short-     Seeks high current income with limited price volatility   TIMCO
  Term Bond Account
AMERICAN ODYSSEY FUNDS,
  INC.
  Core Equity Fund           Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of well-established            Management, Inc.
                             companies.                                                Subadviser: Equinox
                                                                                       Capital Management, Inc.
  Emerging Opportunities     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in common stocks of small, rapidly growing      Management, Inc.
                             companies.                                                Subadviser: Cowen Asset
                                                                                       Management and Chartwell
                                                                                       Investment Partners
  Global High-Yield Bond     Seeks maximum long-term total return (capital             American Odyssey Funds
  Fund*                      appreciation and income) by investing primarily in        Management, Inc.
                             high-yield debt securities from the United States and     Subadviser: BEA Associates
                             abroad.
  Intermediate-Term Bond     Seeks maximum long-term total return by investing         American Odyssey Funds
  Fund                       primarily in intermediate-term corporate debt             Management, Inc.
                             securities, U.S. government securities, mortgage-related  Subadviser: TAMIC securities and asset-backed securities, as well as money
                             market instruments.
  International Equity Fund  Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in common stocks of established non-U.S.        Management, Inc.
                             companies.                                                Subadviser: Bank of
                                                                                       Ireland Asset Management
                                                                                       (U.S.) Limited
  Long-Term Bond Fund        Seeks maximum long-term total return by investing         American Odyssey Funds
                             primarily in long-term corporate debt securities, U.S.    Management, Inc.
                             government securities, mortgage-related securities, and   Subadviser: Western Asset
                             asset-backed securities, as well as money market          Management Company
                             instruments.



* Formerly American Odyssey Short-Term Bond Fund. The name, investment objectives and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio        Seeks to maximize capital appreciation.                   The Dreyfus Corporation
FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND
  VIP Equity Income          Seeks reasonable income by investing primarily in         Fidelity Management &
  Portfolio                  income- producing equity securities, in choosing these    Research Company
                             securities, the portfolio manager will also consider the
                             potential for capital appreciation.
  VIP Growth Portfolio       Seeks capital appreciation by purchasing common stocks    Fidelity Management &
                             of well-known, established companies, and small emerging  Research Company growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.
  VIP High Income Portfolio  Seeks to obtain a high level of current income by         Fidelity Management &
                             investing primarily in high yielding, lower-rated,        Research Company
                             fixed-income securities, while also considering growth
                             of capital.
FIDELITY'S VARIABLE
INSURANCE PRODUCTS FUND II
  VIP II Asset Manager       Seeks high total return with reduced risk over the        Fidelity Management &
  Portfolio                  long-term by allocating its assets among stocks, bonds    Research Company
                             and short-term fixed-income instruments.
TEMPLETON VARIABLE PRODUCTS
SERIES FUND
  Templeton Asset            Seeks a high level of total return with reduced risk      Templeton Investment
  Allocation Fund (Class 1)  over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.
  Templeton Bond Fund        Seeks high current income by investing primarily in debt  Templeton Global Bond
  (Class 1)                  securities of companies, governments and government       Managers
                             agencies of various nations throughout the world.
  Templeton Stock Fund       Seeks capital growth by investing primarily in common     Templeton Investment
  (Class 1)                  stocks issued by companies, large and small, in various   Counsel, Inc.
                             nations throughout the world.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio  Seeks long-term growth of capital by investing            Travelers Investment
                             predominantly in equity securities of companies with a    Adviser ("TIA")
                             favorable outlook for earnings and whose rate of growth   Subadviser: Alliance
                             is expected to exceed that of the U.S. economy over       Capital Management L.P.
                             time. Current income is only an incidental
                             consideration.
  MFS Total Return           Seeks to obtain above-average income (compared to a       TIA
  Portfolio                  portfolio entirely invested in equity securities)         Subadviser: Massachusetts
                             consistent with the prudent employment of capital.        Financial Services Company
                             Generally, at least 40% of the Portfolio's assets will    ("MFS")
                             be invested in equity securities.
  Putman Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio                  of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      Mutual Management
  Portfolio                  secondary objective. The Portfolio will invest at least   Corporation ("MMC")
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   MMC
  International Equity       income by investing at least 65% of its assets in a
  Portfolio                  diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   MMC
  Value Portfolio (formerly  capital by investing primarily, but not exclusively, in
  "Smith Barney Income and   common stocks.
  Growth Portfolio")

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of common stocks.           Subadvisor: TIMCO
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     MMC
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio       investor concerned primarily with highest credit
                             quality, current income and total return. The assets of
                             the U.S. Government Securities Portfolio will be
                             invested in direct obligations of the United States, its
                             agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    MMC
                             and debt securities of companies in the utility
                             industries.


MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND INVESTMENT ADVISORY SERVICES


The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at the annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.


The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TIMCO also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for affiliated companies of The Travelers Insurance Company.

Travelers Asset Management International Corporation ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for domestic insurance companies affiliated with The Travelers Insurance Company and nonaffiliated insurance companies.

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the managed separate accounts and the underlying funds of Fund
U. The yield and effective yield may be advertised for Account MM, a money market fund. Yield is a measure of the net dividend and interest income earned over a specific seven-day period, expressed as a percentage of the offering price of Account MM's accumulation units. Yield is an annualized figure, which means that it is assumed that Account MM generates the same level of net income over a 52-week period. Effective yield is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect. Neither yield quotation reflects a deduction for the contingent deferred sales charge, which if included, would reduce yield and effective yield. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, calculated in a manner prescribed by the SEC, as well as the non-standardized total return and adjusted historical performance, as described below.



STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.



NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calender year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.



For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total returns may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.



GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax advisor regarding your personal situation. For your information, a more detailed discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis and with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contract. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The U.S. Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the owners were not owners of separate account assets. For example, a contract owner or participant of this Contract has additional flexibility in allocating payments and cash values. These differences could result in the contract owner being treated as the owner of the assets of Fund U. In addition, the Company does not know what standard will be set forth in the regulations or rulings which the Treasury is expected to issue, nor does the Company know if such guidance will be issued. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of Fund U.

The remaining tax discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below). There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS

The Code states that in order to qualify for the tax benefits described above, investments made in the separate account of any nonqualified variable annuity contract must satisfy certain diversification requirements. Tax regulations define how separate accounts must be diversified. We monitor the investments constantly and believe that our accounts are adequately diversified. We intend to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

                 THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account GIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In seeking its objective, short-term gains may also be realized. The assets of Account GIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes and are chosen on the basis of combined considerations of risk, income and appreciation. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account GIS will use exchange-traded stock index futures contracts as a hedge to protect against changes in stock prices. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may also be used to hedge cash inflows to gain market exposure until the cash is invested in specific common stocks. Account GIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account GIS will set aside, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account GIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). Account GIS expects that risk management transactions involving futures contracts will not impact more than 30% of its assets at any one time. For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account GIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

Changes in investments may be made from time to time to take into account changes in the outlook for particular industries or companies. The investments of Account GIS will not, however, be concentrated in any one industry; that is, no more than 25% of the value of Account GIS's assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such foreign securities will, at any time, account for more than 10% of the investment portfolio.

The assets of Account GIS will be kept fully invested, except that (a) sufficient cash may be kept on hand reasonably to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with Account GIS's investment policies.

RISK FACTORS

It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors, including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. The yield on a common stock is not contractually determined. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

     7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT QB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account QB is to seek current income, moderate capital volatility and total return.

The assets of Account QB will be primarily invested in money market obligations, including, but not limited to, Treasury bills, repurchase agreements, commercial paper, bank certificates of deposit and bankers' acceptances, and in publicly traded debt securities, including bonds, notes, debentures, equipment trust certificates and short-term instruments. These securities may carry certain equity features such as conversion or exchange rights or warrants for the acquisition of stocks of the same or different issuer, or participation based on revenues, sales or profits. It is currently anticipated that the market value-weighted average maturity of the portfolio will not exceed five years. (In the case of mortgage-backed securities, the estimated average life of cash flows will be used instead of average maturity.) Investment in longer term obligations may be made if the Board of Managers concludes that the investment yields justify a longer term commitment. No more than 25% of the value of Account QB's assets will be invested in any one industry.

The portfolio will be actively managed and investments may be sold prior to maturity if deemed advantageous in light of factors such as market conditions or brokerage costs. While the investments of Account QB are generally not listed securities, there are firms which make markets in the type of debt instruments that Account QB holds. No problems of liquidity are anticipated with regard to the investments of Account QB.

From time to time, Account QB may commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment to purchase may be viewed as a senior security, and will be marked to market and reflected in Account QB's Accumulation Unit Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account QB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account QB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account QB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

Account QB does not intend to purchase when-issued securities for speculative or "leverage" purposes. When Account QB commits to purchase a when-issued security, it will set aside liquid securities equal in value to the purchase cost of the when-issued securities.

TAMIC believes that purchasing securities in this manner will be advantageous to Account QB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account QB would endure a loss (or gain) equal to the price appreciation (or depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

Account QB may also purchase and sell interest rate futures contracts to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account QB's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account QB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account QB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased, Account QB will set aside liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet FTC standards, Account QB will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

The Board of Managers will weigh considerations of risks, yield and ratings in implementing Account QB's fundamental investment policies. There are no specific criteria with regard to quality or ratings of the investments of Account QB, but it is anticipated that they will be of investment grade or its equivalent. There may or may not be more risk in investing in debt instruments where there are no specific criteria with regard to quality or ratings of the investments.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

     1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

     2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

     3. purchase interests in real estate represented by securities for which there is an established market;

     4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

     5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

     6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT MM)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account MM is preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities. Account MM restricts its investment portfolio to only the securities listed below. As is true with all investment companies, there can be no assurance that Account MM's objectives will be achieved. An investment in Account MM is neither insured nor guaranteed by the U.S. Government. Account MM's assets will be invested in the following types of securities.

1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account MM will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Account MM may invest in securities of foreign branches of United States banks, payable in United States dollars, which meet the foregoing requirements. Obligations of foreign branches of United States banks are subject to additional risks beyond those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

4. Repurchase agreements with national banks or reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account MM to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account MM is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account MM invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account MM will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account MM in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account MM might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account MM might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account MM may be delayed or limited. Account MM's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account MM engages in repurchase agreements by setting guidelines and standards of review for Account MM's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account MM.

RISK FACTORS

The market value of Account MM's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account MM's net income. In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account MM concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed one year from the date of Account MM's purchase.

Return is aided both by Account MM's ability to make investments in large denominations and by its efficiencies of scale. Also, Account MM may seek to improve portfolio income by selling certain portfolio securities before maturity date in order to take advantage of yield disparities that occur in money markets. Account MM may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;


     2. invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;



     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);


     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

              THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                     FOR VARIABLE ANNUITIES (ACCOUNT TGIS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The basic investment objective of Account TGIS is to seek long-term accumulation of principal through capital appreciation and retention of net investment income. In selecting its objective, short-term gains may also be realized. The assets of Account TGIS generally will be fully invested in a portfolio of equity securities, mainly common stocks, spread over industries and companies. However, when it is determined that investments of other types may be advantageous on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, notes or other evidence of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States government securities. These investments in other than equity securities generally would not have a prospect of long-term appreciation, and are temporary for defensive purposes. Such investments may or may not be convertible into stock or be accompanied by stock purchase options or warrants for the purchase of stock.

Account TGIS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TGIS, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements. In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TGIS to provide funds needed for transfer to the other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, the investment adviser can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

Account TGIS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TGIS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TGIS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts it has entered into. At no time will Account TGIS's transactions in such financial futures be used for speculative purposes. When a futures contract is purchased, Account TGIS will set aside liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TGIS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account TGIS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

It must be recognized that there are risks inherent in the ownership of any security. The investment experience on equity investments over time will tend to reflect levels of stock market prices and dividend payouts. Both are affected by diverse factors including not only business conditions and investor confidence in the economy, but current conditions in a particular industry or company. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there are risks inherent in Account TGIS as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TGIS are the same as Account GIS. (See "Account GIS -- Fundamental Investment Policies.")

                  THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TSB)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Account TSB is to generate high current income with limited price volatility while maintaining a high degree of liquidity. As is true with all investment companies, there can be no assurance that Account TSB's objectives will be achieved. Account TSB's assets will be invested in the following types of securities. The final maturity of any asset will not exceed three years and the average maturity of the total portfolio is expected to be nine months.

1. Marketable obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies, authorities and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Tennessee Valley Authority, the Bank for Cooperatives, the Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association. Obligations issued or guaranteed by the United States government, its agencies, authorities or instrumentalities may be supported by the full faith and credit of the United States Treasury; by the right of the issuer to borrow from the United States Treasury; by discretionary authority of the United States government to purchase an agency's, authority's or instrumentalities' obligations and in some instances, solely by the credit of the United States government agency, authority or instrumentality. No assurance can be given that the United States government will provide financial support to such United States government sponsored agencies, authorities or instrumentalities in the future, since it is not obligated to do so by law. Account TSB will invest in such securities only when satisfied that the credit risk with respect to the issuer (or guarantor) is minimal. Interest or discount rates on agency securities are closely related to rates on Treasury bills.

2. Certificates of Deposit and Banker's Acceptances of banks having total assets of more than $1 billion which are members of the Federal Deposit Insurance Corporation. Certificates of Deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market before maturity. The Federal Deposit Insurance Corporation does not insure Certificates of Deposit to the extent they are in excess of $100,000 per customer. Banker's Acceptances usually arise from short-term credit arrangements drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturity for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Account TSB may invest in securities payable in United States dollars of foreign branches of United States banks which meet the foregoing requirements and in Euro Certificates of Deposit, which are certificates of deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars. Obligations of foreign banks and foreign branches of United States banks are subject to additional risks than those of domestic branches of United States banks. These additional risks include foreign economic and political developments, foreign governmental restrictions which may adversely affect payment of principal and interest on obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign bank or a foreign branch of a domestic bank. In addition, different risks may result from the fact that foreign banks or foreign branches of United States banks are not necessarily subject to the types of requirements that apply to domestic branches of United States banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

3. Commercial Paper rated A-1 by Standard and Poor's Corporation or Prime-1 by Moody's Investor Services, Inc. For a more detailed discussion of the characteristics of commercial paper ratings, please see the Statement of Additional Information.

4. Repurchase agreements with national banks and reporting broker dealers involving marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities. A repurchase agreement is an agreement in which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by Account TSB to the seller. The resale price is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time Account TSB is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will Account TSB invest in repurchase agreements for more than one year. The securities which are subject to repurchase agreements may, however, have maturity dates in excess of one year from the effective date of the repurchase agreement. Account TSB will always receive, as collateral, securities whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by Account TSB in each agreement and will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian. If the seller defaults, Account TSB might incur a loss if the value of the collateral securing the repurchase agreement declines, and Account TSB might incur disposition costs in connection with liquidating the collateral.

In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by Account TSB may be delayed or limited. Account TSB's Board of Managers will evaluate the creditworthiness of any banks or broker dealers with which Account TSB engages in repurchase agreements by setting guidelines and standards of review for Account TSB's investment adviser and monitoring the adviser's actions with regard to repurchase agreements for Account TSB.

5. Short-term notes, bonds, debentures and other debt instruments issued or guaranteed by an entity with a bond rating of at least AA by S&P or Aa by Moody's, and with final maturities of such short-term instruments normally limited to eighteen months at the time of purchase.

RISK FACTORS

The market value of Account TSB's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling interest rates, with corresponding fluctuations in Account TSB's net income. In order to minimize the fluctuations in market values to which interest-paying obligations are subject, Account TSB concentrates its investments in relatively short-term securities, and in no event does the maturity date of an obligation exceed three years from the date of Account TSB's purchase. There can be no assurance that, upon redemption, Account TSB's net asset value will be equal to or greater than the net asset value at the time of purchase.

Return is aided both by Account TSB's ability to make investments in large denominations and by its efficiencies of scale. Also, Account TSB may seek to improve portfolio income by selling certain portfolio securities before the maturity date in order to take advantage of yield disparities that occur in money markets. Account TSB may purchase and sell marketable obligations of or guaranteed by the United States government, its agencies, authorities or instrumentalities on a when-issued or delayed delivery basis, with such purchases possibly occurring as much as a month before actual delivery and payment. In addition, there are risks inherent in Account TSB as an investment alternative used by market timing services. (See "Market Timing Risks.")

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TSB permit it to:

     1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

     2. invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

     4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB's assets (including the amount borrowed); and

     5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB's assets.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT TAS)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of Account TAS is to seek growth of capital by investing primarily in a broadly diversified portfolio of common stocks.

In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A proprietary computer model reviews over one-thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be utilized to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Although Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion, Account TAS may invest in smaller or larger companies without limitation. The prices of mid-sized company stocks and smaller company stocks may fluctuate more than those of larger company stocks.

It is the policy of Account TAS to invest its assets as fully as practicable in common stocks, securities convertible into common stocks and securities having common stock characteristics, including rights and warrants selected primarily for prospective capital growth. Account TAS may invest in domestic, foreign and restricted securities.

When market conditions warrant, Account TAS may adopt a defensive position to preserve shareholders' capital by investing in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Account TAS will use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price.

In general, moves in a market-timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TAS to provide funds needed for transfer to other timed accounts prior to the five-day settlement period for stock sales. Alternatively, common stock exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling stock index futures. By transacting in such futures when a market timing move is called, TIMCO can create the ability to buy or sell actual common stocks with less haste and at lower transaction costs. As the actual stocks are bought or sold, the futures positions would simply be eliminated.

Account TAS may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TAS's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TAS will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, Account TAS will set aside liquid securities equal to the total market value of the futures contract, less the amount of the initial margin. At no time will Account TAS's transactions in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TAS will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

Account TAS may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. It may also purchase index or individual equity call options as an alternative to holding stocks or stock index futures, or purchase index or individual equity put options as a defensive measure. For a detailed discussion of options contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

There can, of course, be no assurance that Account TAS will achieve its investment objective since there is uncertainty in every investment. Equity securities are subject to financial risks relating to the earning stability and overall financial soundness of an issue. They are also subject to market risks relating to the effect of general changes in the securities market on the price of a security. In addition, there may be more risk associated with Account TAS to the extent that it invests in small or mid-sized companies. More risk is associated with investment in small or mid-sized companies than with larger companies because such companies may be dependent on only one or two products and may be more vulnerable to competition from larger companies with greater resources and to economic conditions affecting their market sector. Small or mid-sized companies may be new, without long business or management histories, and perceived by the market as unproven. Their securities may be held primarily by insiders or institutional investors, which may affect marketability. The prices of these stocks often fluctuate more than the overall stock market. In addition, there are risks inherent in Account TAS as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TAS permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer;

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry; and

     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.


            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                                  (ACCOUNT TB)

--------------------------------------------------------------------------------


NOTE: The Travelers Timed Bond Account is not currently available to new contract owners in most states.



INVESTMENT OBJECTIVE


The investment objective of Account TB is to seek current income and total return. To achieve this objective, Account TB invests primarily in direct obligations of highest credit quality: obligations of the United States, and its instrumentalities, and in obligations issued or guaranteed by Federal Agencies which are independent corporations sponsored by the United States and which are subject to its general supervision, but which do not carry the full faith and credit obligations of the United States.

Direct obligations of the United States include Treasury bills which are issued on a discount basis with a maturity of one year or less, Treasury Notes which have maturities at issuance between one and ten years, and Treasury Bonds which have maturities at issuance greater than ten years. Instrumentalities of the United States whose debt obligations are backed by its full faith and credit, include: Government National Mortgage Association, Federal Housing Administration, Farmers Homes Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Maritime Administration, District of Columbia Armory Board, Farm Credit System Financial Assistance Corporation, Federal Financing Bank and Washington Metropolitan Area Transit Authority Bonds. Federal Agencies include: Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Student Loan Marketing Association.

Account TB intends to be fully invested at all times; however, when market conditions warrant, Account TB may invest temporarily in money market instruments. Such instruments, which must mature within one year of their purchase, consist of U.S. government securities; instruments of banks which are members of the Federal Deposit Insurance Corporation and have assets of at least $1 billion, such as certificates of deposit, demand and time deposits and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Account TB may from time to time commit to purchase new-issue government or agency securities on a "when-issued" or "to be announced" ("TBA") basis ("when-issued securities"). The prices of such securities will be fixed at the time the commitment to purchase is made, and may be expressed in either dollar price or yield maintenance terms. Such commitment may be viewed as a senior security, and will be marked to market and reflected in Account TB's Accumulation Unit

Value daily from the commitment date. Delivery and payment may be at a future date beyond customary settlement time. It is the customary practice of Account TB to make when-issued or TBA purchases for settlement no more than 90 days beyond the commitment date.

While it is TAMIC's intention to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. Account TB does not make payment or begin to accrue interest on these securities until settlement date. In order to invest its assets pending settlement, Account TB will normally invest in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

Account TB does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the General Policy Statement of the SEC thereunder, when Account TB commits to purchase a when-issued security, it will identify and place in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

TAMIC believes that purchasing securities in this manner will be advantageous to Account TB. However, this practice does entail certain risks, namely the default of the counterparty on its obligation to deliver the security as scheduled. In this event, Account TB would endure a loss (gain) equal to the price appreciation (depreciation) in value from the commitment date. TAMIC employs a rigorous credit quality procedure in determining the counterparties with which it will deal in when-issued securities and, in some circumstances, will require the counterparty to post cash or some other form of security as margin to protect the value of its delivery obligation pending settlement.

Account TB may seek to preserve capital by writing covered call options on securities which it owns. Such an option on an underlying security would obligate Account TB to sell, and give the purchaser of the option the right to buy, that security at a stated exercise price at any time until the stated expiration date of the option.

Account TB will use exchange-traded financial futures contracts consisting of futures contracts on debt securities ("interest rate futures") to facilitate market timed moves, and as a hedge to protect against changes in interest rates. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. These contracts would obligate Account TB, at maturity of the contracts, to purchase or sell certain securities at specified prices or to make cash settlements.

In general, moves in a market timed investment strategy may require the purchase or sale of large amounts of securities in a short period of time. This purchase or sale could result in substantial transaction costs and perhaps higher borrowing in Account TB to provide funds needed for transfer to Account TSB. Alternatively, debt security exposure can be increased or decreased in a more timely, cost-effective fashion by buying or selling interest rate futures. By transacting in such futures when a market timing move is called, TAMIC can create the ability to buy or sell actual debt securities with less haste and at lower transaction costs. As the actual debt securities are bought or sold, the futures positions would simply be eliminated.

Account TB may also purchase and sell interest rate futures to hedge against changes in interest rates that might otherwise have an adverse effect upon the value of Account TB's securities. Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities will substantially be offset by depreciation in the value of the futures position.

Account TB will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. At no time will Account TB's transactions in futures contracts be employed for speculative purposes. When a futures contract is purchased,

Account TB will set aside liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

All interest rate futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, Account TB will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the SEC). For a more detailed discussion of financial futures contracts and associated risks, please see the Statement of Additional Information.

RISK FACTORS

There can, of course, be no assurance that Account TB will achieve its investment objective since there is uncertainty in every investment. U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from corporate debt securities. The value of the portfolio securities of Account TB will fluctuate based on market conditions and interest rates. Interest rates depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. An increase in interest rates will generally reduce the value of debt securities, and conversely a decline in interest rates will generally increase the value of debt securities. In addition, there are risks inherent in Account TB as an investment alternative used by Market Timing Services. (See "Market Timing Risks.")

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account TB permit it to:

     1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit);

     2. borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

     3. pledge up to 10% of its assets to secure borrowings;

     4. invest up to 25% of its assets in the securities of issuers in the same industry (exclusive of securities of the U.S. government, its agencies or instrumentalities, for which there is no limit); and


     5. invest up to 10% of its assets in repurchase agreements maturing in more than seven days.

                                   APPENDIX A

--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT


The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.


We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.


The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.


TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the Contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual Contract effective date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least 6 months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

                                                                        APPENDIX
                                                                               B
                     CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------

               THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                        ACCUMULATION UNIT VALUES

                                            1997                  1996                  1995                  1994
                                     -------------------   -------------------   -------------------   -------------------
                                        Q          NQ         Q          NQ         Q          NQ         Q          NQ
--------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 3.034    $ 3.146    $ 2.396    $ 2.485    $ 1.779    $ 1.845    $ 1.892    $ 1.962
 Unit Value at end of year.........     3.779      3.920      3.034      3.146      2.396      2.485      1.779      1.845
 Number of units outstanding at end
   of year (thousands).............    84,250      9,791     64,294      7,828     45,979      4,415     40,160      3,605
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 2.833    $ 2.863    $ 2.472    $ 2.498    $ 2.167    $ 2.189    $ 2.222    $ 2.245
 Unit Value at end of year.........     3.261      3.295      2.833      2.863      2.472      2.498      2.167      2.189
 Number of units outstanding at end
   of year (thousands).............     6,673        973      5,312        657      4,592        498      4,708        585
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 3.105    $ 3.342    $ 2.763    $ 2.975    $ 2.201    $ 2.369    $ 2.281    $ 2.455
 Unit Value at end of year.........     3.720      4.004      3.105      3.342      2.763      2.975      2.201      2.369
 Number of units outstanding at end
   of year (thousands).............    53,841      5,164     55,055      4,632     57,020      4,114     58,355      4,813

----------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 1.665    $ 1.727
 Unit Value at end of year.........     1.892      1.962
 Number of units outstanding at end
   of year (thousands).............    30,003      2,825
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.974    $ 1.994
 Unit Value at end of year.........     2.222      2.245
 Number of units outstanding at end
   of year (thousands).............     5,066        603
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 2.111    $ 2.273
 Unit Value at end of year.........     2.281      2.455
 Number of units outstanding at end
   of year (thousands).............    63,538      4,490


                                            1992                  1991                  1990                  1989
                                     -------------------   -------------------   -------------------   -------------------
                                        Q          NQ         Q          NQ         Q          NQ         Q          NQ
--------------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 1.433    $ 1.487    $ 1.075    $ 1.114    $ 1.157    $ 1.200    $ 1.015    $ 1.052
 Unit Value at end of year.........     1.665      1.727      1.433      1.487      1.075      1.114      1.157      1.200
 Number of units outstanding at end
   of year (thousands).............    16,453      1,020     12,703        887     11,356        553     12,038        495
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.767    $ 1.785    $ 1.418    $ 1.433    $ 1.573    $ 1.590    $ 1.571    $ 1.588
 Unit Value at end of year.........     1.976      1.994      1.767      1.785      1.418      1.433      1.573      1.590
 Number of units outstanding at end
   of year (thousands).............     4,730        428      4,018        344      4,045        341      6,074        573
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 2.034    $ 2.189    $ 1.691    $ 1.821    $ 1.671    $ 1.799    $ 1.331    $ 1.433
 Unit Value at end of year.........     2.111      2.273      2.034      2.189      1.691      1.821      1.671      1.799
 Number of units outstanding at end
   of year (thousands).............    65,926      4,120     58,106      3,359     51,489      2.744     47,104      2,836

----------------------------------------------------------------------------
CAPITAL APPRECIATION FUND*
 Unit Value at beginning of year...   $ 0.934    $ 0.968
 Unit Value at end of year.........     1.015      1.052
 Number of units outstanding at end
   of year (thousands).............    13,040        423
HIGH YIELD BOND TRUST
 Unit Value at beginning of year...   $ 1.388    $ 1.403
 Unit Value at end of year.........     1.571      1.588
 Number of units outstanding at end
   of year (thousands).............     5,783        676
MANAGED ASSETS TRUST
 Unit Value at beginning of year...   $ 1.234    $ 1.328
 Unit Value at end of year.........     1.331      1.433
 Number of units outstanding at end
   of year (thousands).............    46,809      3,316


 Q = Qualified
NQ = NonQualified
The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.
* Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                1997       1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO (1/92)*
  Unit Value at beginning of period.........................  $  1.323   $  1.321   $  1.074   $  1.153   $  1.066   $  1.000
  Unit Value at end of period...............................     1.472      1.323      1.321      1.074      1.153      1.066
  Number of units outstanding at end of period
    (thousands).............................................    22,809     19,054     21,339     22,709     22,142      8,566
SOCIAL AWARENESS STOCK PORTFOLIO (5/92)*
  Unit Value at beginning of period.........................  $  1.731   $  1.461   $  1.109   $  1.153   $  1.086   $  1.000
  Unit Value at end of period...............................     2.176      1.731      1.461      1.109      1.153      1.086
  Number of units outstanding at end of year (thousands)....     9,539      6,355      4,841      3,499      2,920      1,332
UTILITIES PORTFOLIO (2/94)*
  Unit Value at beginning of period.........................  $  1.363   $  1.284   $  1.005   $  1.000         --         --
  Unit Value at end of period...............................     1.686      1.363      1.284      1.005         --         --
  Number of units outstanding at end of period
    (thousands).............................................    12,539     13,258     11,918      5,740         --         --
TEMPLETON BOND FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  1.351   $  1.250   $  1.101   $  1.172   $  1.065   $  1.000
  Unit Value at end of year.................................     1.367      1.351      1.250      1.101      1.172      1.065
  Number of units outstanding at end of year (thousands)....    10,502     10,260     10,527     10,186      8,014      3,477
TEMPLETON STOCK FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  2.001   $  1.655   $  1.338   $  1.385   $  1.047   $  1.000
  Unit Value at end of year.................................     2.211      2.001      1.655      1.338      1.385      1.047
  Number of units outstanding at end of year (thousands)....   180,876    154,614    122,937    101,462     43,847     10,433
TEMPLETON ASSET ALLOCATION FUND (1/92)* (CLASS 1)
  Unit Value at beginning of year...........................  $  1.815   $  1.546   $  1.277   $  1.333   $  1.070   $  1.000
  Unit Value at end of year.................................     2.070      1.815      1.546      1.277      1.333      1.070
  Number of units outstanding at end of year (thousands)....   124,603    113,809    107,460    103,407     51,893     13,888
FIDELITY VIP HIGH INCOME PORTFOLIO (2/92)*
  Unit Value at beginning of year...........................  $  1.766   $  1.568   $  1.316   $  1.354   $  1.138   $  1.000
  Unit Value at end of year.................................     2.052      1.766      1.568      1.316      1.354      1.138
  Number of units outstanding at end of year (thousands)....    48,895     40,309     32,601     25,813     17,381      4,875
FIDELITY VIP GROWTH PORTFOLIO (1/92)*
  Unit Value at beginning of year...........................  $  1.805   $  1.594   $  1.192   $  1.207   $  1.024   $  1.000
  Unit Value at end of year.................................     2.201      1.805      1.594      1.192      1.207      1.024
  Number of units outstanding at end of year (thousands)....   289,002    274,892    229,299    176,304    101,260     30,240
FIDELITY VIP EQUITY-INCOME PORTFOLIO (7/93)*
  Unit Value at beginning of period.........................  $  1.674   $  1.484   $  1.112   $  1.052   $  1.000         --
  Unit Value at end of period...............................     2.118      1.674      1.484      1.112      1.052         --
  Number of units outstanding at end of period
    (thousands).............................................   237,050    205,636    153,463     78,856     13,414         --
FIDELITY VIP II ASSET MANAGER PORTFOLIO (1/92)*
  Unit Value at beginning of year...........................  $  1.577   $  1.394   $  1.207   $  1.301   $  1.088   $  1.000
  Unit Value at end of year.................................     1.879      1.577      1.394      1.207      1.301      1.088
  Number of units outstanding at end of year (thousands)....   240,064    249,050    270,795    282,474    162,413     30,207
DREYFUS STOCK INDEX FUND (1/92)*
  Unit Value at beginning of year...........................  $  1.870   $  1.546   $  1.144   $  1.148   $  1.064   $  1.000
  Unit Value at end of year.................................     2.456      1.870      1.546      1.144      1.148      1.064
  Number of units outstanding at end of year (thousands)....   109,317     66,098     43,247     31,600     26,789     12,089
AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND (5/93)*
  Unit Value at beginning of period.........................  $  1.534   $  1.274   $  1.084   $  1.180   $  1.000         --
  Unit Value at end of period...............................     1.592      1.534      1.274      1.084      1.180         --
  Number of units outstanding at end of period
    (thousands).............................................   143,959    121,896     70,364     47,096     16,944         --
AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND (5/93)*
  Unit Value at beginning of period.........................  $  1.460   $  1.526   $  1.168   $  1.079   $  1.000         --
  Unit Value at end of period...............................     1.541      1.460      1.526      1.168      1.079         --
  Number of units outstanding at end of period
    (thousands).............................................   162,146    122,877    103,815     73,838     27,011         --

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                1997       1996       1995       1994       1993       1992
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN ODYSSEY CORE EQUITY FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.647   $  1.354   $   .990   $  1.012   $  1.000         --
  Unit Value at end of period...............................     2.143      1.647      1.354       .990      1.012         --
  Number of units outstanding at end of period
    (thousands).............................................   185,895    170,552    137,330    100,082     37,136         --
AMERICAN ODYSSEY LONG-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.221   $  1.221   $   .990   $  1.085   $  1.000         --
  Unit Value at end of period...............................     1.352      1.221      1.221       .990      1.085         --
  Number of units outstanding at end of period
    (thousands).............................................   159,728    137,075    101,376     70,928     25,467         --
AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND (6/93)*
  Unit Value at beginning of period.........................  $  1.157   $  1.128   $   .993   $  1.035   $  1.000         --
  Unit Value at end of period...............................     1.229      1.157      1.128       .993      1.035         --
  Number of units outstanding at end of period
    (thousands).............................................    86,914     78,211     68,878     50,403     19,564         --
AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND** (5/93)*
  Unit Value at beginning of period.........................  $  1.129   $  1.102   $  1.006   $  1.020   $  1.000         --
  Unit Value at end of period...............................     1.183      1.129      1.102      1.006      1.020         --
  Number of units outstanding at end of period
    (thousands).............................................    48,929     44,077     24,416     17,611      8,201         --
SMITH BARNEY LARGE CAP VALUE PORTFOLIO (2/95)*
  (formerly Smith Barney Income and Growth Portfolio)
  Unit Value at beginning of period.........................  $  1.474   $  1.246   $  1.000         --         --         --
  Unit Value at end of period...............................     1.843      1.474      1.246         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    10,871      6,133      1,747         --         --         --
ALLIANCE GROWTH PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.640   $  1.284   $  1.000         --         --         --
  Unit Value at end of period...............................     2.091      1.640      1.284         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    19,535     10,809      2,498         --         --         --
SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.321   $  1.137   $  1.000         --         --         --
  Unit Value at end of period...............................     1.339      1.321      1.137         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     7,634      5,777        593         --         --         --
PUTNAM DIVERSIFIED INCOME PORTFOLIO (3/95)*
  Unit Value at beginning of period.........................  $  1.206   $  1.128   $  1.000         --         --         --
  Unit Value at end of period...............................     1.282      1.206      1.128         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     5,171      2,375        774         --         --         --
SMITH BARNEY HIGH INCOME PORTFOLIO (3/95)*
  Unit Value at beginning of period.........................  $  1.256   $  1.124   $  1.000         --         --         --
  Unit Value at end of period...............................     1.412      1.256      1.124         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................     1,307        553        138         --         --         --
MFS TOTAL RETURN PORTFOLIO (2/95)*
  Unit Value at beginning of period.........................  $  1.362   $  1.205   $  1.000         --         --         --
  Unit Value at end of period...............................     1.630      1.362      1.205         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................    14,655      7,302      2,734         --         --         --
G.T. GLOBAL STRATEGIC INCOME PORTFOLIO*** (3/95)*
  Unit Value at beginning of period.........................  $  1.402   $  1.195   $  1.000         --         --         --
  Unit Value at end of period...............................     1.487      1.402      1.195         --         --         --
  Number of units outstanding at end of period
    (thousands).............................................       222        242        162         --         --         --



  * Represents date money was first applied to funding option through Separate Account.



 ** Formerly American Odyssey Short-Term Bond Fund. The name, investment objectives and investment subadviser were changed pursuant to a shareholder vote effective May 1, 1998.



*** Not currently available to new Contract Owners in most states.


The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account GIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


CONTRACTS ISSUED ON OR AFTER TO MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income................      $   .228   $   .212    $  .205    $  .189    $  .184    $  .188    $  .198    $  .192
 Operating expenses.....................          .228       .175       .140       .115       .106       .098       .091       .079
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income..................          .000       .037       .065       .074       .078       .090       .107       .113
 Unit Value at beginning of year........        11.371      9.369      6.917      7.007      6.507      6.447      5.048      5.295
 Net realized and change in unrealized gains
   (losses).............................         3.584      1.965      2.387      (.164)      .422      (.030)     1.292      (.360)
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year..............      $ 14.955   $ 11.371    $ 9.369    $ 6.917    $ 7.007    $ 6.507    $ 6.447    $ 5.048
                                              ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...     $   3.58   $   2.00    $  2.45    $  (.09)   $   .50    $   .06    $  1.40    $  (.25)
 Ratio of operating expenses to average net
   assets...............................          1.70%      1.70%      1.70%      1.65%      1.57%      1.58%      1.58%      1.57%
 Ratio of net investment income to average
   net assets...........................           .00%       .36%       .79%      1.05%      1.15%      1.43%      1.86%      2.25%
 Number of units outstanding at end of year
   (thousands)..........................        29,545     27,578     26,688     26,692     28,497     29,661     26,235     19,634
 Portfolio turnover rate................            64%        85%        96%       103%        81%       189%       319%        54%
 Average Commission Rate Paid*..........      $   .051   $   .047         --         --         --         --         --         --
   CONTRACTS ISSUED PRIOR TO MAY 16, 1983       1997       1996       1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income................      $   .233   $   .216    $  .208    $  .192    $  .189    $  .192    $  .201    $  .199
 Operating expenses.....................          .201       .154       .123       .100       .092       .085       .077       .069
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income..................          .032       .062       .085       .092       .097       .107       .124       .130
 Unit Value at beginning of year........        11.763      9.668      7.120      7.194      6.664      6.587      5.145      5.383
 Net realized and change in unrealized gains
   (losses).............................         3.715      2.033      2.463      (.166)      .433      (.030)     1.318      (.368)
                                              --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year..............      $ 15.510   $ 11.763    $ 9.668    $ 7.120    $ 7.194    $ 6.664    $ 6.587    $ 5.145
                                              ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...     $   3.75   $   2.10    $  2.55    $  (.07)   $   .53    $   .08    $  1.44    $  (.24)
 Ratio of operating expenses to average net
   assets...............................          1.45%      1.45%      1.45%      1.41%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to average
   net assets...........................           .24%       .60%      1.02%      1.30%      1.40%      1.67%      2.11%      2.50%
 Number of units outstanding at end of year
   (thousands)..........................        15,194     16,554     17,896     19,557     21,841     22,516     24,868     28,053
 Portfolio turnover rate................            64%        85%        96%       103%        81%       189%       319%        54%
 Average commission rate paid*..........      $   0.51   $   .047         --         --         --         --         --         --


SELECTED PER UNIT DATA
 Total investment income................       $  .191    $  .168
 Operating expenses.....................          .095       .071
                                               -------    -------
 Net investment income..................          .096       .097
 Unit Value at beginning of year........         4.191      3.601
 Net realized and change in unrealized gains
   (losses).............................         1.008       .493
                                               -------    -------
 Unit Value at end of year..............       $ 5.295    $ 4.191
                                               =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...      $  1.10    $   .59
 Ratio of operating expenses to average net
   assets...............................          1.58%      1.58%
 Ratio of net investment income to average
   net assets...........................          2.33%      2.60%
 Number of units outstanding at end of year
   (thousands)..........................        15,707     12,173
 Portfolio turnover rate................            27%        38%
 Average Commission Rate Paid*..........            --         --
   CONTRACTS ISSUED PRIOR TO MAY 16, 1983       1989       1988
----------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income................       $  .191    $  .168
 Operating expenses.....................          .066       .053
                                               -------    -------
 Net investment income..................          .125       .115
 Unit Value at beginning of year........         4.250      3.642
 Net realized and change in unrealized gains
   (losses).............................         1.008       .493
                                               -------    -------
 Unit Value at end of year..............       $ 5.383    $ 4.250
                                               =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...      $  1.13    $   .61
 Ratio of operating expenses to average net
   assets...............................          1.33%      1.33%
 Ratio of net investment income to average
   net assets...........................          2.56%      2.85%
 Number of units outstanding at end of year
   (thousands)..........................        31,326     35,633
 Portfolio turnover rate................            27%        38%
 Average commission rate paid*..........            --         --



* The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account QB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...............     $  .342    $  .368    $  .319    $  .310    $  .299    $  .311    $  .299    $  .277
 Operating expenses....................        .082       .078       .073       .069       .067       .061       .056       .048
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .260       .290       .246       .241       .232       .250       .243       .229
 Unit Value at beginning of year.......       5.060      4.894      4.274      4.381      4.052      3.799      3.357      3.129
 Net realized and change in unrealized
   gains (losses)......................        .073      (.124)      .374      (.348)      .097       .003       .199      (.001)
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............     $ 5.393    $ 5.060    $ 4.894    $ 4.274    $ 4.381    $ 4.052    $ 3.799    $ 3.357
                                            =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .33    $   .17    $   .62    $  (.11)   $   .33    $   .25    $   .44    $   .23
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.58%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        5.00%      5.87%      5.29%      5.62%      5.41%      6.38%      6.84%      7.06%
 Number of units outstanding at end of
   year (thousands)....................      21,521     24,804     27,066     27,033     28,472     20,250     17,211     14,245
 Portfolio turnover rate...............         196%       176%       138%        27%        24%        23%        21%        41%
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .353    $  .379    $  .328    $  .318    $  .306    $  .317    $  .304    $  .281
 Operating expenses....................        .071       .067       .063       .059       .058       .050       .048       .040
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .282       .312       .265       .259       .248       .267       .256       .241
 Unit Value at beginning of year.......       5.234      5.050      4.400      4.498      4.150      3.880      3.421      3.181
 Net realized and change in unrealized
   gains (losses)......................        .077      (.128)      .385      (.357)      .100       .003       .203      (.001)
                                            -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............     $ 5.593    $ 5.234    $ 5.050    $ 4.400    $ 4.498    $ 4.150    $ 3.880    $ 3.421
                                            =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .36    $   .18    $   .65    $  (.10)   $   .35    $   .27    $   .46    $   .24
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        5.25%      6.12%      5.54%      5.87%      5.66%      6.61%      7.09%      7.31%
 Number of units outstanding at end of
   year (thousands)....................       7,683      8,549      9,325     10,694     12,489     13,416     14,629     16,341
 Portfolio turnover rate...............         196%       176%       138%        27%        24%        23%        21%        41%

----------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .270    $  .259
 Operating expenses....................        .047       .046
                                            -------    -------
 Net investment income.................        .223       .213
 Unit Value at beginning of year.......       2.852      2.697
 Net realized and change in unrealized
   gains (losses)......................        .054      (.058)
                                            -------    -------
 Unit Value at end of year.............     $ 3.129    $ 2.852
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .28    $   .16
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.58%
 Ratio of net investment income to
   average net assets..................        7.44%      7.67%
 Number of units outstanding at end of
   year (thousands)....................      13,135      9,457
 Portfolio turnover rate...............          33%        17%
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1989       1988
----------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .270    $  .259
 Operating expenses....................        .035       .037
                                            -------    -------
 Net investment income.................        .235       .222
 Unit Value at beginning of year.......       2.892      2.728
 Net realized and change in unrealized
   gains (losses)......................        .054      (.058)
                                            -------    -------
 Unit Value at end of year.............     $ 3.181    $ 2.892
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase (decrease) in unit value...   $   .29    $   .16
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        7.60%      7.82%
 Number of units outstanding at end of
   year (thousands)....................      18,248     21,124
 Portfolio turnover rate...............          33%        17%


* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account QB.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

 PER UNIT DATA FOR AN ACCUMULATION AND ANNUITY UNIT OUTSTANDING THROUGHOUT EACH
                                      YEAR



The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account MM Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


CONTRACTS ISSUED ON OR AFTER MAY 16, 1983    1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...............    $   .128   $   .121    $  .127    $  .087    $  .065    $  .077    $  .118    $  .149
 Operating expenses....................        .036       .035       .034       .032       .031       .031       .030       .029
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .092       .086       .093       .055       .034       .046       .088       .120
 Unit Value at beginning of year.......       2.263      2.177      2.084      2.029      1.995      1.949      1.861      1.741
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............    $  2.355   $  2.263    $ 2.177    $ 2.084    $ 2.029    $ 1.995    $ 1.949    $ 1.861
                                           ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .09   $    .09    $   .09    $   .06    $   .03    $   .05    $   .09    $   .12
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%      1.57%
 Ratio of net investment income to
   average net assets..................        4.02%      3.84%      4.36%      2.72%      1.68%      2.33%      4.66%      6.68%
 Number of units outstanding at end of
   year (thousands)....................      36,134     38,044     35,721     39,675     34,227     42,115     55,013     67,343
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1997       1996       1995       1994       1993       1992       1991      1990*
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............    $   .134   $   .125    $  .130    $  .091    $  .067    $  .079    $  .120    $  .151
 Operating expenses....................        .032       .030       .030       .028       .027       .027       .026       .024
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income.................        .102       .095       .100       .063       .040       .052       .094       .127
 Unit Value at beginning of year.......       2.341      2.246      2.146      2.083      2.043      1.991      1.897      1.770
                                           --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.............    $  2.443   $  2.341    $ 2.246    $ 2.146    $ 2.083    $ 2.043    $ 1.191    $ 1.897
                                           ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............    $    .10   $    .10    $   .10    $   .06    $   .04    $   .05    $   .09    $   .13
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%      1.33%
 Ratio of net investment income to
   average net assets..................        4.27%      4.10%      4.61%      2.98%      1.93%      2.58%      4.90%      6.93%
 Number of units outstanding at end of
   year (thousands)....................         105        112        206        206        218        227        262        326

--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .156    $  .118
 Operating expenses....................        .027       .023
                                            -------    -------
 Net investment income.................        .129       .095
 Unit Value at beginning of year.......       1.612      1.517
                                            -------    -------
 Unit Value at end of year.............     $ 1.741    $ 1.612
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............     $   .13    $   .10
 Ratio of operating expenses to average
   net assets..........................        1.57%      1.56%
 Ratio of net investment income to
   average net assets..................        7.65%      6.02%
 Number of units outstanding at end of
   year (thousands)....................      57,916     41,449
 CONTRACTS ISSUED PRIOR TO MAY 16, 1983      1989       1988
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...............     $  .156    $  .118
 Operating expenses....................        .021       .018
                                            -------    -------
 Net investment income.................        .135       .100
 Unit Value at beginning of year.......       1.635      1.535
                                            -------    -------
 Unit Value at end of year.............     $ 1.770    $ 1.635
                                            =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL DATA
 Net increase in unit value............     $   .14    $   .10
 Ratio of operating expenses to average
   net assets..........................        1.33%      1.31%
 Ratio of net investment income to
   average net assets..................        7.81%      6.19%
 Number of units outstanding at end of
   year (thousands)....................         367        497


* On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TGIS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                       1997       1996       1995       1994       1993       1992       1991       1990
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .075    $  .061    $  .083    $  .064    $  .043    $  .046    $  .045    $  .099
 Operating expenses................      .090       .069**     .057**     .041**     .042**     .045**     .045**     .034**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............     (.015)     (.008)      .026       .023       .001       .001         --       .065
 Unit Value at beginning of year...   $ 2.717    $ 2.263    $ 1.695    $ 1.776    $ 1.689    $ 1.643    $ 1.391    $ 1.447
 Net realized and change in
   unrealized gains (losses).......      .824       .462       .542      (.104)     0.086      0.045      0.252      (.121)
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........   $ 3,526    $ 2.717    $ 2.263    $ 1.695    $ 1.776    $ 1.689    $ 1.643    $ 1.391
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .81    $   .45    $   .57    $  (.08)   $   .09    $   .05    $   .25    $  (.06)
 Ratio of operating expenses to
   average net assets*.............      2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.41%**
 Ratio of net investment income to
   average net assets*.............      (.45)%     (.34)%     1.37%      1.58%      0.08%      0.78%      1.33%      1.86%
 Number of units outstanding at end
   of year (thousands).............    60,312     68,111    105,044     29,692         --    217,428         --      5,708
 Portfolio turnover rate...........        63%        81%        79%        19%        70%       119%       489%       653%
 Average commission rate paid***...   $  .053    $  .046         --         --         --         --         --         --

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .161    $  .044
 Operating expenses................      .023       .017
                                      -------    -------
 Net investment income.............      .138       .027
 Unit Value at beginning of year...   $ 1.108    $ 1.000
 Net realized and change in
   unrealized gains (losses).......      .201       .081
                                      -------    -------
 Unit Value at end of year.........   $ 1.447    $ 1.108
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .34    $   .11
 Ratio of operating expenses to
   average net assets*.............      1.57%      1.57%
 Ratio of net investment income to
   average net assets*.............      2.81%      2.55%
 Number of units outstanding at end
   of year (thousands).............        --      3,829
 Portfolio turnover rate...........       149%       268%
 Average commission rate paid***...        --         --


 * Annualized

 ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TGIS, or by contractual surrender to the extent allowed under federal tax law.


*** The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*

    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR



The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TSB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                       1997       1996       1995       1994       1993       1992       1991       1990
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .077    $  .057    $  .074    $  .055    $  .041    $  .054    $  .076    $  .099
 Operating expenses................      .039**     .030**     .035**     .036**     .037**     .041**     .036**     .030**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............      0.38       .027       .039       .019       .004       .013       .040       .069
 Unit value at beginning of year...     1.361      1.333      1.292      1.275      1.271      1.258      1.218      1.149
 Net realized and change in
   unrealized gains (losses)***....      .000       .001       .002      (.002)        --         --         --         --
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit value at end of year.........   $ 1.399    $ 1.361    $ 1.333    $ 1.292    $ 1.275    $ 1.271    $ 1.258    $ 1.218
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase in unit value........   $   .04    $   .03    $   .04    $   .02    $    --    $   .01    $   .04    $   .07
 Ratio of operating expenses to
   average net assets****..........      2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.82%**     2.41%**
 Ratio of net investment income to
   average net assets****..........      2.77%      2.47%      3.17%      1.45%       .39%      1.12%      3.07%      5.89%
 Number of units outstanding at end
   of year (thousands).............    47,262     54,565         --    216,713    353,374    173,359    439,527    369,769

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .102    $  .078
 Operating expenses................      .017       .016
                                      -------    -------
 Net investment income.............      .085       .062
 Unit value at beginning of year...     1.064      1.002
 Net realized and change in
   unrealized gains (losses)***....        --         --
                                      -------    -------
 Unit value at end of year.........   $ 1.149    $ 1.064
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase in unit value........   $   .09    $   .06
 Ratio of operating expenses to
   average net assets****..........      1.57%      1.57%
 Ratio of net investment income to
   average net assets****..........      7.63%      6.51%
 Number of units outstanding at end
   of year (thousands).............   360,074    356,969


  * Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

 ** Effective May 1, 1990, market timing fees are included in operating expenses. Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TSB, or by contractual surrender to the extent allowed under federal tax law.

 *** Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

**** Annualized.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR



The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TAS Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                       1997       1996       1995       1994       1993       1992       1991      1990+
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........  $   .063   $   .041    $  .042    $  .036    $  .037    $  .041    $  .044    $  .045
 Operating expenses................      .085       .069**     .057**     .049**     .048**     .043**     .039**     .073**
                                     --------   --------    -------    -------    -------    -------    -------    -------
 Net investment income (loss)......     (.022)     (.028)     (.015)     (.013)     (.011)     (.002)      .005      (.028)
 Unit Value at beginning of year...     2.623      2.253      1.706      1.838      1.624      1.495      1.136      1.189
 Net realized and unrealized gains
   (losses)........................      .788       .398       .562      (.119)      .225       .131       .354      (.025)
                                     --------   --------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........  $  3.389   $  2.623    $ 2.253    $ 1.706    $ 1.838    $ 1.624    $ 1.495    $ 1.136
                                     ========   ========    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................  $    .77   $    .37    $   .55    $  (.13)   $   .21    $  (.13)   $   .36    $  (.05)
 Ratio of operating expenses to
   average net assets*.............      2.85%**     2.84%**     2.83%**     2.80%**     2.82%**     2.93%**     2.99%**     2.64%**
 Ratio of net investment income to
   average net assets*.............      (.76)%    (1.13)%     (.74)%     (.72)%     (.80)%     (.12)%      .37%     (3.73)%
 Number of units outstanding at end
   of year (thousands).............    25,865     30,167     45,575     25,109     43,059     20,225     19,565      5,585
 Portfolio turnover rate...........        92%        98%       113%       142%        71%       269%       261%         0%
 Average commission rate paid ++...  $   .052   $   .047         --         --         --         --         --         --

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .052    $  .008
 Operating expenses................      .051       .015
                                      -------    -------
 Net investment income (loss)......      .001      (.007)
 Unit Value at beginning of year...     1.059      1.001
 Net realized and unrealized gains
   (losses)........................      .129       .065
                                      -------    -------
 Unit Value at end of year.........   $ 1.189    $ 1.059
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .13    $   .06
 Ratio of operating expenses to
   average net assets*.............      1.95%      1.95%
 Ratio of net investment income to
   average net assets*.............       .91%      (.88)%
 Number of units outstanding at end
   of year (thousands).............        --         --
 Portfolio turnover rate...........        77%       127%
 Average commission rate paid ++...        --         --


 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner and were not recorded in the financial statements of Account TAS, or by contractual surrender to the extent allowed under federal tax law.
 + On May 1, 1990, TIMCO replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TAS.
 ++ The average commission rate paid is required for funds that have over 10% in equities for which commissions are paid. This information is required for Funds with fiscal year ends on or after September 30, 1996.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

    PER UNIT DATA FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR



The following information on per unit data has been audited by Coopers & Lybrand L.L.P., independent accountants. Their reports on the per unit data for each of the five years in the period ended December 31, 1997 is contained in the Account TB Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.


                                       1997       1996       1995       1994       1993       1992       1991      1990+
--------------------------------------------------------------------------------------------------------------------------

SELECTED PER UNIT DATA
 Total investment income...........   $  .025    $  .033    $  .071    $  .007    $  .054    $  .051    $  .052    $  .072
 Operating expenses................      .011       .015**     .031**     .006**     .036**     .032**     .031**     .018**
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Net investment income.............      .014       .018       .040       .001       .018       .019       .021       .054
 Unit Value at beginning of year...     1.232      1.383      1.215      1.234      1.132      1.087       .994      1.036
 Net realized and change in
   unrealized gains (losses).......      .027      (.169)      .128      (.020)      .084       .026       .072      (.096)
                                      -------    -------    -------    -------    -------    -------    -------    -------
 Unit Value at end of year.........   $ 1.273    $ 1.232    $ 1.383    $ 1.215    $ 1.234    $ 1.132    $ 1.087    $  .994
                                      =======    =======    =======    =======    =======    =======    =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $   .04    $  (.15)   $   .17    $  (.02)   $   .10    $   .05    $   .09    $  (.04)
 Ratio of operating expenses to
   average net assets*.............      3.00%**     3.00%**     3.00%**     3.00%**     3.00%**     2.99%**     3.00%**     2.58%**
 Ratio of net investment income to
   average net assets*.............      3.64%      3.48%      3.98%      1.02%      1.48%      1.71%      3.07%      3.88%
 Number of units outstanding at end
   of year (thousands).............        --         --     11,466         --     20,207     21,868     19,521     14,115
 Portfolio turnover rate...........       129%       153%       117%        --        190%       505%       627%       370%

--------------------------------------------------------------------------------------------------------------------------
SELECTED PER UNIT DATA
 Total investment income...........   $  .147    $  .141
 Operating expenses................      .023       .022
                                      -------    -------
 Net investment income.............      .124       .119
 Unit Value at beginning of year...     1.114      1.000
 Net realized and change in
   unrealized gains (losses).......     (.202)     (.005)
                                      -------    -------
 Unit Value at end of year.........   $ 1.036    $ 1.114
                                      =======    =======
SIGNIFICANT RATIOS AND ADDITIONAL
 DATA
 Net increase (decrease) in unit
   value...........................   $  (.08)   $   .11
 Ratio of operating expenses to
   average net assets*.............      2.02%      2.04%
 Ratio of net investment income to
   average net assets*.............     11.15%     11.12%
 Number of units outstanding at end
   of year (thousands).............       660        830
 Portfolio turnover rate...........        10%        26%


 * Annualized

** Effective May 1, 1990, market timing fees are included in operating expenses.
   Prior to May 1, 1990, market timing fee payments were made by separate check from a contract owner, and were not recorded in the financial statements of Account TB, or by contractual surrender to the extent allowed under federal tax law.

 + On May 1, 1990, TAMIC replaced Keystone Custodian Funds, Inc. as the investment adviser for Account TB.

                                   APPENDIX C

--------------------------------------------------------------------------------

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


     Description of The Travelers Insurance Company and The Separate Accounts

        The Insurance Company
        The Separate Accounts
     Investment Restrictions
        The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Timed Growth and Income Stock Account for Variable
Annuities
        The Travelers Timed Aggressive Stock Account for Variable Annuities The Travelers Quality Bond Account for Variable Annuities
        The Travelers Timed Bond Account for Variable Annuities
        The Travelers Money Market Account for Variable Annuities
        The Travelers Timed Short-Term Bond Account for Variable Annuities Description of Certain Types of Investments and Investment Techniques
      Available to the Separate Accounts
        Writing Covered Call Options
        Buying Put and Call Options
        Futures Contracts
        Money Market Instruments
     Investment Management and Advisory Services

        Advisory and Subadvisory Fees

        TIMCO
        TAMIC

     Valuation of Assets

     Net Investment Factor

     Federal Tax Considerations

     Performance Data
        Yield Quotations of Account MM
        Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS,
         TSB, TAS, TB and Fund U
     The Board of Managers
     Distribution and Management Services
     Securities Custodian
     Independent Accountants
     Financial Statements

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998 (FORM NO. L-11165S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-5030.


     Name:

     Address:

                        THE TRAVELERS UNIVERSAL ANNUITY

                              INDIVIDUAL AND GROUP
                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

L-11165  Printed in U.S.A.
         TIC Ed. 5-98

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               UNIVERSAL ANNUITY

                STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 1998

      THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
           THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
      THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
            THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES
                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES

                           VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                        THE TRAVELERS INSURANCE COMPANY

           This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 1998. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford, Connecticut 06183- 5030, or by calling 1-800-842-9368. This Statement of Additional Information should be read in conjunction with the accompanying 1997 Annual Report for the Separate Accounts.

                               TABLE OF CONTENTS

                                                                                             PAGE
DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY AND THE SEPARATE ACCOUNTS  . . . . . . . . .     1
   The Insurance Company. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
   The Separate Accounts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
   The Travelers Growth and Income Stock Account for Variable Annuities . . . . . . . . . .     2
   The Travelers Timed Growth and Income Stock Account for Variable Annuities . . . . . . .     2
   The Travelers Timed Aggressive Stock Account for Variable Annuities. . . . . . . . . . .     3
   The Travelers Quality Bond Account for Variable Annuities. . . . . . . . . . . . . . . .     4
   The Travelers Timed Bond Account for Variable Annuities. . . . . . . . . . . . . . . . .     6
   The Travelers Money Market Account for Variable Annuities. . . . . . . . . . . . . . . .     7
   The Travelers Timed Short-Term Bond Account for Variable Annuities . . . . . . . . . . .     8
DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
AVAILABLE TO THE SEPARATE ACCOUNTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
   WRITING COVERED CALL OPTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
   BUYING PUT AND CALL OPTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    10
   FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
   MONEY MARKET INSTRUMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
INVESTMENT MANAGEMENT AND ADVISORY SERVICES . . . . . . . . . . . . . . . . . . . . . . . .    16
   Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
   TIMCO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
   TAMIC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
NET INVESTMENT FACTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
FEDERAL TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
   Yield Quotations of Account MM . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
   Average Annual Total Return Quotations of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and
    Fund U. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    25
THE BOARD OF MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
DISTRIBUTION AND MANAGEMENT SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
SECURITIES CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   F-1

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                           AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

           The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is a wholly owned subsidiary of The Travelers Insurance Group, Inc., a holding company which is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

           The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

           Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorize the Connecticut Insurance Commissioner to adopt regulations under it. The Section contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts.


It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (calle "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                            INVESTMENT RESTRICTIONS

           The Separate Accounts described below each have different investment objectives and policies, as discussed in the Prospectus under "The Managed Separate Accounts." Each Managed Separate Account has certain fundamental investment restrictions which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act. Additionally, in accomplishing their respective investment objectives, each Account uses certain types of investments and investment techniques which are discussed under "Description of Certain Types of Investments and Investment Techniques Available to the Separate Accounts."

           The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           The investment restrictions for Accounts GIS and TGIS, as set forth below, are identical, except where indicated. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS or Account TGIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

           1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

           2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, or 10% of the value of the assets of Account TGIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

           3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

           4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

           5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

           6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

           7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

           8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

           9.   Senior securities will not be issued.

           10.  Short sales of securities will not be made.

           11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

           12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

           13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

           Changes in the investments of Accounts GIS and TGIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Accounts GIS and TGIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

           The assets of Accounts GIS and TGIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER




           Although Accounts GIS and TGIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Accounts GIS and TGIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio turnover will be higher than normal since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account GIS for the years ended December 31, 1995, 1996 and 1997 was 96%, 85% and 64%, respectively. The portfolio turnover rate for Account TGIS for the years ended December 31, 1995, 1996 and 1997 was 79%, 81% and 63%, respectively.


THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TAS, as defined in the 1940 Act. Account TAS may not:

           1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

           2. invest in more than 10% of any class of securities of any one issuer;

           3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

           4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a borrowing may not exceed one-third of the value of its net assets, including the amount borrowed; Account TAS has no intention of attempting to increase its net income by means of borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

           5. underwrite securities, except that Account TAS may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Account may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

           6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

           7.   invest for the primary purpose of control or management;

           8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

           9. make loans, except that Account TAS may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker- dealers; all such investments must be consistent with the Account's investment objective and policies;

           10. invest more than 25% of its total assets in the securities of issuers in any single industry;

           11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company;

           12. invest in interests in oil, gas or other mineral exploration or development programs; or

           13. invest more than 5% of its net assets in warrants, valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of The Travelers Investment Management Company ("TIMCO") have a substantial interest.

           Account TAS may make investments in an amount of up to 10% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when Account TAS sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. Account TAS will not bear the expense of such registration. Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration. In determining securities subject to the 10% limitation, Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER

           Although Account TAS intends to invest in securities selected primarily for prospective capital growth and does not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy, and will normally increase Account TAS's brokerage costs. While there is no restriction on portfolio turnover, Account TAS's portfolio turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for the years ended December 31, 1995, 1996 and 1997 was 113%, 98% and 92%, respectively.


THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act.
Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

           1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

           2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

           3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

           4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

           5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

           6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

           7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

           8. Not more than 10% of the voting securities of any one issuer will be acquired.

           9.   Senior securities will not be issued.

           10.  Short sales of securities will not be made.

           11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

           12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

           13. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

           The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

           Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 1995, 1996 and 1997 was 138%, 176% and 196%, respectively.

THE TRAVELERS TIMED BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TB, as defined in the 1940 Act. Account TB may not:

           1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (exclusive of securities of the United States Government, its agencies or instrumentalities, for which there is no limit);

           2. invest in more than 10% of any class of securities of any one issuer;

           3. invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

           4. borrow money, except to facilitate redemptions or for emergency or extraordinary purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding according to the 1940 Act, a borrowing may not exceed one-third of the value of the net assets, including the amount borrowed; Account TB has no intention of attempting to increase its net income by borrowing and all borrowings will be repaid before additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets computed at cost;

           5. underwrite securities, except that Account TB may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities Account TB may be deemed to be an underwriter, as defined in the 1933 Act;

           6. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transactions and borrowing costs and for hedging purposes as discussed above;

           7.   invest for the primary purpose of control or management;

           8. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

           9. make loans, except that Account TB may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to brokers-dealers; all such investments must be consistent with the investment objective and policies;

           10. invest more than 25% of its total assets in the securities of issuers in any single industry (exclusive of securities of the United States government, its agencies or instrumentalities, for which there is no limit); or

           11. purchase the securities of any other investment company, except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company. When consistent with its investment objectives, Account TB may purchase securities of brokers, dealers, underwriters or investment advisers. Account TB is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of Travelers Asset Management International Corporation ("TAMIC") have a substantial interest.

PORTFOLIO TURNOVER

           Brokerage costs associated with debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TB's turnover rate may be high since the Account is being timed by third party investment advisory services. The portfolio turnover rate for Account TB for the years ended December 31, 1995, 1996 and 1997 was 117%, 153% and 129%, respectively.



THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

           1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

           2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;


           3. acquire more than 10% of the outstanding securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

           4. invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;


           5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

           6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

           7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

           8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin;
                (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

           9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

           10.  issue senior securities.

PORTFOLIO TURNOVER

           A portfolio turnover rate is not applicable to Account MM which invests only in money market instruments.

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES

INVESTMENT RESTRICTIONS

           In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account TSB operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account TSB, as defined in the 1940 Act. Account TSB may not:

           1. purchase any security which has a maturity date more than three years from the date such security was purchased;

           2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

           3. invest more than 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

           4. acquire more than 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

           5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

           6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

           7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

           8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities;

           9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

           10.  issue senior securities.

PORTFOLIO TURNOVER

           Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account TSB to the same extent as high turnover in a separate account which invests primarily in common stock. While there is no restriction on portfolio turnover, Account TSB's turnover rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.

           DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT
                 TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING COVERED CALL OPTIONS

           Accounts GIS, TGIS, TAS and TB may write covered call options on portfolio securities for which call options are available and which are listed on a national securities exchange. These call options generally will be short-term contracts with a duration of nine months or less.

           The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

           The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

           The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

           In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

           A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

           If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS

           Accounts GIS, TGIS and TAS may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve contract owners' capital when market conditions warrant. The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

           The Accounts will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

           The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

           Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

FUTURES CONTRACTS

STOCK INDEX FUTURES

           Accounts GIS, TGIS and TAS will invest in stock index futures. A stock index futures contract provides for one party to take and the other to make delivery of an amount of cash over the hedging period equal to a specified amount times the difference between a stock index value at the close of the last trading day of the contract or the selling price and the price at which the futures contract is originally struck. The stock index assigns relative values to the common stocks included in the index and reflects overall price trends in the designated market for equity securities. Therefore, price changes in a stock index futures contract reflect changes in the specified index of equity securities on which the futures contract is based. Stock index futures may also be used, to a limited extent, to hedge specific common stocks with respect to market (systematic) risk (involving the market's assessment of overall economic prospects) as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Accounts may seek to protect the value of their equity securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Accounts can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. None of the Accounts will be a hedging fund; however, to the extent that any hedging strategies actually employed are successful, the Accounts will be affected to a lesser degree by adverse overall market price movements unrelated to the merits of specific portfolio equity securities than would otherwise be the case. Gains and losses on futures contracts employed as hedges for specific securities will normally be offset by losses or gains, respectively, on the hedged security.

INTEREST RATE FUTURES

           Accounts TGIS, TAS, QB and TB may purchase and sell futures contracts on debt securities ("interest rate futures") to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of an Account's debt securities. An interest rate futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of debt securities having a standardized face value and rate of return.

           By purchasing interest rate futures (assuming a "long" position) the Accounts will be legally obligated to accept the future delivery of the underlying security and pay the agreed price. This would be done, for example, when the Account intends to purchase particular debt securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the debt securities should occur (with its concurrent reduction in yield), the increased cost of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the securities purchase.

           By selling interest rate futures held by it, or interest rate futures having characteristics similar to those held by it (assuming a "short" position), the Account will be legally obligated to make the future delivery of the security against payment of the agreed price. Such a position seeks to hedge against an anticipated rise in interest rates that would adversely affect the value of the Account's portfolio debt securities.

           Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Board of Managers to reflect the fair value of the contract, in which case the positions will be valued at fair value determined in good faith by or under the direction of the Board of Managers.





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

           Hedging by use of interest rate futures seeks to establish, with more certainty than would otherwise be possible, the effective rate of return on portfolio securities. When hedging is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.

FUTURES MARKETS AND REGULATIONS

           When a futures contract is purchased, the Accounts will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. The Accounts will incur brokerage fees in connection with their futures transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

           Positions taken in the futures markets are not normally held to maturity, but instead are liquidated through offsetting transactions which may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or interest rate futures contract and the same delivery date. If the offsetting purchase price is less than the original sale price, the Accounts realize a gain; if it is more, the Accounts realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Accounts realize a gain; if less, a loss. While futures positions taken by the Accounts will usually be liquidated in this manner, the Accounts may instead make or take delivery of the underlying securities whenever it appears economically advantageous for them to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Accounts will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

           A clearing corporation associated with the exchange on which futures are traded guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

           All stock index and interest rate futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). Stock index futures are currently traded on the New York Futures Exchange and the Chicago Mercantile Exchange. Interest rate futures are actively traded on the Chicago Board of Trade and the International Monetary Market at the Chicago Mercantile Exchange.

           The investment advisers do not believe any of the Accounts to be a "commodity pool" as defined under the Commodity Exchange Act. The Accounts will only enter into futures contracts for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and interpretations, and subject to the requirements of the Securities and Exchange Commission. The Accounts will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of their individual assets, after taking into account unrealized profits and unrealized losses on any such contracts which they have entered into. The Accounts will further seek to assure that fluctuations in the price of any futures contracts that they use for hedging purposes will be substantially related to fluctuations in the price of the securities which they hold or which they expect to purchase, although there can be no assurance that the expected result will be achieved.

           As evidence of its hedging intent, Account GIS expects that on seventy-five percent (75%) or more of the occasions on which it purchases a long futures contract, it will effect the purchase of securities in the cash market or take delivery at the close of a futures position. In particular cases, however, when it is economically advantageous, a long futures position may be terminated without the corresponding purchase of securities.

SPECIAL RISKS

           While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Accounts may benefit from the use of such futures, unanticipated changes in stock price movements or interest rates may result in a poorer overall performance for the Account than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Accounts may be exposed to risk of loss. The investment advisers will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in their judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged.

           In addition to the possibility that there may be a less than perfect correlation between movements in the futures contracts and securities in the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security due to certain market distortions. First, rather than meeting variation margin deposit requirements should a futures contract value move adversely, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, since margin requirements in the futures market are less onerous than in the securities market, the futures market may attract more speculators than the securities market. Increased participation by speculators may cause temporary price distortions. Due to the possibility of such price distortion, and also because of the imperfect correlation discussed above, even a correct forecast of general market trends by the investment advisers may not result in a successful hedging transaction in the futures market over a short time period. However, as is noted above, the use of financial futures by the Accounts is intended primarily to limit transaction and borrowing costs. At no time will the Accounts use financial futures for speculative purposes.

           Successful use of futures contracts for hedging purposes is also subject to the investment advisers' ability to predict correctly movements in the direction of the market. However, the investment advisers believe that over time the value of the Accounts' portfolios will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged.

MONEY MARKET INSTRUMENTS

           Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT

           Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

           Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

           The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks. Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES

           Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Accounts MM or TSB must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS

           Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

           The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

MASTER DEMAND NOTES

           Master demand notes are unsecured obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the lender (issuer) and the borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. An Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Notes purchased by a separate account must permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice) or to resell the note at any time to a third party. Master demand notes may have maturities of more than one year, provided they specify that (i) the account be entitled to payment of principal and accrued interest upon not more than seven days notice, and (ii) the rate of interest on such notes be adjusted automatically at periodic intervals which normally will not exceed 31 days, but which may extend up to one year. Because these types of notes are direct lending arrangements between the lender and the borrower, such instruments are not normally traded, and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the right to redeem is dependent upon the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the investment adviser considers earning power, cash flow, and other liquidity ratios of the borrower to pay principal and interest on demand. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a separate account may invest in them only if at the time of an investment the issuer meets the criteria set forth above for commercial paper. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

UNITED STATES GOVERNMENT SECURITIES

           Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

           Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks,

Federal Land Banks, Maritime Administration, The Tennessee Valley
Authority, District of Columbia Armory Board and Federal National Mortgage Association.

           Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan
Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS

           Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

           In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Portfolio is required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

           As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Portfolio would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

FOREIGN BANK OBLIGATIONS

           Accounts MM and TSB may invest in obligations of foreign branches of U.S. banks or U.S. branches of foreign banks. The obligations of foreign branches of United States banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). In addition, evidences of ownership of such securities may be held outside the United States and Accounts MM and TSB may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

           Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a United States branch of a foreign bank than about a domestic bank.

                  INVESTMENT MANAGEMENT AND ADVISORY SERVICES

           The investments and administration of the separate accounts are under the direction of the Board of Managers. The Travelers Investment Management Company (TIMCO) furnishes investment management and advisory services to Accounts TGIS, TSB and TAS according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account TGIS and TIMCO and Account TSB and TIMCO, were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account GIS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1994 by virtue of contract owner approval at a meeting held on April 22, 1994. The Investment Advisory Agreement between Account TAS and TIMCO was approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993, and amended effective May 1, 1996 by virtue of contract owner approval at a meeting held on April 19, 1996.


           Travelers Asset Management International Corporation (TAMIC) furnishes investment management and advisory services to Accounts GIS, QB, MM and TB according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC, Account MM and TAMIC, and Account TB and TAMIC, were each approved by a vote of variable annuity contract owners at their meeting held on April 23, 1993. The agreement between Account GIS and TAMIC was approved by a vote of the variable annuity contract owners at their meeting held on April 27, 1998.

           The agreements between Accounts TGIS, TSB and TAS and TIMCO, and the agreements between Accounts GIS, QB, MM and TB and TAMIC, will all continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

           1. provides that for investment management and advisory services, the Company will pay to TIMCO and TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TIMCO and TAMIC act as investment advisers (see "Advisory Fees" in the prospectus);

           2. may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

           3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

           4.   will automatically terminate upon assignment.

ADVISORY FEES

           The advisory fee for each Separate Account is described in the prospectus.

           The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

                             ACCOUNT GIS            ACCOUNT TSB            ACCOUNT TGIS           ACCOUNT TAS
                             -----------            -----------            ------------           -----------
             1995            $  1,700,124           $     444,144          $    479,029           $    215,616
             1996            $  2,079,020           $     267,590          $    596,659           $    259,403
             1997            $  2,723,508           $     248,469          $    631,320           $    281,157

           The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

                             ACCOUNT QB               ACCOUNT MM                ACCOUNT TB
             1995            $    547,715             $    254,985              $    62,947
             1996            $    576,329             $    253,092              $    26,799
             1997            $    529,458             $    290,557              $    10,088


                                     TIMCO

           Investment decisions for Accounts TGIS, TSB and TAS will be made independently from each other and from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.


BROKERAGE

           Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms which provide brokerage and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Accounts TGIS, TSB and TAS, and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

           Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Accounts TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

           The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.


           The total brokerage commissions paid by Account GIS for the fiscal years ended December 31, 1995, 1996 and 1997 were $866,658, $890,690 and
$818,411, respectively. For the fiscal year ended December 31, 1997, portfolio transactions in the amount of $600,869,008 were directed to certain brokers because of research services, of which $677,205 paid in commissions with respect to these transactions. Commissions in the amount of $71,521 and $22,730 were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 8.7% and 2.8% of Account GIS's aggregate brokerage commissions paid to such brokers during 1997. The percentage of the Account GIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was 9.8% and 2.5% respectively.

           The total brokerage commissions paid by Account TGIS for the fiscal years ended December 31, 1995, 1996 and 1997 were $260,684, $307,174 and
$235,144, respectively. For the fiscal year ended December 31, 1997, portfolio transactions in the amount of $147,832,519 were directed to certain brokers because of research services, of which $169,825 was paid in commissions with respect to these transactions. Commissions in the amount of $18,386 and $6,263 were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 7.8% and 2.7% of Account TGIS's aggregate brokerage commissions paid to such brokers during 1997. The percentage of the Account TGIS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was 8.8% and 2.4% respectively.

           The total brokerage commissions paid by Account TAS for the fiscal years ended December 31, 1995, 1996 and 1997 were $247,733, $263,570 and
$168,647, respectively. For the fiscal year ended December 31, 1997, portfolio transactions in the amount of $89,497,195 were directed to certain brokers because of research services, of which $133,340 was paid in commissions with respect to these transactions. Commissions in the amount of $4,244 and $3,320 were paid to Smith Barney Inc. and The Robinson Humphrey Company, Inc., respectively, both affiliates of TIMCO, which equals, for each, 2.5% and 2.0% of Account TAS's aggregate brokerage commissions paid to such brokers during 1997. The percentage of the Account TAS's aggregate dollar amount of transactions involving the payment of commissions effected through Smith Barney and Robinson Humphrey was 2.4% and 1.3%, respectively.


           No formulas were used in placing portfolio transactions with brokers which provided research services, and no specific amount of transactions was allocated for research services.

                                     TAMIC

           Investment advice and management for TAMIC's clients (Accounts GIS, QB, MM and TB) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS, QB, MM or TB may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts QB, MM or TB are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.

BROKERAGE

           Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Accounts QB and TB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Accounts QB and TB and other clients of TAMIC who may indirectly benefit from the availability of such information. Similarly, Accounts QB and TB may indirectly benefit from information made available as a result of transactions for such clients.

           Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts GIS, QB and TB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Accounts QB and TB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

           TAMIC may follow a policy of considering the sale of units of Account QB and TB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

           The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.


           The total brokerage commissions paid by Account QB for the fiscal years ended December 31, 1995, 1996 and 1997 were $549,540, $745,209 and $0, respectively. For the fiscal year ended December 31, 1997, no portfolio transactions were directed to certain brokers because of research services. No commissions were paid to broker dealers affiliated with TAMIC.

           The total brokerage commissions paid by Account TB for the fiscal years ended December 31, 1995, 1996 and 1997 were $65,596, $75,437 and $0, respectively. For the fiscal year ended December 31, 1997, no portfolio transactions were directed to certain brokers because of research services.


PORTFOLIO TRANSACTIONS

           Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.

                              VALUATION OF ASSETS

           The value of the assets of each funding option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

           When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are value by management at prices which it deems in good faith to be fair.

           Short term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                             NET INVESTMENT FACTOR

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the immediately preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

           (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

           (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

           (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB, TAS and TB, LESS the applicable deduction for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

            The net investment factor may be more or less than one.

ACCUMULATION UNIT VALUE. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the business day just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. An Annuity Unit Value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

           The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

           Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

           Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

           If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

           Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

           The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

           To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

           The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

           Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

           Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

           Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


QUALIFIED PENSION AND PROFIT-SHARING PLANS

           Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

           Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

           The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

           A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1998, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,200 or less per year, will generally be exempt from periodic withholding.


           Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

           Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                                PERFORMANCE DATA

YIELD QUOTATIONS OF ACCOUNT MM

           Yield quotations of Account MM are calculated using the base period return for a seven-day period. The base period return is calculated using a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the period; base period return per accumulation unit is equal to accrued interest on portfolio securities plus or minus amortized purchase discount or premium less all accrued expenses for investment advisory fees and mortality and expense guarantees, and less a pro rata portion of the contract administrative charge (calculated in the manner described under "Average Annual Total Return" below), divided by the accumulation unit value at the beginning of the period. Realized capital gains or losses and unrealized appreciation or depreciation of the portfolio are not included in the base period return, but are included in accumulation unit values.


           Current yield is equal to the base period return multiplied by 365, and the result divided by 7. The current yield for Account MM for the seven-day period ended December 31, 1997 was 3.90%.

           Effective yield, which includes the effects of compounding, is equal to the sum of 1 plus the base period return, raised to a power equal to 365 divided by 7, minus 1. The effective yield for Account MM for the seven-day period ended December 31, 1997 was 3.97%.

           These quotations do not reflect a deduction for any applicable surrender charge. If the surrender charge was included, yield and effective yield would be reduced.

                            PERFORMANCE INFORMATION

           From time to time, the Company may advertise several types of historical performance for Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and the Funding Options of Fund U.

           STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to an Account or Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for contracts sold (or anticipated to be sold) under the Prospectus to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time. For Accounts TGIS, TSB, TAS and TB, market timing fees are included in expenses in the calculation of performance for periods on or after May 1, 1990, the date on which the market timing fee became a charge against the daily assets of the timed accounts. The performance for periods prior to May 1, 1990 does not reflect the deduction of the market timing fee.


           NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

           TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS. Because Accounts TGIS, TSB, TAS and TB are primarily available to Contract Owners who have entered into third party market timing services agreements, the Accounts may experience wide fluctuations in assets over a given time period. Consequently, performance data computed according to both the standardized and nonstandardized methods for Accounts TGIS, TSB, TAS and TB may not always be useful in evaluating the performance of these Accounts. In addition, performance data for Accounts TGIS, TSB, TAS and TB alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

           For funding options that were in existence before they became available under Fund U, the standardized average total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held available under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

           GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.


           Average annual total returns of each managed Separate Account computed according to the standardized and non-standardized methods for the periods ended December 31, 1997 are set forth in the following tables.

           Average annual total returns for each of the Funding Options (excluding Money Market Portfolio) computed according to the standardized and nonstandardized methods for the period ending December 31, 1997 are set forth in the following tables.

                                                                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                                                                         (taking into account all charges and fees)


---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                                     SUBACCOUNT        1 YEAR             5 YEAR             10 YEAR
                                                            INCEPTION
                                                            DATE (4)
=================================================================================================================================
Account GIS                                                   5/83            26.34%             17.33%              15.01%
---------------------------------------------------------------------------------------------------------------------------------
Account QB                                                    5/83             1.43%              4.83%               6.89%
---------------------------------------------------------------------------------------------------------------------------------
Account MM                                                    5/83            -1.05%              2.25%               4.22%
---------------------------------------------------------------------------------------------------------------------------------
Account TGIS                                                 12/87            24.62%             15.00%              13.14%
---------------------------------------------------------------------------------------------------------------------------------
Account TSB(1)                                               11/87            -2.34%              0.77%               3.12%
---------------------------------------------------------------------------------------------------------------------------------
Account TAS                                                  11/87            24.01%             15.03%              12.54%
---------------------------------------------------------------------------------------------------------------------------------
Account TB                                                   11/87            -1.81%              1.21%               2.11%
---------------------------------------------------------------------------------------------------------------------------------
FUND U
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                  5/16/83            19.41%             17.03%              14.71%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                   1/24/92            26.14%             17.44%              14.90% *
---------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust                                      5/16/83             9.96%              9.64%               8.63%
---------------------------------------------------------------------------------------------------------------------------------
Managed Assets Trust                                       5/16/83            14.64%             11.10%              11.38%
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds (CHART fee included)
---------------------------------------------------------------------------------------------------------------------------------
     Core Equity Fund                                       5/1/93            23.53%             15.50% *              ---
---------------------------------------------------------------------------------------------------------------------------------
     Emerging Opportunities Fund                            5/1/93            -0.77%              7.37% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     Global High Yield Bond Fund                            5/1/93            -1.64%              1.20% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     Intermediate-Term Bond Fund                            5/1/93            -0.28%              2.07% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     International Equity Fund                              5/1/93            -2.72%              8.12% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     Long-Term Bond Fund                                    5/1/93             4.15%              4.27% *              ---
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds (no CHART fee included)
---------------------------------------------------------------------------------------------------------------------------------
     Core Equity Fund                                       5/1/93            24.91%             16.87% *              ---
---------------------------------------------------------------------------------------------------------------------------------
     Emerging Opportunities Fund                            5/1/93             0.44%              8.69% *              ---
---------------------------------------------------------------------------------------------------------------------------------
     Global High Yield Bond Fund                            5/1/93            -0.35%              2.48% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     Intermediate-Term Bond Fund                            5/1/93             1.02%              3.35% *              ---
---------------------------------------------------------------------------------------------------------------------------------
     International Equity Fund                              5/1/93            -1.39%              9.47% *               ---
---------------------------------------------------------------------------------------------------------------------------------
     Long-Term Bond Fund                                    5/1/93             5.50%              5.57% *              ---
---------------------------------------------------------------------------------------------------------------------------------
Delaware Group Premium Fund Inc.:
---------------------------------------------------------------------------------------------------------------------------------
     REIT Series                                            5/1/98              ---                 ---                ---
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund :
---------------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                         5/1/98              ---                 ---                ---
---------------------------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                    5/1/98              ---                 ---                ---
---------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Fund:
---------------------------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                                  7/93            21.35%             18.18% *              ---
---------------------------------------------------------------------------------------------------------------------------------
     Growth Portfolio                                      1/24/92            16.78%             15.73%              13.91% *
---------------------------------------------------------------------------------------------------------------------------------
     High Income Portfolio                                 1/24/92            11.05%             11.64%              13.01% *
---------------------------------------------------------------------------------------------------------------------------------

                                                                               NONSTANDARDIZED TOTAL RETURNS
                                                                     (taking into account all charges and fees except
                                                               deferred sales charges and contract administrative charge)

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVE                                    FUND        1 YEAR             3 YEAR           5 YEAR         10 YEAR
                                                       INCEPTION
                                                        DATE (5)
====================================================================================================================================
Account GIS                                               5/83          31.52%             29.31%           18.11%         15.30%
------------------------------------------------------------------------------------------------------------------------------------
Account QB                                                5/83           6.58%              8.05%            5.88%          7.17%
------------------------------------------------------------------------------------------------------------------------------------
Account MM                                                5/83           4.10%              4.16%            3.38%          4.50%
------------------------------------------------------------------------------------------------------------------------------------
Account TGIS                                              1/88          29.69%             27.63%           15.80%         13.44%
------------------------------------------------------------------------------------------------------------------------------------
Account TSB(1)                                           11/87           2.81%              2.68%            1.95%          3.39%
------------------------------------------------------------------------------------------------------------------------------------
Account TAS                                              11/87          29.19%             25.71%           15.85%         12.84%
------------------------------------------------------------------------------------------------------------------------------------
Account TB                                               11/87           3.34%              1.56%            2.37%          2.38%
------------------------------------------------------------------------------------------------------------------------------------
FUND U
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                              5/16/83          24.58%             28.55%           17.81%         15.01%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                               1/24/92          31.32%             29.00%           18.22%         14.41% *
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust                                  5/16/83          15.12%             14.60%           10.56%          8.92%
------------------------------------------------------------------------------------------------------------------------------------
Managed Assets Trust                                   5/16/83          19.81%             19.11%           11.99%         11.67%
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds (CHART fee included)
------------------------------------------------------------------------------------------------------------------------------------
     Core Equity Fund                                   5/1/93          28.71%             27.83%           16.38% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Emerging Opportunities Fund                        5/1/93           4.38%              8.32%            8.41% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Global High Yield Bond Fund                        5/1/93           3.51%              4.25%            2.43% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Intermediate-Term Bond Fund                        5/1/93           4.87%              6.04%            3.27% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     International Equity Fund                          5/1/93           2.43%             12.21%            9.14% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Long-Term Bond Fund                                5/1/93           9.31%              8.85%            5.40% *         ---
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Funds (no CHART fee included)
------------------------------------------------------------------------------------------------------------------------------------
     Core Equity Fund                                   5/1/93          30.09%             29.37%           17.72% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Emerging Opportunities Fund                        5/1/93           5.59%              9.67%            9.70% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Global High Yield Bond Fund                        5/1/93           4.80%              5.55%            3.67% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Intermediate-Term Bond Fund                        5/1/93           6.17%              7.37%            4.51% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     International Equity Fund                          5/1/93           3.76%             13.65%           10.46% *         ---
------------------------------------------------------------------------------------------------------------------------------------
     Long-Term Bond Fund                                5/1/93          10.66%             10.21%            6.66% *         ---
------------------------------------------------------------------------------------------------------------------------------------
Delaware Group Premium Fund Inc.:
------------------------------------------------------------------------------------------------------------------------------------
     REIT Series                                                         ---                ---               ---            ---
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund :
------------------------------------------------------------------------------------------------------------------------------------
     Capital Appreciation Portfolio                                      ---                ---               ---            ---
------------------------------------------------------------------------------------------------------------------------------------
     Small Cap Portfolio                                                 ---                ---               ---            ---
------------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Fund:
------------------------------------------------------------------------------------------------------------------------------------
     Equity Income Portfolio                             10/86          26.52%             23.96%           18.66%         15.27%
------------------------------------------------------------------------------------------------------------------------------------
     Growth Portfolio                                    10/86          21.95%             22.69%           16.54%         15.74% *
------------------------------------------------------------------------------------------------------------------------------------
     High Income Portfolio                                9/85          16.21%             15.95%           12.52%         11.41% *
------------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Fund II:
-------------------------------------------------------------------------------------------------------------------------------
     Asset Manager Portfolio                                1/24/92            13.99%             10.64%              10.98% *
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.:
-------------------------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund                5/1/98              ---                ---                ---
-------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund
-------------------------------------------------------------------------------------------------------------------------------
     Templeton Asset Allocation Fund                        1/24/92             8.93%             13.26%              12.48% *
-------------------------------------------------------------------------------------------------------------------------------
     Templeton Bond Fund                                    1/24/92            -3.91%              4.05%               4.39% *
-------------------------------------------------------------------------------------------------------------------------------
     Templeton Stock Fund                                   1/24/92             5.33%             15.31%              13.47% *
-------------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc.:
-------------------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                              2/13/95            22.29%             27.87% *             ---
-------------------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                             2/13/95            14.52%             17.01% *             ---
-------------------------------------------------------------------------------------------------------------------------------
     Putnam Diversified Income Portfolio                    2/13/95             1.20%              7.34% *             ---
-------------------------------------------------------------------------------------------------------------------------------
     Smith Barney High Income Portfolio                     2/13/95             7.28%             11.12% *             ---
-------------------------------------------------------------------------------------------------------------------------------
     Smith Barney International Equity Portfolio            2/13/95            -3.80%              9.02% *             ---
-------------------------------------------------------------------------------------------------------------------------------
     Smith Barney Large Cap Value Portfolio                 2/13/95            19.89%             22.26% *             ---
-------------------------------------------------------------------------------------------------------------------------------
Travelers Series Trust :
-------------------------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                              5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio                     5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                   5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                            5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     MFS Research Portfolio                                  5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     Social Awareness Stock Portfolio                        5/1/92            20.53%             14.07%               ---
-------------------------------------------------------------------------------------------------------------------------------
     Strategic Stock Portfolio                               5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------
     U.S. Government Securities Portfolio                   1/24/92             6.08%              5.63%               ---
-------------------------------------------------------------------------------------------------------------------------------
     Utilities Portfolio                                       2/94            18.56%             13.21%               ---
-------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust
-------------------------------------------------------------------------------------------------------------------------------
     Warburg Pincus Emerging Markets Portfolio               5/1/98             ---                 ---                ---
-------------------------------------------------------------------------------------------------------------------------------

Fidelity's Variable Insurance Products Fund II:
-----------------------------------------------------------------------------------------------------------------------------------
     Asset Manager Portfolio                                 9/89          19.15%          15.92%          11.55%         11.33% *
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Fund Inc.:
-----------------------------------------------------------------------------------------------------------------------------------
     Salomon Brothers Variable Investors Fund              1/2/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund
-----------------------------------------------------------------------------------------------------------------------------------
     Templeton Asset Allocation Fund                         8/88          14.09%          17.47%          14.11%         11.26% *
-----------------------------------------------------------------------------------------------------------------------------------
     Templeton Bond Fund                                     8/88           1.23%           7.49%           5.13%          6.07% *
-----------------------------------------------------------------------------------------------------------------------------------
     Templeton Stock Fund                                    8/88          10.49%          18.22%          16.13%         11.91% *
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Series Fund, Inc.:
-----------------------------------------------------------------------------------------------------------------------------------
     Alliance Growth Portfolio                            6/20/94          27.47%          29.43%          26.10% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
     MFS Total Return Portfolio                           6/20/94          19.69%          18.86%          15.08% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
     Putnam Diversified Income Portfolio                  6/20/94           6.36%           9.64%           8.37% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
     Smith Barney High Income Portfolio                   6/20/94          12.44%          13.54%          10.99% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
     Smith Barney International Equity Portfolio          6/20/94           1.35%           8.96%           6.15% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
     Smith Barney Large Cap Value Portfolio               6/20/94          25.07%          24.81%          20.05% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Series Trust :
-----------------------------------------------------------------------------------------------------------------------------------
     Convertible Bond Portfolio                            5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     Disciplined Mid Cap Stock Portfolio                   5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     Disciplined Small Cap Stock Portfolio                 5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     MFS Mid Cap Growth Portfolio                          5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     MFS Research Portfolio                                5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     Social Awareness Stock Portfolio                      5/1/92          25.70%          25.19%          14.91%         14.69% *
-----------------------------------------------------------------------------------------------------------------------------------
     Strategic Stock Portfolio                             5/1/98           ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------
     U.S. Government Securities Portfolio                 1/24/92          11.24%          11.06%           6.66%          6.73% *
-----------------------------------------------------------------------------------------------------------------------------------
     Utilities Portfolio                                     2/94          23.74%          18.80%          14.31% *        ---
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust
-----------------------------------------------------------------------------------------------------------------------------------
     Warburg Pincus Emerging Markets Portfolio                              ---             ---             ---            ---
-----------------------------------------------------------------------------------------------------------------------------------

(1) Formerly The Travelers Timed Money Market Account for Variable Annuities (Account TMM).

(2)   Formerly Aggressive Stock Trust.

(3) Formerly American Odyssey Short-Term Bond Fund, the name, investment objective, and subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

*     Figures represent period "Since Inception," as defined below.

(4) Subaccount Inception Date reflects the actual date that the underlying fund became available under the Separate Account, as determined by the effective date of the Separate Account's 1940 Act Registration Statement.

(5) Fund Inception Date reflects the date that the underlying fund commenced operations. For those funds that were in existence prior to the date that they became available under the Separate Account, the performance figures represent actual returns of the fund adjusted to reflect the charges that would have been assessed under the Separate Account during the period(s) shown. As illustrated herein, periods greater than 1 year reflect Hypothetical Adjusted Returns.

                             THE BOARD OF MANAGERS


           The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB are elected annually by those Contract Owners participating in the Separate Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

Name                                              Present Position and Principal Occupation During Last Five Years
----                                              ----------------------------------------------------------------
*Heath B. McLendon                                Managing Director (1993-present), Smith Barney Inc. ("Smith Barney");
 Chairman and Member                              Chairman (1993-present), Smith Barney Strategy Advisors, Inc.; President
 388 Greenwich Street                             and Director (1994-present), Mutual Management Corp.; Director and New York,
 Age 64                                           New York President (1996-present), Travelers Investment Adviser, Inc.; Chairman and Director of forty-two investment companies associated with Smith
                                                  Barney; Chairman, Board of Trustees, Drew University; Advisory Director, First
                                                  Empire State Corporation; Chairman, Board of Managers, seven Variable Annuity
                                                  Separate Accounts of The Travelers Insurance Company+; Chairman, Board of
                                                  Trustees, five Mutual Funds sponsored by The Travelers Insurance Company++; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.

  Knight Edwards                                  Of Counsel (1988-present), Edwards & Angell, Attorneys; Member, Advisory  Board
  Member                                          (1973-1994), thirty-one mutual funds sponsored by Keystone Group, Inc.; Member,
  2700 Hospital Trust Tower                       Board of Managers, seven Variable Annuity Separate Accounts of The Travelers
  Providence, Rhode Island                        Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers
  Age 74                                          Insurance Company++.

  Robert E. McGill, III                           Retired manufacturing executive. Director (1983-1995), Executive Vice
  Member                                          President (1989-1994) and Senior Vice President, Finance and
  295 Hancock Street                              Administration (1983-1989), The Dexter Corporation (manufacturer of
  Williamstown, Massachusetts                     specialty chemicals and materials); Vice Chairman (1990-1992), Director
  Age 66                                          (1983-1995), Life Technologies, Inc. (life science/biotechnology products); Director, (1994-present), The Connecticut Surety Corporation
                                                  (insurance); Director (1995-present), CN Bioscience, Inc. (life/biotechnology products); Director (1995-present), Chemfab Corporation (specialty materials manufacturer); Member, Board of Managers, seven Variable Annuity Separate Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The
                                                  Travelers Insurance Company++.

  Lewis Mandell                                   Dean, College of Business Administration (1995-present), Marquette
  Member                                          University; Professor of Finance (1980-1995) and Associate Dean (1993-1995),
  606 N. 13th Street                              School of Business Administration, and Director, Center for Research and
  Milwaukee, WI 53233                             Development in Financial Services (1980-1995), University of Connecticut; Director
  Age 55                                          (1992-present), GZA Geoenvironmental Tech, Inc. (engineering services); Member,
                                                  Board of Managers, seven Variable Annuity Separate Accounts of The Travelers
                                                  Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers
                                                  Insurance Company++.

  Frances M. Hawk, CFA, CFP                       Private Investor, (1997-present), Portfolio Manager (1992-1997), HLM
  Member                                          Management Company, Inc. (investment management); Assistant Treasurer,
  222 Berkeley Street                             Pensions and Benefits. Management (1989-1992), United Technologies
  Boston, Massachusetts                           Corporation (broad-based designer and manufacturer of high technology
  Age 50                                          products); Member, Board of Managers, seven Variable Annuity Separate
                                                  Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance Company++.

  Ernest J. Wright                                Vice President and Secretary (1996-present), Assistant Secretary (1994-1996),
  Secretary to the Board                          Counsel (1987-present), The Travelers Insurance Company; Secretary, Board of
  One Tower Square                                Managers, seven Variable Annuity Separate Accounts  of The Travelers Insurance
  Hartford, Connecticut                           Company+; Secretary, Board of Trustees, five Mutual Funds sponsored by The
  Age 57                                          Travelers Insurance Company++.

  Kathleen A. McGah                               Assistant Secretary and Counsel (1995-present), The Travelers Insurance
  Assistant Secretary to the Board                Company; Assistant Secretary, Board of Managers, seven Variable Annuity
  One Tower Square                                Separate Accounts of The Travelers Insurance Company+; Assistant Secretary, Board
  Hartford, Connecticut                           of Trustees, five Mutual Funds sponsored by The Travelers Insurance Company++.
  Age 47                                          Prior to January 1995, Counsel, ITT Hartford Life Insurance Company.

+ These seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

         * Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney Inc., an indirect wholly owned subsidiary of Travelers Group Inc. and also owns shares and options to purchase shares of Travelers Group Inc., the indirect parent of The Travelers Insurance Company.

           The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Separate Accounts, as well as other expenses for services related to the operations of the accounts, for which it deducts certain amounts from purchase payments and from the accounts.

           Members of the Board of Managers who are also officers or employees of Travelers Group Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Travelers Group Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the seven Variable Annuity Separate Accounts established by The Travelers Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board Members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                      DISTRIBUTION AND MANAGEMENT SERVICES

           Under the terms of a Distribution and Management Agreement between each Separate Account, the Company and Tower Square Securities, Inc., the Company provides all sales and administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. In addition, under the terms of the Distribution and Management Agreements between the Company and Accounts TGIS, TSB, TAS and TB, the Company deducts amounts necessary to pay fees to third-party registered investment advisers which provide market timing investment advisory services to Contract Owners in those accounts and, in turn, pays such fees to the registered investment advisers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.


           The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Distribution and Management Agreements:

         SEPARATE ACCOUNT                     1997                         1996                         1995
         ----------------                     ----                         ----                         ----
            GIS                          $   7,623,733                $   5,889,123                $   4,557,639
            QB                           $   2,144,373                $   2,322,938                $   2,119,384
            MM                           $   1,296,431                $   1,141,046                $   1,122,833
            U                            $  60,630,629                $  43,929,076                $  27,747,007
            TGIS                         $   2,750,311                $   2,727,368                $   1,986,950
            TSB                          $   1,092,109                $   1,217,057                $   1,860,151
            TAS                          $   1,191,956                $   1,196,757                $     906,250
            TB                           $      32,789                $      77,050                $     179,197


                              SECURITIES CUSTODIAN

           Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB, MM, TGIS, TSB, TAS and TB.

                            INDEPENDENT ACCOUNTANTS


           Financial statements as of and for the year ended December 31, 1997 of Accounts GIS, QB, MM, TGIS, TSB, TAS, TB and Fund U, included in the Annual Reports for each incorporated by reference in this SAI, have been incorporated herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

           The consolidated financial statements of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and for each of the years in the three-year period ended December 31, 1997, have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

                          TRAVELERS INSURANCE COMPANY

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income and retained earnings and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP
Hartford, Connecticut
January 26, 1998

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS
                                ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                   1997      1996      1995
                                                                 ------    ------    ------
REVENUES
Premiums                                                         $1,583    $1,387    $1,504
Net investment income                                             2,037     1,950     1,884
Realized investment gains                                           199        65       106
Other revenues                                                      354       284       204
-------------------------------------------------------------------------------------------
   Total Revenues                                                $4,173    $3,686    $3,698
-------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                             1,341     1,187     1,206
Interest credited to contractholders                                829       863       997
Amortization of deferred acquisition costs and value of
  insurance in force                                                293       281       290
General and administrative expenses                                 427       380       368
-------------------------------------------------------------------------------------------
   Total Benefits and Expenses                                    2,890     2,711     2,861
-------------------------------------------------------------------------------------------

Income from continuing operations before federal income taxes     1,283       975       837
-------------------------------------------------------------------------------------------

Federal income taxes:
   Current expense                                                  434       284       233
   Deferred                                                          10        58        57
-------------------------------------------------------------------------------------------
   Total Federal Income Taxes                                       444       342       290
-------------------------------------------------------------------------------------------

Income from continuing operations                                   839       633       547
-------------------------------------------------------------------------------------------
Discontinued operations, net of income taxes
   Income from operations (net of taxes of $0, $0 and $18)           --        --        72
   Gain on disposition (net of taxes of $0, $14 and $68)             --        26       131
-------------------------------------------------------------------------------------------
   Income from Discontinued Operations                               --        26       203
-------------------------------------------------------------------------------------------

Net income                                                          839       659       750
Retained earnings beginning of year                               2,471     2,312     1,562
Dividends to parent                                                 500       500        --
-------------------------------------------------------------------------------------------
   Retained Earnings End of Year                                 $2,810    $2,471    $2,312
===========================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)


December 31,                                                      1997       1996
----------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost,
$20,682; $19,284)                                               $21,511    $19,637
Equity securities, at fair value (cost, $480; $330)                 512        338
Mortgage loans                                                    2,869      2,920
Real estate held for sale                                           134        297
Trading securities, at market value                                 800         --
Policy loans                                                      1,872      1,910
Short-term securities                                             1,102        902
Other invested assets                                             1,702      1,253
----------------------------------------------------------------------------------
   Total Investments                                            $30,502    $27,257
----------------------------------------------------------------------------------

Cash                                                                 58         74
Investment income accrued                                           338        355
Premium balances receivable                                         106        105
Reinsurance recoverables                                          4,339      3,858
Deferred acquisition costs and value of insurance in force        2,312      2,133
Separate and variable accounts                                   11,319      8,127
Other assets                                                      1,052      1,064
----------------------------------------------------------------------------------
   Total Assets                                                 $50,026    $42,973
----------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                             14,913     14,189
Future policy benefits                                           12,569     11,762
Policy and contract claims                                          378        536
Trading securities sold not yet purchased, at market value          462         --
Separate and variable accounts                                   11,309      8,115
Commercial paper                                                     --         50
Deferred federal income taxes                                       409         57
Other liabilities                                                 2,661      1,936
----------------------------------------------------------------------------------
   Total Liabilities                                            $42,701    $36,645
----------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                            100        100
Additional paid-in capital                                        3,187      3,170
Retained earnings                                                 2,810      2,471
Unrealized investment gains, net of taxes                         1,228        587
----------------------------------------------------------------------------------
   Total Shareholder's Equity                                   $ 7,325    $ 6,328
----------------------------------------------------------------------------------

   Total Liabilities and Shareholder's Equity                   $50,026    $42,973
==================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                                                        1997         1996         1995
----------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                                                $  1,519    $  1,387     $  1,346
   Net investment income received                                                       2,059       1,910        1,855
   Other revenues received                                                                180         131           90
   Benefits and claims paid                                                            (1,230)     (1,060)        (846)
   Interest credited to contractholders                                                  (853)       (820)        (960)
   Operating expenses paid                                                               (445)       (343)        (615)
   Income taxes paid                                                                     (368)       (328)         (63)
   Trading account investments, (purchases) sales, net                                    (54)         --           --
   Other                                                                                   18         (70)        (137)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                           826         807          670
      Net cash used in discontinued operations                                             --        (350)        (596)
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by Operations                                                $    826    $    457     $     74
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                                                  2,259       1,928        1,974
      Mortgage loans                                                                      663         917          680
   Proceeds from sales of investments
      Fixed maturities                                                                  7,592       9,101        6,773
      Equity securities                                                                   341         479          379
      Mortgage loans                                                                      207         178          704
      Real estate held for sale                                                           169         210          253
   Purchases of investments
      Fixed maturities                                                                (11,143)    (11,556)     (10,748)
      Equity securities                                                                  (483)       (594)        (305)
      Mortgage loans                                                                     (771)       (470)        (144)
   Policy loans, net                                                                       38         (23)        (325)
   Short-term securities, (purchases) sales, net                                           (2)        498          291
   Other investments, (purchases) sales, net                                             (260)       (137)        (267)
   Securities transactions in course of settlement                                        311         (52)         258
   Net cash provided by investing activities of discontinued operations                    --         348        1,425
----------------------------------------------------------------------------------------------------------------------
   Net Cash Provided by (used in) Investing Activities                               $ (1,079)   $    827     $    948
----------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Redemption of commercial paper, net                                                    (50)        (23)          (1)
   Contractholder fund deposits                                                         3,544       2,493        2,705
   Contractholder fund withdrawals                                                     (2,757)     (3,262)      (3,755)
   Dividends to parent company                                                           (500)       (500)          --
   Other                                                                                   --           9           --
----------------------------------------------------------------------------------------------------------------------
      Net Cash Provided by (used in) Financing Activities                            $    237    $ (1,283)    $ (1,051)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                      $    (16)   $      1     $    (29)
----------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                 $     58    $     74     $     73
======================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   Basis of Presentation

   The Travelers Insurance Company and Subsidiaries (the Company) is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Travelers Group Inc. (Travelers Group). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance subsidiaries of the Company are The Travelers Life and Annuity Company (TLAC) and Primerica Life Insurance Company (Primerica Life) and its subsidiary National Benefit Life Insurance Company (NBL).

   - TRAVELERS LIFE AND ANNUITY offers fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance to individuals and small businesses. It also provides group pension products, including guaranteed investment contracts and group annuities for employer-sponsored retirement and savings plans. These products are primarily marketed through The Copeland Companies (Copeland), an indirect, wholly owned subsidiary of the Company, the Financial Consultants of Salomon Smith Barney, an affiliate of the Company, and a nationwide network of independent agents. The Company's Corporate and Other Segment was absorbed into Travelers Life and Annuity during the second quarter of 1996.

   - PRIMERICA LIFE INSURANCE offers individual life products, primarily term insurance, to consumers through a nationwide sales force of approximately 80,000 full and part-time independent agents.

   As discussed in Note 2 of Notes to Consolidated Financial Statements, in January 1995 the group life insurance and related businesses of the Company were sold to Metropolitan Life Insurance Company (MetLife). Also in January 1995, the group medical component was exchanged for a 42% interest in The MetraHealth Companies, Inc. (MetraHealth). The Company's interest in MetraHealth was sold on October 2, 1995 and through that date was accounted for on the equity method. The Company's discontinued operations reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from the sales of these businesses.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life Insurance Company (Transport Life). Immediately prior to this distribution, the Company distributed Transport Life, an indirect wholly owned subsidiary of the Company, to TIGI, as a return of capital.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform with the 1997 presentation.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Accounting Changes

   EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS

   In February, 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FAS 132). FAS 132 supersedes the disclosure requirements in FASB Statements No. 87, "Employers' Accounting for Pensions," No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefits Pension Plans and Termination of Benefits," and No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions." FAS 132 addresses disclosure only and does not address measurement or recognition. In addition to other disclosure changes, FAS 132 allows employers to disclose total contributions to multi-employer plans without disaggregating the amounts attributable to pensions and other postretirement benefits. This statement is effective for fiscal years beginning after December 15, 1997. Earlier application is encouraged. Effective December 31, 1997, the Company adopted FAS 132. The adoption of this standard did not have any impact on results of operations, financial condition or liquidity.

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). FAS 125 establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The requirements of FAS 125 are effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, and are to be applied prospectively. However, in December 1996 the FASB issued Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125," which delays until January 1, 1998 the effective date for certain provisions. Application of FAS 125 prior to the effective date or retroactively is not permitted. The adoption of the provisions of FAS 125 effective January 1, 1997 did not have a material impact on results of operations, financial condition or liquidity. The adoption of the provisions of FAS 127 effective January, 1998 are not expected to have a material impact on the results of operations, financial condition or liquidity.

   ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF

   Effective January 1, 1996, the Company adopted Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." This statement establishes accounting standards for the impairment of long-lived assets and certain identifiable intangibles to be disposed. This statement requires a write down to fair value when long-lived assets to be held and used are impaired. The statement also requires long-lived assets to be disposed (e.g., real estate held for sale) be carried at the lower of cost or fair value less cost to sell, and does not allow such assets to be depreciated. The adoption of this standard did not have a material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR STOCK-BASED COMPENSATION

   In October 1995, the FASB issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement establishes financial accounting and reporting standards for stock-based employee compensation plans as well as transactions in which an entity issues its equity instruments to acquire goods or services from non-employees. This statement defines a fair value-based method of accounting for employee stock options or similar equity instruments, and encourages all entities to adopt this method of accounting for all employee stock compensation plans. However, it also allows an entity to continue to measure compensation cost for those plans using the intrinsic value-based method of accounting prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25). Entities electing to remain with the accounting method prescribed in APB 25 must make pro-forma disclosures of net income and earnings per share, as if the fair value-based method of accounting defined by FAS 123 had been applied. FAS 123 is applicable to fiscal years beginning after December 15, 1995. The Company has elected to continue to account for its stock-based employee compensation plans using the accounting method prescribed by APB 25 and has included in the notes to consolidated financial statements the pro-forma disclosures required by FAS 123. See Note 9. The Company has adopted FAS 123 for its stock-based non-employee compensation plans.

   Accounting Policies

   INVESTMENTS

   Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

   Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1997 and 1996.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities are carried at market value. Realized and unrealized gains and losses on trading securities are included in investment income.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

   Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, equity options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Forward contracts, equity options, and interest rate swaps and caps were not significant at December 31, 1997 and 1996. Information concerning derivative financial instruments is included in Note 6.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

   POLICY LOANS

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

   Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 10- to 25-year amortization period is used; for long-term care business, a 10- to 20-year period is used, and a 10- to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. Impairments would be recognized in operating results if a permanent diminution in value is deemed to have occurred.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 9.45%.

   FUTURE POLICY BENEFITS

   Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company, whose insurance subsidiaries are domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of those states. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

   OTHER REVENUES

   Other revenues include surrender, mortality and administrative charges and fees as earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets and operations other than realized investment gains and losses and revenues of non-insurance subsidiaries.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

   Future Application of Accounting Standards

   In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company has not yet determined when it will implement this SOP and does not anticipate any material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In June 1997, the FASB issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. FAS 130 stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income will thus represent the sum of net income and other comprehensive income, although FAS 130 does not require the use of the terms comprehensive income or other comprehensive income. The accumulated balance of other comprehensive income shall be displayed separately from retained earnings and additional paid-in capital in the statement of financial position. FAS 130 is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of FAS 130 will result primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

   In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS 131). FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. FAS 131 supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise" (FAS 14). FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. FAS 131 is effective for fiscal years beginning after December 15, 1997. The Company is currently determining the impact of the adoption of FAS 131.

2. DISPOSITIONS AND DISCONTINUED OPERATIONS

   On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and recognized in the first quarter of 1995 a gain of $20 million net of taxes. In connection with the sale, the Company ceded 100% of its risks in the group life and related businesses to MetLife on an indemnity reinsurance basis, effective January 1, 1995. In connection with the reinsurance transaction, the Company transferred assets with a fair market value of approximately $1.5 billion to MetLife, equal to the statutory reserves and other liabilities transferred.

   On January 3, 1995, the Company and MetLife and certain of their affiliates, formed the MetraHealth joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized as a result of this transaction . Upon formation of the joint venture, the Company owned 42% of the outstanding capital stock of MetraHealth, TIGI owned 8% and the other 50% was owned by MetLife and its affiliates. In March 1995, MetraHealth acquired HealthSpring, Inc. for common stock of MetraHealth resulting in a reduction in the participation of the Company and TIGI, and MetLife in the MetraHealth venture to 48.25% each. As the medical insurance business of the Company came due for renewal, the risks were transferred to MetraHealth and the related operating results for this medical insurance business were reported by the Company in 1995 as part of discontinued operations.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation and through that date had accounted for its interest in MetraHealth on the equity method. Gross proceeds to the Company in 1995 were $708 million in cash, an after-tax gain of $111 million was recognized. During 1996 the Company received a contingency payment based on MetraHealth's 1995 results. In conjunction with this payment, certain reserves associated with the group medical business and exit costs related to the discontinued operations were reevaluated resulting in a final after-tax gain of $26 million.

   All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's Managed Care and Employee Benefit Operations (MCEBO) segment prior to 1995. The Company's discontinued operations in 1996 and 1995 reflect the results of the medical insurance business not transferred, the equity interest in the earnings of MetraHealth through October 2, 1995 (date of sale) and the gains from sales of these businesses. Revenues from discontinued operations were insignificant for the year ended December 31, 1996 and $1.2 billion for the year ended December 31, 1995.

   In September 1995, Travelers Group made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers Group and was the indirect owner of the business of Transport Life. Immediately prior to this distribution, the Company distributed Transport, an indirect wholly owned subsidiary of the Company, to TIGI as a return of capital, resulting in a reduction in additional paid-in capital of $334 million. The results of Transport through September 1995 are included in income from continuing operations.

3. COMMERCIAL PAPER AND LINES OF CREDIT

   The Company issues commercial paper directly to investors. No commercial paper was outstanding at December 31, 1997 and $50 million was outstanding at December 31, 1996. The Company maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper. Interest expense related to the commercial paper was not significant in 1997 or 1996.

   Travelers Group, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Travelers Group) and the Company have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Travelers Group, CCC or the Company. The Company's participation in this agreement is limited to $250 million. The revolving credit facility consists of a five-year revolving credit facility that expires in 2001. At December 31, 1997, $50 million was allocated to the Company. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1997, the Company was in compliance with these provisions. There were no amounts outstanding under this agreement at December 31, 1997 and 1996. If the Company had borrowings on this facility, the interest rate would be based upon LIBOR plus a negotiated margin.

\                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured. During 1997, new universal life business was reinsured under an 80%/20% quota share reinsurance program and new term life business was reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statement of operations and retained earnings is presented below ($ in millions):

       ---------------------------------------------------------------------
       WRITTEN PREMIUMS                         1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,148    $1,982    $2,166
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (280)     (284)     (374)
          Non-affiliated companies               (273)     (309)     (302)
       ---------------------------------------------------------------------
       Total Net Written Premiums              $1,596    $1,394    $1,490
       =====================================================================

       ---------------------------------------------------------------------
       EARNED PREMIUMS                          1997      1996       1995
       ---------------------------------------------------------------------
       Direct                                  $2,170    $1,897    $2,067
       Assumed from:
          Non-affiliated companies                  1         5        --
       Ceded to:
          Affiliated companies                   (321)     (219)     (283)
          Non-affiliated companies               (291)     (315)     (298)
       ---------------------------------------------------------------------
       Total Net Earned Premiums               $1,559    $1,368    $1,486
       =====================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 1997 and 1996 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

       ----------------------------------------------------------
       REINSURANCE RECOVERABLES                1997      1996
       ----------------------------------------------------------
       Life and Accident and Health
       Business:
          Non-affiliated companies             $1,362    $1,497
       Property-Casualty Business:
          Affiliated companies                  2,977     2,361
       ----------------------------------------------------------
       Total Reinsurance Recoverables          $4,339    $3,858
       ==========================================================

   Total reinsurance recoverables at December 31, 1997 and 1996 include $697 million and $720 million, respectively, from MetLife in connection with the sale of the Company's group life and related businesses. See Note 2.

5. SHAREHOLDER'S EQUITY

   Additional Paid-In Capital

   The increase of $17 million in additional paid-in capital during 1997 is due to tax benefits related to exercising Travelers Group stock options by the Company's employees.

   Unrealized Investment Gains (Losses)

   An analysis of the change in unrealized gains and losses on investments is shown in Note 13.

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes all insurance subsidiaries, was $754 million, $656 million, and $235 million for the years ended December 31, 1997, 1996 and 1995, respectively.

   The Company's statutory capital and surplus was $4.12 billion and $3.44 billion at December 31, 1997 and 1996, respectively.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $551 million is available in 1998 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk based capital levels. The Company is in compliance with these covenants at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


6. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

   Derivative Financial Instruments

   The Company uses derivative financial instruments, including financial futures, equity options, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

   These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts calculated to be due the Company on such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

   The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

   The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts to offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

   Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

   At December 31, 1997 and 1996, the Company held financial futures contracts with notional amounts of $625 million and $169 million, respectively, and a deferred gain of $.7 million and a deferred loss of $4.1 million and a deferred gain of $1.2 million, and a deferred loss of $.1 million, respectively. Total losses of $5.8 million and gains of $2.0 million from financial futures were deferred at December 31, 1997 and 1996, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1997 and 1996, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

   The off-balance sheet risks of equity options, forward contracts, and interest rate swaps were not significant at December 31, 1997 and 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gives the Company the right to receive payments if interest rates exceed specific levels at specific dates. The premium of $2 million paid for this instrument is being amortized over its life. The interest rate cap asset is reported at fair value which is $0 and $1 million at December 31, 1997 and 1996, respectively.

   Financial Instruments with Off-Balance Sheet Risk

   In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1997 and 1996.

   Fair Value of Certain Financial Instruments

   The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

   At December 31, 1997 and 1996, investments in fixed maturities had a carrying value and a fair value of $21.5 billion and $19.6 billion, respectively. See Notes 1 and 13.

   At December 31, 1997 and 1996, mortgage loans had a carrying value of $2.9 billion, which approximated fair value. In estimating fair value, the Company used interest rates reflecting the higher returns required in the current real estate financing market.

   The carrying values of $143 million and $174 million of financial instruments classified as other assets approximated their fair values at December 31, 1997 and 1996, respectively. The carrying values of $2.0 billion and $850 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1997 and 1996, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

   At December 31, 1997, contractholder funds with defined maturities had a carrying value of $2.3 billion and a fair value of $2.3 billion, compared with a carrying value of $1.4 billion and a fair value of $1.5 billion at December 31, 1996. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $9.7 billion and a fair value of $9.5 billion at December 31, 1997, compared with a carrying value of $9.1 billion and a fair value of $8.8 billion at December 31, 1996. These contracts generally are valued at surrender value.

   The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $260 million and $260 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $217 million and $217 million, respectively, at December 31, 1996. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1997, compared with a carrying value and a fair value of $208 million and $204 million, respectively, at December 31, 1996.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The carrying values of cash, short-term securities, trading securities, investment income accrued, trading securities sold not purchased, and commercial paper approximated their fair values.

   The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


7. COMMITMENTS AND CONTINGENCIES

   Financial Instruments with Off-Balance Sheet Risk

   See Note 6 for a discussion of financial instruments with off-balance sheet risk.

   Litigation

   In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.

   The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1997, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


8. BENEFIT PLANS

   Pension and Other Postretirement Benefits

   The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by an affiliate. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by an affiliate. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1997, 1996 and 1995. Beginning January 1, 1996, the Company's other postretirement benefit plans were amended to restrict benefit eligibility to retirees and certain retiree-eligible employees. Previously, covered employees could become eligible for postretirement benefits if they reached retirement age while working for the Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1997, 1996 and 1995.

   401(k) Savings Plan

   Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Travelers Group. Prior to January 1, 1996, the Company made matching contributions to the 401(k) savings plan on behalf of participants in the amount of 50% of the first 5% of pre-tax contributions made by the employee, plus an additional variable matching contribution based on the profitability of TIGI and its subsidiaries. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1997, 1996 and 1995.


9. RELATED PARTY TRANSACTIONS

   The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Travelers Insurance Company (Life Department) handles banking functions for the life and annuity operations of Travelers Life and Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

   The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1997 and 1996, the pool totaled approximately $2.6 billion and $2.9 billion, respectively. The Company's share of the pool amounted to $725 million and $196 million at December 31, 1997 and 1996, respectively, and is included in short-term securities in the consolidated balance sheet.

   The Company sells structured settlement annuities to The Travelers Indemnity Company in connection with the settlement of certain policyholder obligations. Such deposits were $88 million, $40 million, and $38 million for 1997, 1996 and 1995, respectively.

   The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney. Premiums and deposits related to these products were $1.0 billion, $820 million, and $583 million in 1997, 1996 and 1995, respectively.

   At December 31, 1996, the Company had an investment of $22 million in bonds of its affiliate, CCC. This was included in fixed maturities in the consolidated balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company had an investment of $1.15 billion and $648 million in common stock of Travelers Group at December 31, 1997 and 1996, respectively. This investment is carried at fair value.

   The Company participates in a stock option plan sponsored by Travelers Group that provides for the granting of stock options in Travelers Group common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Travelers Group introduced the WealthBuilder stock option program. Under this program all employees meeting certain requirements have been granted Travelers Group stock options.

   The Company applies APB 25 and related interpretations in accounting for stock options. Since stock options under the Travelers Group plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

   Had the Company applied FAS 123 in accounting for Travelers Group stock options, net income would have been the pro forma amounts indicated below:

      -----------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,             1997        1996         1995
      ($ IN MILLIONS)
      -----------------------------------------------------------------------
      Net income, as reported              $839         $659        $750
      -----------------------------------------------------------------------
      FAS 123 pro forma adjustments,         (9)          (3)         (1)
      after tax
      -----------------------------------------------------------------------
      Net income, pro forma                $830         $656        $749

   The Company has an interest rate cap agreement with Travelers Group. See Note 6.

10. LEASES

   Most leasing functions for TIGI and its subsidiaries are administered by TAP. In 1996, TAP assumed the obligations for several leases. Rent expense related to all leases are shared by the companies on a cost allocation method based generally on estimated usage by department. Rent expense was $15 million, $24 million, and $22 million in 1997, 1996 and 1995, respectively.

       --------------------------------------------------
       YEAR ENDING DECEMBER 31,       MINIMUM OPERATING
       ($ in millions)                 RENTAL PAYMENTS
       --------------------------------------------------
       1998                                 $  49
       1999                                    44
       2000                                    43
       2001                                    45
       2002                                    43
       Thereafter                             337
       --------------------------------------------------
       Total Rental Payments                 $561
       ==================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Future sublease rental income of approximately $73 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $218 million, by an affiliate. Minimum future capital lease payments are not significant.

   The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

11. FEDERAL INCOME TAXES

       EFFECTIVE TAX RATE
       ---------------------------------------------------------------------
       For The Year Ended December 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       Income Before Federal Income Taxes     $1,283     $ 975      $ 837
       Statutory Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------
       Expected Federal Income Taxes            449        341        293
       Tax Effect of:
          Non-taxable investment income          (4)        (3)        (4)
          Other, net                             (1)         4          1
       =====================================================================
       Federal Income Taxes                   $ 444      $ 342      $ 290
       =====================================================================
       Effective Tax Rate                        35%        35%        35%
       ---------------------------------------------------------------------

       COMPOSITION OF FEDERAL INCOME TAXES
       Current:
          United States                       $ 410       $ 263     $ 220
          Foreign                                24          21        13
       ---------------------------------------------------------------------
          Total                                 434         284       233
       ---------------------------------------------------------------------
       Deferred:
          United States                          10          57        52
          Foreign                                --           1         5
       ---------------------------------------------------------------------
          Total                                  10          58        57
       ---------------------------------------------------------------------
       Federal Income Taxes                   $ 444       $ 342     $ 290
       =====================================================================

   Tax benefits allocated directly to shareholder's equity for the years ended December 31, 1997, 1996 and 1995 were $17 million, $8 million and $7 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 1997 and 1996 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)                                                  1997        1996
                                                                -------     -------
Deferred Tax Assets:
   Benefit, reinsurance and other reserves                       $  550      $  510
   Contractholder funds                                              11          32
   Operating lease reserves                                          68          71
   Other employee benefits                                          102         104
   Other                                                            139         121
-----------------------------------------------------------------------------------
      Total                                                         870         838
-----------------------------------------------------------------------------------
Deferred Tax Liabilities:
   Deferred acquisition costs and value of                          608         571
   insurance in force
   Investments, net                                                 484         131
   Other                                                             87          93
-----------------------------------------------------------------------------------
      Total                                                       1,179         795
-----------------------------------------------------------------------------------
Net Deferred Tax (Liability) Asset Before Valuation Allowance      (309)         43
Valuation Allowance for Deferred Tax Assets                        (100)       (100)
-----------------------------------------------------------------------------------
Net Deferred Tax Liability After Valuation Allowance             $ (409)     $  (57)
-----------------------------------------------------------------------------------

   Starting in 1994 and continuing for at least five years, the Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   A net deferred tax asset valuation allowance of $100 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and if life/non-life consolidation is elected in 1999, the consolidated federal income tax return of Travelers Group commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1997. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

   At December 31, 1997, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $932 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)





12. NET INVESTMENT INCOME

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       GROSS INVESTMENT INCOME
          Fixed maturities                     $1,460   $1,387     $1,248
          Mortgage loans                          291      334        419
          Policy loans                            137      156        166
          Real estate held for sale                88       94        111
          Other, including trading                150       77         97
          securities
       ---------------------------------------------------------------------
                                                2,126    2,048      2,041
       ---------------------------------------------------------------------
       Investment expenses                         89       98        157
       ---------------------------------------------------------------------
       Net investment income                   $2,037   $1,950     $1,884
       ---------------------------------------------------------------------


13. INVESTMENTS AND INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses) for the periods were as follows:

       ---------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,         1997      1996       1995
       ($ in millions)
       ---------------------------------------------------------------------
       REALIZED INVESTMENT GAINS
          Fixed maturities                       $71      $(63)      $(43)
          Equity securities                       (9)       47         36
          Mortgage loans                          59        49         47
          Real estate held for sale               67        33         18
          Other                                   11        (1)        48
       ---------------------------------------------------------------------
             Total Realized Investment Gains    $199       $65       $106
       ---------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:

       -------------------------------------------------------------------------
       FOR THE YEAR ENDED DECEMBER 31,              1997      1996      1995
       ($ in millions)
       -------------------------------------------------------------------------
       UNREALIZED INVESTMENT GAINS
          Fixed maturities                         $  446    $ (323)    $1,974
          Equity securities                            25       (35)        46
          Other                                       520       220        200
       -------------------------------------------------------------------------
             Total Realized Investment Gains          991      (138)     2,220
       -------------------------------------------------------------------------

          Related taxes                               350       (43)       778
       -------------------------------------------------------------------------
          Change in unrealized investment gains
          (losses)                                    641       (95)     1,442
          Balance beginning of year                   587       682       (760)
       -------------------------------------------------------------------------
             Balance End of Year                   $1,228    $  587     $  682
       -------------------------------------------------------------------------

   Included in Other are gains of $506 million, $203 million and $214 million for 1997, 1996 and 1995, respectively, related to appreciation of Travelers Group stock.

   Fixed Maturities

   Proceeds from sales of fixed maturities classified as available for sale were $7.6 billion, $10.2 billion and $6.8 billion in 1997, 1996 and 1995, respectively. Gross gains of $170 million, $107 million and $80 million and gross losses of $99 million, $175 million and $124 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $5.1 billion and $4.6 billion at December 31, 1997 and 1996, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of investments in fixed maturities were as follows:

---------------------------------------------------------------------------------------
DECEMBER 31, 1997                                         GROSS       GROSS
($ in millions)                              AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                COST      GAINS       LOSSES     VALUE
---------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                     $ 3,842    $   124    $     2    $ 3,964
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                      1,580        149          1      1,728
   Obligations of states, municipalities
   and political subdivisions                       78          8         --         86
   Debt securities issued by
   foreign governments                             622         31          4        649
   All other corporate bonds                    14,548        547         24     15,071
   Redeemable preferred stock                       12          1         --         13
---------------------------------------------------------------------------------------
      Total Available For Sale                 $20,682        860         31    $21,511
---------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
DECEMBER 31, 1996                                           GROSS      GROSS
($ in millions)                               AMORTIZED  UNREALIZED  UNREALIZED   FAIR
                                                 COST       GAINS      LOSSES     VALUE
----------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
   Mortgage-backed securities - CMOs and
   pass-through securities                      $ 3,821    $    71    $    23    $ 3,869
   U.S. Treasury securities and obligations
   of U.S. Government and government
   agencies and authorities                       1,329         56          4      1,381
   Obligations of states, municipalities and
   political subdivisions                            89          1          1         89
   Debt securities issued by foreign
   governments                                      618         26          3        641
   All other corporate bonds                     13,421        273         43     13,651
   Redeemable preferred stock                         6         --         --          6
----------------------------------------------------------------------------------------
      Total Available For Sale                  $19,284    $   427    $    74    $19,637
----------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The amortized cost and fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       ----------------------------------------------------------
       ($ in millions)                       AMORTIZED   FAIR
                                               COST      VALUE
       ----------------------------------------------------------
       MATURITY:
          Due in one year or less            $ 1,184     $ 1,191
          Due after 1 year through 5 years     5,200       5,335
          Due after 5 years through 10 years   5,332       5,515
          Due after 10 years                   5,124       5,506
       ---------------------------------------------------------
                                              16,840      17,547
       ---------------------------------------------------------
          Mortgage-backed securities           3,842       3,964
       ---------------------------------------------------------
             Total Maturity                  $20,682     $21,511
       ---------------------------------------------------------

   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 1997 and 1996, the Company held CMOs classified as available for sale with a fair value of $2.1 billion and $2.0 billion, respectively. Approximately 72% and 88%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1997 and 1996. In addition, the Company held $1.9 billion and $1.9 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1997 and 1996, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Equity Securities
   The cost and fair values of investments in equity securities were as follows:

   -----------------------------------------------------------------------------
   EQUITY SECURITIES:
                                                   GROSS      GROSS
   ($ in millions)                              UNREALIZED  UNREALIZED     FAIR
                                         COST      GAINS      LOSSES       VALUE
   -----------------------------------------------------------------------------
   DECEMBER 31, 1997
      Common stocks                      $179       $ 34       $ 11        $202
      Non-redeemable preferred stocks     301         13          4         310
   -----------------------------------------------------------------------------
         Total Equity Securities         $480       $ 47       $ 15        $512
   -----------------------------------------------------------------------------

   DECEMBER 31, 1996
      Common stocks                      $212       $ 39       $ 30        $221
      Non-redeemable preferred stocks     118          2          3         117
   -----------------------------------------------------------------------------
         Total Equity Securities         $330       $ 41       $ 33        $338
   -----------------------------------------------------------------------------

   Proceeds from sales of equity securities were $341 million, $487 million and $379 million in 1997, 1996 and 1995, respectively. Gross gains of $53 million, $64 million and $27 million and gross losses of $62 million, $11 million and $2 million in 1997, 1996 and 1995, respectively, were realized on those sales.

   Mortgage Loans and Real Estate Held For Sale

   Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

   At December 31, 1997 and 1996, the Company's mortgage loan and real estate held for sale portfolios consisted of the following ($ in millions):

       ----------------------------------------------------------
                                               1997      1996
       ----------------------------------------------------------
       Current Mortgage Loans                $2,866     $2,869
       Underperforming Mortgage Loans             3         51
       ----------------------------------------------------------
          Total                               2,869      2,920
       ----------------------------------------------------------

       Real Estate Held For Sale                134        297
       ----------------------------------------------------------
          Total                              $3,003     $3,217
       ----------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Aggregate annual maturities on mortgage loans at December 31, 1997 are as follows:

       ------------------------------------------------
       YEAR ENDING DECEMBER 31,
       ($ in millions)
       ------------------------------------------------
       Past Maturity                          $   54
       1998                                      243
       1999                                      252
       2000                                      321
       2001                                      393
       2002                                      121
       Thereafter                              1,485
       ------------------------------------------------
          Total                               $2,869
       ================================================

   Joint Venture

   In October 1997, the Company and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. The Company and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts.

   Trading Securities

   Trading securities are held in a special purpose subsidiary, Tribeca Investments LLC.

       -----------------------------------------------------
       TRADING SECURITIES OWNED                      1997
       Merger arbitrage                              $352
       Convertible bond arbitrage                     370
       Other                                           78
       -----------------------------------------------------
          Total                                      $800
       -----------------------------------------------------

       TRADING SECURITIES SOLD NOT YET PURCHASED

       Merger arbitrage                              $213
       Convertible bond arbitrage                     249
       -----------------------------------------------------
          Total                                      $462
       -----------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   Concentrations

   At December 31, 1997 and 1996, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

   The Company participates in a short-term investment pool maintained by an affiliate. See Note 9.

   Included in fixed maturities are below investment grade assets totaling $1.4 billion and $1.1 billion at December 31, 1997 and 1996, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

   The Company had concentrations of investments, primarily fixed maturities, in the following industries:

       -------------------------------------------------
       ($ in millions)                1997      1996
       -------------------------------------------------
       Banking                        $2,215   $1,959
       Finance                         1,556    1,823
       Electric Utilities              1,377    1,093
       Asset-Backed Credit Cards         778      688
       -------------------------------------------------

   Below investment grade assets included in the preceding table were not significant.

   At December 31, 1997 and 1996, concentrations of mortgage loans were for properties located in highly populated areas in the states listed below:

       -------------------------------------------------
       ($ in millions)                 1997      1996
       -------------------------------------------------
       California                       $794     $643
       New York                          310      297
       -------------------------------------------------

   Other mortgage loan investments are relatively evenly dispersed throughout the United States, with no holdings in any state exceeding $284 million and $258 million at December 31, 1997 and 1996, respectively.

   Concentrations of mortgage loans by property type at December 31, 1997 and 1996 were as follows:

       -------------------------------------------------
       ($ in millions)                 1997     1996
       -------------------------------------------------
       Office                         $1,382   $1,208
       Agricultural                      771      693
       Apartment                         204      291
       Hotel                             201      217
       -------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   Non-Income Producing Investments

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   Restructured Investments

   The Company had mortgage loans and debt securities that were restructured at below market terms totaling approximately $7 million and $18 million at December 31, 1997 and 1996, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans amounted to $.9 million in 1997 and $5 million in 1996. Interest on these assets, included in net investment income, aggregated $.2 million and $2 million in 1997 and 1996, respectively.

14. DEPOSIT FUNDS AND RESERVES

   At December 31, 1997, the Company had $24.0 billion of life and annuity deposit funds and reserves. Of that total, $13.0 billion is not subject to discretionary withdrawal based on contract terms. The remaining $11.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.0 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.2 billion of the life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.8%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $3.8 billion of liabilities are surrenderable without charge. More than 16.8% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

   The following table reconciles net income to net cash provided by operating activities:

--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                       1997       1996      1995
($ in millions)
--------------------------------------------------------------------------------
Net Income From Continuing Operations                 $ 839     $ 633     $ 547
   Adjustments to reconcile net income to
   net cash provided by operating activities:
      Realized gains                                   (199)      (65)     (106)
      Deferred federal income taxes                      10        58        57
      Amortization of deferred policy
      acquisition costs and value of
      insurance in force                                293       281       290
      Additions to deferred policy
      acquisition costs                                (471)     (350)     (454)
      Investment income accrued                          14         2        (9)
      Premium balances receivable                         3        (6)       (8)
      Insurance reserves and accrued expenses           131        (1)      291
      Other                                             206       255        62
--------------------------------------------------------------------------------
      Net cash provided by operating activities         826       807       670
      Net cash used in discontinued operations           --      (350)     (596)
      Net cash provided by operations                 $ 826     $ 457     $  74
--------------------------------------------------------------------------------


16. NON-CASH INVESTING AND FINANCING ACTIVITIES

   Significant noncash investing and financing activities include: a) the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997; b) the 1995 transfer of assets with a fair market value of approximately $1.5 billion and statutory reserves and other liabilities of approximately $1.5 billion to MetLife (see Note 2); c) the 1995 return of capital of Transport to TIGI (see Note 2); d) the acquisition of real estate through foreclosures of mortgage loans amounting to $10 million, $117 million and $97 million in 1997, 1996 and 1995, respectively;
   e) the acceptance of purchase money mortgages for sales of real estate aggregating $4 million, $23 million and $27 million in 1997, 1996 and 1995, respectively.

                                  THETRAVELERS

                                 THE TRAVELERS

                               VARIABLE ANNUITIES

                INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Issued By

                        THE TRAVELERS INSURANCE COMPANY

                          PENSION AND PROFIT-SHARING,

                      SECTION 403(b) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS




L-11165S                                                       TIC  Ed. 5-98
                                                               Printed in U.S.A.

                                     PART C

                               OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a) The financial statements of the Registrant, as well as of The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, and The Travelers Fund U for Variable Annuities, and the Reports of Independent Accountants thereto, are in the Annual Reports for the respective Accounts and are incorporated into the Statement of Additional Information by reference. For each of the Accounts, these financial statements include the following as applicable:

              Statement of Assets and Liabilities as of December 31, 1997
                   (except The Travelers Timed Bond Account for Variable Annuities which was timed out as of December 31, 1997)
              Statement of Operations for the year ended December 31, 1997 Statement of Changes in Net Assets for the years ended December 31, 1997 and 1996 Statement of Investments as of December 31, 1997 (except The Travelers Timed Bond
                   Account for Variable Annuities which was timed out as of
              December 31, 1997) Notes to Consolidated Financial Statements

      The consolidated financial statements of The Travelers Insurance Company and Subsidiaries and the report of Independent Auditors are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries include:

              Consolidated Statements of Income and Retained Earnings for the
                   years ended December 31, 1997, 1996 and 1995
              Consolidated Balance Sheets as of December 31, 1997 and 1996 Consolidated Statements of Cash Flows for the years ended
                   December 31, 1997, 1996 and 1995
              Notes to Consolidated Financial Statements


(b)      Exhibits

1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed on February 29, 1996.)

2. Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed on February 29, 1996.)

3.       Custody Agreement between the Registrant and Chase Manhattan Bank,
         N. A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3 filed on April 26, 1995.)

4. Investment Advisory Agreement between the Registrant and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed on February 29, 1996.)

5. Distribution and Management Agreement among the Registrant, The Travelers Insurance Company and Tower Square Securities, Inc. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 11 to the Registration Statement on Form N-3 filed April 26, 1995.)

6. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 6 to the Registration Statement on Form N-3 filed on February 29, 1996.)

7. Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 the Registration Statement on Form N-4, File No. 2-79529 filed on April 19, 1996.)

8(a).    Charter of The Travelers Insurance Company, as amended on October 19,
         1994.   (Incorporated herein by reference to Exhibit 3(a)(i) to the
         Registration Statement Form S-2-, File No. 33-58677, filed via Edgar on April 18, 1995.)

8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement Form S-2-, File No. 33-58677, filed via Edgar on April 18, 1995.)

12. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit 12 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-3 filed April 28, 1997.)

13(a).   Consent of Coopers & Lybrand L.L.P., Independent Accountants.

13(b).   Consent of KPMG Peat Marwick LLP, Independent Certified Public
         Accountants.

16. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-3 filed April 28, 1997.)

18(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill, III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit 18(a) to the Post-Effective Amendment No. 12 to the Registration Statement on Form N-3, filed February 29, 1996.)

18(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan.

18(c). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Charles O. Prince, III, Marc P. Weill,
         Irwin R. Ettinger and Donald T. DeCarlo.   (Incorporated by reference
         to Exhibits 18(b) and 18(c) to the Registration Statement on Form N-3 filed on April 26, 1995.)

27.      Financial Data Schedule.

Item 29.  Directors and Officers of The Travelers Insurance Company

Name and Principal                Positions and Offices                              Positions and Offices
Business Address                  with Insurance Company                             with Registrant
--------------------------        ----------------------                             -----------------
Michael A. Carpenter*                Director, Chairman of the Board                          ----
                                     President and Chief Executive Officer
Jay S. Benet*                        Director and Senior Vice President                       ----
George C. Kokulis*                   Director and Senior Vice President                       ----
Robert I. Lipp*                      Director                                                 ----
Ian R. Stuart*                       Director, Senior Vice President,                  Principal Accounting
                                     Chief Financial Officer, Chief                    Officer
                                     Accounting Officer and Controller
Katherine M. Sullivan*               Director and Senior Vice President                       ----
                                     and General Counsel
Marc P. Weill**                      Director and Senior Vice President                       ----
Stuart Baritz**                      Senior Vice President                                    ----
Jay S. Fishman*                      Senior Vice President                                    ----
Elizabeth C. Georgakopoulos*         Senior Vice President                                    ----
Barry Jacobson*                      Senior Vice President                                    ----
Russell H. Johnson*                  Senior Vice President                                    ----
Warren H. May*                       Senior Vice President                                    ----
Christine M. Modie*                  Senior Vice President                                    ----
David A. Tyson*                      Senior Vice President                                    ----
F. Denney Voss*                      Senior Vice President                                    ----
Paula Burton*                        Vice President                                           ----
Virginia M. Meany*                   Vice President                                           ----
Selig Ehrlich                        Vice President and Actuary                               ----
Donald R. Munson, Jr.*               Second Vice President                                    ----
Ernest J. Wright*                    Vice President and Secretary                      Secretary to the
                                                                                       Board of Managers
Kathleen A. McGah*                   Assistant Secretary and Counsel                   Assistant Secretary to
                                                                                       the Board of Managers
David A. Golino*                     Second Vice President                             Principal Accounting
                                                                                       Officer

    Principal Business Address:
*   The Travelers Insurance Company               **  Travelers Group Inc.
    One Tower Square                                  388 Greenwich Street
    Hartford, CT  06183                               New York, N.Y. 10013



Item 30. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 33-73466, filed April 10, 1998.

Item 31.  Number of Contract Owners

As of March 1, 1998, 5,471 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 32.  Indemnification

Pursuant to the provisions of Article VI of the Rules and Regulations of the Registrant, indemnification is provided to members of the Board of Managers, and the officers and employees of the Registrant in accordance with the standards established by Section 33-770 of the Connecticut General Statutes ("C.G.S.") relating to indemnification under the Connecticut Stock Corporation Act.

Section 33-770 of the Connecticut General Statutes regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-770 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Travelers Group Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Registrant's Investment Adviser, are set forth in the following table:

Name                                       Position with TIMCO                    Other Business
----                                       -------------------                    --------------
Thomas W. Jones                            Director and Chairman                  Vice Chairman
                                                                                  Travelers Group Inc.*
                                                                                  Chief Executive Officer
                                                                                  Asset Management Division
                                                                                  Smith Barney Inc.

Sandip A. Bhagat                           Director, President and                   -----
                                              Chief Executive Officer**

Virgil H. Cumming                          Director                               Managing Director
                                                                                  Smith Barney Inc.*
                                                                                  Chief Investment Officer
                                                                                  Asset Management Division
                                                                                  Smith Barney Inc.

Heath B. McLendon                          Director                               Managing Director
                                                                                  Smith Barney Inc.*

Jacob E. Hurwitz                           Senior Vice President**                   -----

Emil J. Molinaro, Jr.                      Vice President                         Vice President
                                                                                  Travelers Group Inc.*

Daniel B. Willey                           Vice President**                          -----

Gloria G. Williams                         Vice President**                          -----

John W. Lau                                Assistant Vice President**                -----

Feng Zhang                                 Assistant Vice President**                -----

Michael F. Rosenbaum                       Corporate Secretary                    General Counsel to
                                                                                  Asset Management
                                                                                  Smith Barney Inc.*

Michael Day                                Treasurer                              Managing Director
                                                                                  Smith Barney Inc.*




Address:     *  388 Greenwich Street, New York, New York, 10013
            **  One Tower Square, Hartford, Connecticut 06183

Item 34.  Principal Underwriter

(a)      Tower Square Securities, Inc.
         One Tower Square
         Hartford, Connecticut 06183

Tower Square Securities, Inc. also serves as principal underwriter for the following :

      The Travelers Growth and Income Stock Account for Variable Annuities
      The Travelers Quality Bond Account for Variable Annuities
      The Travelers Money Market Account for Variable Annuities
      The Travelers Timed Growth and Income Stock Account for Variable Annuities The Travelers Timed Short-Term Bond Account for Variable Annuities
      The Travelers Timed Bond Account for Variable Annuities
      The Travelers Fund U for Variable Annuities
      The Travelers Fund VA for Variable Annuities
      The Travelers Fund BD for Variable Annuities
      The Travelers Fund BD II for Variable Annuities
      The Travelers Fund BD III for Variable Annuities
      The Travelers Fund BD IV for Variable Annuities
      The Travelers Fund ABD for Variable Annuities
      The Travelers Fund ABD II for Variable Annuities
      The Travelers Fund UL for Variable Life Insurance
      The Travelers Fund UL II for Variable Life Insurance
      The Travelers Variable Life Insurance Separate Account One
      The Travelers Variable Life Insurance Separate Account Three
      The Travelers Variable Life Insurance Separate Account Two
      The Travelers Variable Life Insurance Separate Account Four
      The Travelers Separate Account QP for Variable Annuities
      The Travelers Separate Account PF for Variable Annuities
      The Travelers Separate Account PF II for Variable Annuities


(b)   Name and Principal                 Positions and Offices                      Positions and Offices
      Business Address *                  With Underwriter                           With Registrant
      ------------------                  ----------------------------               ---------------------
      Russell H. Johnson                 Chairman of the Board                             -----
                                         Chief Executive Officer, President                -----
                                         and Chief Operating Officer
      William F. Scully, III             Member, Board of Directors,                       -----
                                         Senior Vice President, Treasurer
                                         and Chief Financial Officer
      Cynthia P. Macdonald               Vice President, Chief Compliance                  -----
                                         Officer, and Assistant Secretary
      Joanne K. Russo                    Member, Board of Directors                        -----
                                         Senior Vice President
      William D. Wilcox                  General Counsel and Secretary                     -----
      Kathleen A. McGah                  Assistant Secretary                        Assistant Secretary
      Jay S. Benet                       Member, Board of Directors                        -----
      George C. Kokulis                  Member, Board of Directors                        -----
      Warren H. May                      Member, Board of Directors                        -----
      Donald R. Munson, Jr.              Senior Vice President                             -----

(b)   Name and Principal                 Positions and Offices                      Positions and Offices
      Business Address *                  With Underwriter                           With Registrant
      ------------------                  ----------------------------               ---------------------
      Stuart L. Baritz                   Vice President                                    -----
      Michael P. Kiley                   Vice President                                    -----
      Tracey Kiff-Judson                 Vice President                                    -----
      Robin A. Jones                     Second Vice President                             -----
      Whitney F. Burr                    Second Vice President                             -----
      Marlene M. Ibsen                   Second Vice President                             -----
      John J. Williams, Jr.              Director and Assistant Compliance                 -----
                                           Officer
      Susan M. Curcio                    Director and Operations Manager                   -----
      Dennis D. D'Angelo                 Director                                          -----
      Thomas P. Tooley                   Director                                          -----
      Nancy S. Waldrop                   Assistant Treasurer                               -----

      *   Principal business address:  One Tower Square, Hartford,
          Connecticut  06183


(c)   Not Applicable.


Item 35.  Location of Accounts and Records

(1)   The Travelers Insurance Company
      One Tower Square
      Hartford, Connecticut 06183

(2)   Chase Manhattan Bank, N.A.
      Chase MetroTech Center
      Brooklyn, New York  11245


Item 36.  Management Services

Inapplicable.

Item 37.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on the 17th day of April, 1998.


                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                                  (Registrant)



                                        By: *HEATH B. McLENDON
                                            -----------------------------------
                                            Heath B. McLendon
                                            Chairman of the Board of Managers


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on April 17, 1998.



*HEATH B. McLENDON                                    Chairman, Board of Managers
-----------------------------
  (Heath B. McLendon)

*KNIGHT EDWARDS                                       Member, Board of Managers
-----------------------------
  (Knight Edwards)

*ROBERT E. McGILL, III                                Member, Board of Managers
------------------------------
  (Robert E. McGill, III)

*LEWIS MANDELL                                        Member, Board of Managers
------------------------------
  (Lewis Mandell)

*FRANCES M. HAWK                                      Member, Board of Managers
------------------------------
  (Frances M. Hawk)




 *By:    Ernest J. Wright, Attorney-in-Fact
         Secretary, Board of Managers

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on the 17th day of April, 1998.

                        THE TRAVELERS INSURANCE COMPANY
                              (Insurance Company)

                             By:  *IAN R. STUART
                                  ----------------------------------
                                  Ian R. Stuart
                                  Senior Vice President, Chief Financial Officer Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on April 17, 1998.


*MICHAEL A. CARPENTER                                  Director, Chairman of the Board, President
------------------------------                         and Chief Executive Officer
  (Michael A. Carpenter)


*JAY S. BENET                                          Director
------------------------------
  (Jay S. Benet)


*GEORGE C. KOKULIS                                     Director
------------------------------
  (George C. Kokulis


*ROBERT I. LIPP                                        Director
------------------------------
  (Robert I. Lipp)


*IAN R. STUART                                         Director, Senior Vice President, Chief
------------------------------                         Financial Officer, Chief Accounting Officer
  (Ian R. Stuart)                                      and Controller



*KATHERINE M. SULLIVAN                                 Director, Senior Vice President and
------------------------------                         General Counsel
  (Katherine M. Sullivan)


*MARC P. WEILL                                         Director
------------------------------
  (Marc P. Weill)



 *By:    Ernest J. Wright, Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit
  No.                Description                                                              Method of Filing
                     -----------                                                              ----------------
1.       Resolution of The Travelers Insurance Company's Board of
         Directors authorizing the establishment of the Registrant.
         (Incorporated herein by reference to Exhibit 1 to Post-Effective
         Amendment No. 12 to the Registration Statement on Form N-3
         filed on February 29, 1996.)

2. Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the
         Registration Statement on Form N-3 filed on February 29, 1996.)

3.       Form of Custody Agreement between the Registrant and Chase
         Manhattan Bank, N. A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment
         No. 11 to the Registration Statement on Form N-3 filed on
         April 26, 1995.)

4.       Investment Advisory Agreement between the Registrant and The
         Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-3 filed on February 29, 1996.)

5.       Distribution and Management Agreement among the Registrant,
         The Travelers Insurance Company and Tower Square Securities, Inc.
         (Incorporated herein by reference to Exhibit 5 to Post-Effective
         Amendment No. 11 to the Registration Statement on Form N-3 filed on April 26, 1995.)

6. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 12 to the Registration
         Statement on Form N-3 filed on February 29, 1996.)

7. Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 to the Registration
         Statement on Form N-4, File No. 2-79529, filed on April 19, 1996.)

8(a).    Charter of The Travelers Insurance Company, as amended on
         October 19, 1994.   (Incorporated herein by reference to Exhibit 3(a)(i)
         to the Registration Statement filed on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

8(b).    By-Laws of The Travelers Insurance Company, as amended on
         October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement filed on Form S-2,
         File No. 33-58677, filed via Edgar on April 18, 1995.)

12.      Opinion of Counsel as to the legality of the securities being registered.
         (Incorporated herein by reference to Exhibit 12 to Post-Effective
         Amendment No. 15 to the Registration Statement on Form N-3 filed April 28, 1997.)

13(a).   Consent of Coopers & Lybrand L.L.P., Independent Accountants.                        Electronically

13(b).   Consent of KPMG Peat Marwick LLP, Independent Certified                              Electronically
         Public Accountants.

16.      Schedule for Computation of Total Return Calculations -
         Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 filed April 29, 1997.)

18(a).   Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
         McGah as signatory for Heath B. McLendon, Knight Edwards,
         Robert E. McGill, III, Lewis Mandell and Frances M. Hawk.
         (Incorporated herein by reference to exhibit 18(a) to Post-
         Effective Amendment No. 12 to the Registration Statement on
         Form N-3, filed February 29, 1996.)

18(b).   Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
         McGah as signatory for Michael A. Carpenter, Jay S. Benet,
         George C. Kokulis, Ian R. Stuart and Katherine M. Sullivan.
         (Incorporated herein by reference to Exhibit 16 to Post-Effective
         Amendment No. 14 to the Registration Statement on Form N-4 filed April 29, 1997.)

18(c).   Powers of Attorney authorizing Jay S. Fishman or Ernest J.
         Wright as signatory for Robert I. Lipp, Charles O. Prince, III,
         Marc P. Weill, Irwin R. Ettinger, and Donald T. DeCarlo.
         (Incorporated herein by reference to Exhibit 18(b) to Post-
         Effective Amendment No. 11 to the Registration Statement on
         Form N-3 filed April 26, 1995.)

27.      Financial Data Schedule.                                                             Electronically